1933 Act Registration No. 333-260527
1940 Act Registration No. 811-23751

As filed with the Securities and Exchange Commission on November 14, 2025

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 6	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 9	[X]

FIRST AMERICAN FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

800 Nicollet Mall
Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)

(651) 341-6064
(Registrant’s Telephone Number, including Area Code)

Richard J. Ertel
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall, BC-MN-17UL
Minneapolis, Minnesota 55402-7020

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]     immediately upon filing pursuant to paragraph (b) of Rule 485
[  ]      on (date) pursuant to paragraph (b) of Rule 485
[  ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485
[  ]      on (date) pursuant to paragraph (a)(1) of Rule 485
[  ]      75 days after filing pursuant to paragraph (a)(2) of Rule 485
[  ]      on (date) pursuant to paragraph (a)(2) of Rule 485

Class A Shares

FUND	TICKER SYMBOLS

Government Obligations Fund	FAAXX

Retail Prime Obligations Fund	FAPXX

Retail Tax Free Obligations Fund	FTAXX

Treasury Obligations Fund	FATXX

U.S. Treasury Money Market Fund	FOEXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Fund Summaries

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Low Balance Account Fee (for accounts under $2,500)	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating xpenses	0.75%
Less Fee Waivers[1]	—
Net Expenses[1]	0.75%

[1]

The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A
1 year	$ 77
3 years	$240
5 years	$417
10 years	$930

1	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Government Obligations Fund continued

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

2	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Government Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.18%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

3	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Government Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Government Obligations Fund	9/24/01	4.57%	2.03%	1.29%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 2.75%.

Investment Adviser

U.S. Bancorp Asset Management, Inc. (the “adviser”)

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 23 of the prospectus.

4	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Retail Prime Obligations Fund

Investment Objective

Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Low Balance Account Fee (for accounts under $2,500)	$15
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.76%
Less Fee Waivers[1]	(0.01)%
Net Expenses[1]	0.75%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A
1 year	$ 77
3 years	$242
5 years	$421
10 years	$941

5	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Retail Prime Obligations Fund continued

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

6	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

7	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Retail Prime Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.22%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

8	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Retail Prime Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Since Inception
Retail Prime Obligations Fund	7/18/16	4.69%	2.13%	1.70%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 2.81%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 23 of the prospectus.

9	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Retail Tax Free Obligations Fund

Investment Objective

Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Low Balance Account Fee (for accounts under $2,500)	$15
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.26%
Total Annual Fund Operating Expenses	0.86%
Less Fee Waivers[1]	(0.11)%
Net Expenses[1]	0.75%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A
1 year	$ 77
3 years	$ 263
5 years	$ 466
10 years	$1,051

10	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Principal Investment Strategies

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and
●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

11	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institutional providing the fund with the credit and liquidity support for the put or tender option.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

12	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Tax Free Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	0.74%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Retail Tax Free Obligations Fund[2]	9/24/01	2.68%	1.22%	0.76%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 1.52%.
[2]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.

13	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 23 of the prospectus.

14	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Low Balance Account Fee (for accounts under $2,500)	$15
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.75%
Less Fee Waivers[1]	—
Net Expenses[1]	0.75%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A
1 year	$ 77
3 years	$240
5 years	$417
10 years	$930

15	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Treasury Obligations Fund continued

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

16	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Treasury Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended June 30, 2024	1.20%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

17	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

Treasury Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Treasury Obligations Fund	9/24/01	4.63%	2.05%	1.31%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 2.74%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 23 of the prospectus.

18	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

U.S. Treasury Money Market Fund

Investment Objective

U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Low Balance Account Fee (for accounts under $2,500)	$15
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.75%
Less Fee Waivers[1]	—
Net Expenses[1]	0.75%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A
1 year	$ 77
3 years	$240
5 years	$417
10 years	$930

19	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

20	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.18%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
U.S. Treasury Money Market Fund	10/25/04	4.55%	1.99%	1.27%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 2.71%.

21	Prospectus – First American Money Market Funds Class A Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 23 of the prospectus.

22	Prospectus – First American Money Market Funds Class A Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase Class A shares of the funds through your financial intermediary. If you have an account directly with the fund, you can purchase shares by contacting Investor Services at 800-677-3863. You can become a shareholder in Class A shares of any of the funds by making a minimum initial investment of $1,000. The funds reserve the right to waive or lower purchase minimums under certain circumstances. Additionally, the funds reserve the right to reject any purchase order and to close a shareholder’s account at any time. Investments in Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are limited to accounts beneficially owned by natural persons.

You can redeem shares through your financial intermediary or by contacting the funds at:

Phone	Regular Mail	Overnight Express Mail
800-677-3863	First American Funds	First American Funds
	c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
	P.O. Box 219252	801 Pennsylvania Ave, Suite 219252
	Kansas City, MO 64121-9252	Kansas City, MO 64105-1307

Some financial intermediaries may charge a fee for helping you purchase, redeem, or exchange shares. Contact your financial intermediary for more information. No such fee will be imposed if you purchase shares directly from the funds.

Tax Information

For Government Obligations Fund, Retail Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Retail Tax Free Obligations Fund intends to pay interest that is exempt from federal income tax, including the federal alternative minimum tax, although a portion of the fund’s distributions may not be tax-exempt.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

23	Prospectus – First American Money Market Funds Class A Shares

More about the Funds

Investment Objectives

The investment objective of each fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. Each fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that any fund will achieve its objective.

Principal Investment Strategies

The funds’ principal investment strategies are discussed below. These are the strategies that the funds’ investment adviser believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800-677-3863.

Principal Investment Strategies Applicable to Each Fund

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Retail Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for each fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the funds may hold all or a significant portion of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the funds from meeting their investment objectives.

24	Prospectus – First American Money Market Funds Class A Shares

More about the Funds

Principal Investment Strategies continued

Government Obligations Fund

Government Obligations Fund pursues its objective by investing exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. The fund will provide shareholders with at least 60 days advance notice before changing this policy. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Retail Prime Obligations Fund

Retail Prime Obligations Fund pursues its objective by investing in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

25	Prospectus – First American Money Market Funds Class A Shares

More about the Funds

Principal Investment Strategies continued

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Retail Tax Free Obligations Fund

Under normal market conditions, Retail Tax Free Obligations Fund pursues its objective by investing at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

26	Prospectus – First American Money Market Funds Class A Shares

More about the Funds

Principal Investment Strategies continued

Treasury Obligations Fund

Under normal market conditions, Treasury Obligations Fund pursues its objective by investing exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

U.S. Treasury Money Market Fund

U.S. Treasury Money Market Fund pursues its objective by investing exclusively in direct obligations of the U.S. Treasury. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Other Investment Strategies

Other Money Market Funds

Each fund may invest in other money market funds that invest in the same types of securities as the respective fund, as a non-principal investment strategy, including the other money market funds advised by the funds’ investment adviser. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment adviser, the investment adviser reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment adviser. If the fund invests in money market funds advised by another investment adviser, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Potential Negative Interest Rates

In the event that a fund has a negative gross yield as a result of negative interest rates (a “negative interest rate event”), it may be challenging or impossible to maintain a stable net asset value (NAV) of $1.00 per share. However, regulations that govern the operation of money market funds permit a fund, if experiencing a negative interest rate event, to seek to continue to provide a stable NAV of $1.00 per share by using a reverse distribution mechanism (RDM) which reduces the number of shares in proportion to that fund’s negative income. Shares may continue to have a NAV of $1.00 per share, but each shareholder would have fewer shares. A fund will use an RDM to cancel shares held by shareholders only if the fund’s board of trustees determines that using an RDM is in the best interests of the fund and its shareholders.

If a fund chooses to use an RDM to cancel fund shares, the fund’s per-share NAV may remain stable, but shareholders will lose money as a result of the fund’s negative gross yield. In the event that shares are canceled, tax treatment of distributions and shareholder basis is uncertain. You should consult with your tax advisor to determine whether you will experience any negative tax consequences as a result of a fund’s use of an RDM. Account statements will include disclosure regarding share cancellations if an RDM is used.

27	Prospectus – First American Money Market Funds Class A Shares

More about the Funds

Principal Investment Risks

The principal risks of investing in each fund are identified and further discussed below.

Government Obligations Fund
●	Credit Risk	●	Market Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Repurchase Agreement Risk
●	Liquidity Risk

Retail Prime Obligations Fund
●	Banking Industry Risk	●	Market Risk
●	Credit Risk	●	Municipal Security Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Foreign Security Risk	●	Regulatory Risk
●	Income Risk	●	Repurchase Agreement Risk
●	Interest Rate Risk	●	Variable Rate Demand Note (VRDN) Risk
●	Liquidity Risk

Retail Tax Free Obligations Fund
●	Credit Risk	●	Municipal Security Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Tax Risk
●	Liquidity Risk	●	Variable Rate Demand Note (VRDN) and
●	Market Risk		Tender Option Bond (TOB) Risk

Treasury Obligations Fund
●	Credit Risk	●	Market Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Repurchase Agreement Risk
●	Liquidity Risk

U.S. Treasury Money Market Fund
●	Credit Risk	●	Liquidity Risk
●	Cybersecurity Risk	●	Market Risk
●	Income Risk	●	Redemption Risk
●	Interest Rate Risk	●	Regulatory Risk

28	Prospectus – First American Money Market Funds Class A Shares

More about the Funds

Description of Principal Investment Risks

Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of Retail Prime Obligations Fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

Cybersecurity failures or breaches by the funds’ affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the adviser has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Foreign Security Risk. The foreign securities in which Retail Prime Obligations Fund may invest, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has

29	Prospectus – First American Money Market Funds Class A Shares

More about the Funds

Description of Principal Investment Risks continued

disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates. Because Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund invest solely in U.S. government securities, U.S. Treasury obligations, or repurchase agreements secured by those securities, these funds may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns or a stable net asset value of $1.00 per share, as applicable.

Many financial instruments use or may use a floating rate which historically had been based on the London Interbank Offered Rate (“LIBOR”), which was the offered rate for short-term Eurodollar deposits between major international banks. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies and the transition to new reference rates continues. Markets in these new rates are developing, but questions around liquidity and how to appropriately mitigate any economic value transfer at the time of transition remain a concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security or, additionally for Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, because a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The fund's ability to achieve its investment objective may be impacted by one or more such events, and the securities in which the fund invests may underperform in comparison to other securities or asset classes due to a number of factors. These factors may include, but are not limited to, inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market and/or financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events or actions taken by governmental or quasi-governmental authorities in response to any of the foregoing or other factors or events. In addition, the value of the Fund's investments

30	Prospectus – First American Money Market Funds Class A Shares

More about the Funds

Description of Principal Investment Risks continued

may be negatively affected by the occurrence of geopolitical events such as war, terrorism, environmental disasters, natural disasters or events, cybersecurity events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such events. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund's investments may be negatively affected by developments in other countries and regions.

In addition, controversy or uncertainty regarding the U.S. federal debt ceiling and the threat or occurrence of government shutdowns in the United States may adversely affect investor confidence, market liquidity and volatility, interest rates and the prices of U.S. Treasury and other securities. Failure to adjust the statutory debt limit could result in a default on payments on certain U.S. government securities. Legislative or regulatory actions (or inaction) affecting the U.S. government, its agencies or government-sponsored entities, or a decline in their creditworthiness, may adversely affect a fund's investments and operations.

Municipal Security Risk. The value of municipal securities owned by Retail Prime Obligations Fund and Retail Tax Free Obligations Fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. With respect to Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Regulatory Risk. Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the funds’ operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults on its obligation to repurchase securities from Government Obligations Fund, Retail Prime Obligations Fund or Treasury Obligations Fund, the fund may incur costs in disposing of the purchased securities and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

For Retail Prime Obligations Fund, securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller's default.

Tax Risk. In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by Retail Prime Obligations Fund and Retail Tax Free Obligations Fund from its investment in the security and distributed to shareholders may be taxable.

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More about the Funds

Description of Principal Investment Risks continued

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk. Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option. While the funds invest only in VRDNs and TOBs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Disclosure of Portfolio Holdings

Information concerning the funds’ portfolio holdings as of the last business day of each month, as well as their weighted average maturity and weighted average life, is available on the funds’ website (www.firstamericanfunds.com) under “Portfolio Holdings.” This information is typically available five business days after the end of each month and remains posted on the website for at least six months thereafter. Each fund’s portfolio holdings are also posted on this same page on a weekly basis, typically on the first business day of the week. This weekly information generally reflects holdings as of the previous Thursday and remains posted on the website until the next publication date.

On each business day, each fund will post its levels of daily and weekly liquid assets and information on net inflows/outflows on the fund’s web page under “Our Money Market Funds.” This information is typically as of the end of the preceding business day and remains posted on the website until the next publication date. This information is also included for typically a six-month rolling period in the enhanced disclosure report found on this same page.

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

32	Prospectus – First American Money Market Funds Class A Shares

Fund Management

Investment Adviser

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, which may include corporations, foundations, pensions, and retirement plans. As of September 30, 2025, U.S. Bancorp Asset Management had more than $402 billion in assets under management. As investment adviser, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds' board of trustees.

Each fund pays the investment adviser a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment adviser, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee as a % of average daily net assets
Government Obligations Fund	0.10%
Retail Prime Obligations Fund	0.10%
Retail Tax Free Obligations Fund	0.08%
Treasury Obligations Fund	0.10%
U.S. Treasury Money Market Fund	0.10%

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses of a fund to the extent necessary to avoid a negative yield, or a yield below a specified level, which may vary from time to time in U.S. Bancorp Asset Management’s sole discretion. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement will be included in the shareholder report that covers the period in which the funds commence operations.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American money market funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds’ investment adviser. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.18%, on an annual basis, of the aggregate average daily net assets attributable to Class A shares of all

33	Prospectus – First American Money Market Funds Class A Shares

Fund Management

Investment Adviser continued

First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

Custody Services. U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the funds up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion.

Shareholder Servicing Fees. Each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class A shares for providing or arranging for the provision of shareholder services to the holders of its Class A shares.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation and Services. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or adviser as described below under “Shareholder Information — Additional Payments to Institutions.”

In addition to the above services, upon request, U.S. Bancorp Asset Management or its affiliates may provide certain other services to shareholders at no extra charge, including servicing multiple accounts, providing detailed account information, or assisting with the specialized accounting and recordkeeping required under the Internal Revenue Code arbitrage rebate provisions that apply to the earnings on proceeds of tax-exempt bonds. Additional services or reporting may be available for a fee.

Portfolio Managers

The funds are managed by a team of persons who are employed by U.S. Bancorp Asset Management.

34	Prospectus – First American Money Market Funds Class A Shares

Shareholder Information

Shareholder Eligibility

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are “retail” money market funds as defined under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As retail money market funds, shareholders must be “natural persons.” Natural persons are permitted to invest in the Retail Prime Obligations Fund and Retail Tax Free Obligations Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example: (1) participant-directed defined contribution plans; (2) individual retirement accounts; (3) simplified employee pension arrangements; (4) SIMPLE retirement accounts; (5) custodial accounts; (6) deferred compensation plans for government or tax-exempt organization employees; (7) Archer medical savings accounts; (8) college savings plans; (9) health savings account plans; (10) ordinary trusts and estates of natural persons; or (11) certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in the Retail Prime Obligations Fund or Retail Tax Free Obligations Fund, you must furnish to the fund, or your financial intermediary, if any, an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the fund. The fund will refuse to open an account or require a financial intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).

Pricing of Fund Shares

The funds utilize the amortized cost method of valuation to transact at a $1.00 share price. A fund’s net asset value (NAV) is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s NAV is normally expected to be $1 per share.

The NAV per share of each share class of a fund is calculated at the times listed below under “Calculating Net Asset Value.” If a purchase order is received on a business day by the deadline listed below under “Calculating Net Asset Value” and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after the deadline specified above, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by a fund by the close of the Federal Reserve wire transfer system that same day, your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, the transfer agent, or the fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue on the first business day after the fund receives your check.

Redemption proceeds to be paid by wire will normally be paid to the domestic bank account designated in the current records of the fund’s transfer agent on the same day of the redemption order, if the redemption order is accepted in proper form by the transfer agent or a financial intermediary that has been authorized to accept orders on behalf of the fund, as

35	Prospectus – First American Money Market Funds Class A Shares

Shareholder Information

Pricing of Fund Shares continued

described herein, by the deadline listed below under “Calculating Net Asset Value.” Redemption proceeds will normally be paid by the close of the Federal Reserve wire system (normally, 5:00 p.m. Central time). Redemption proceeds to be paid by check will normally be sent to the address of record designated in the current records of the fund’s transfer agent on the next business day, but in no event more than seven days, after the redemption order is accepted in proper form by the transfer agent or a financial intermediary that has been authorized to accept orders on behalf of the fund, as described herein, by the deadline listed below under “Calculating Net Asset Value.” You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

You may purchase or redeem shares of the funds on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. A fund may close when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early, a fund may also close trading early.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares — Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing Fund Shares” and “Redeeming Fund Shares.”

Share Classes

The funds issue their shares in multiple classes. This prospectus offers Class A shares.

Class A shares are offered at NAV with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

You may become a shareholder in Class A shares of any of the funds by making a minimum initial investment of $1,000.

Some financial intermediaries may charge a fee for helping you purchase, redeem, or exchange shares. Contact your financial intermediary for more information. No such fee will be imposed if you purchase shares directly from the funds.

12b-1 Fees

Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows the fund to pay its distributor an annual fee for the distribution and sale of its shares and/or for services provided to shareholders. Each fund pays a Rule 12b-1 distribution fee equal to 0.25% of its Class A share average daily net assets.

Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

36	Prospectus – First American Money Market Funds Class A Shares

Shareholder Information

12b-1 Fees continued

The funds’ distributor uses the distribution fee to reimburse financial intermediaries for providing distribution-related services to the funds.

Your financial intermediary will continue to receive Rule 12b-1 fees relating to your shares for as long as you hold those shares.

The board of trustees has approved the suspension or reduction of 12b-1 fee payments by each fund, as needed, in order to maintain a yield for Class A shares of at least 0.00%. Any such suspension or reduction will result in a corresponding suspension or reduction of amounts paid by the fund’s distributor to investment professionals and financial institutions.

Shareholder Servicing Plan

Each fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to the Class A shares. Under this plan and agreement, each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of average daily Class A share net assets for providing or arranging for the provision of shareholder services to the holders of Class A shares. No distribution-related services are provided under this plan and agreement.

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website.

Your purchase or redemption price for Class A shares is the fund’s next determined net asset value after the fund, or its designated agent, receives your order in proper form. To understand how the funds calculate their net asset value, see “Additional Information on Purchasing, Redeeming, and Exchanging Funds Shares — Calculating Net Asset Value” below.

Purchasing Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of fund shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

You may purchase Class A shares of the funds through your financial intermediary or by contacting the funds. Additional information on purchasing shares through your financial intermediary can be found below under “Transactions through Financial Intermediaries.”

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

37	Prospectus – First American Money Market Funds Class A Shares

Shareholder Information

Purchasing Fund Shares continued

The funds reserve the right to waive or lower purchase minimums under certain circumstances. Additionally, the funds reserve the right to reject any purchase order and to close a shareholder’s account at any time.

By Phone. You may purchase shares by calling your financial intermediary, if they have a sales agreement with the funds’ distributor.

You may also purchase shares by calling Investor Services and making a wire transfer or, if your account has been open for at least 7 business days, an Automated Clearing House (ACH) transaction from your bank. Before making an initial investment by wire or ACH, you must submit a new account form to the funds and select this option. Be sure to include a canceled check or pre-printed deposit slip with the form. Once the account is established, you may request the account number and wiring instructions from Investor Services by calling 800-677-3863. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the fund you are purchasing, the account number, and your name so that monies can be correctly applied. The fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. Purchases may then be made by wire transfer or ACH by calling the same number. All information will be taken over the telephone, and your order will be priced at the next NAV calculated after the funds’ custodian receives your payment by wire or ACH.

You cannot purchase shares by wire or ACH on days when federally chartered banks are closed.

By Mail. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

Regular U.S. Mail:	Overnight Express Mail:
First American Funds	First American Funds
c/o U.S. Bank Global Fund Services	c/o U.S. Bancorp Global Fund Services
P.O. Box 219252	801 Pennsylvania Avenue, Suite 219252
Kansas City, MO 64121-9252	Kansas City, MO 64105-1307

First American Funds does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such other services, or receipt at Fund Services’ P.O. Box, of purchase orders does not constitute receipt by the funds’ transfer agent. Receipt of purchase orders is based on when the order is received at the transfer agent’s offices.

To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your recent confirmation statement received from the transfer agent. If you do not have the Invest by Mail form, include the fund name, your name, address, and account number on a separate piece of paper along with your check.

Please note the following:

●	All purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
●	Cash, money orders, third-party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, and credit cards will not be accepted. We are unable to accept post-dated checks or any conditional order as payment.

38	Prospectus – First American Money Market Funds Class A Shares

Shareholder Information

Purchasing Fund Shares continued

●	If a check or ACH transaction does not clear your bank, the funds reserve the right to cancel the purchase, and you may be charged a fee of $25 per check or transaction. You could be liable for any losses or fees incurred by the fund as a result of your check or ACH transaction failing to clear.

By Systematic Investment Plan. To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more automatically withdrawn from your bank account, if your financial institution is a member of the ACH network, on a periodic basis and invested in fund shares. You may apply for participation in this program through your financial intermediary or by calling Investor Services at 800-677-3863. Any request to change or terminate your systematic investment plan should be submitted to the transfer agent five days prior to the effective date.

Purchases In-Kind. Generally, all purchases will be in cash. However, the funds reserve the right to permit you to purchase shares through the exchange of other securities that you own if consistent with a fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your financial intermediary or Investor Services at 800-677-3863 for instructions.

Redeeming Fund Shares

You may redeem shares of the funds on any business day through your financial intermediary or by contacting the funds. Additional information on redeeming shares through your financial intermediary can be found below under “Transactions through Financial Intermediaries.”

Redemption proceeds to be paid by wire will normally be paid on the same day that your redemption request is accepted in proper form by the funds. Redemption proceeds to be paid by check will normally be sent on the next business day, but in no event more than seven days, after your redemption request is accepted in proper form by the funds. Redemption proceeds to be paid by electronic funds transfer through the ACH network will normally be sent on the next business day after your redemption request is accepted in proper form; however, credit may not be available in your bank account for two to three days.

By Phone. If you purchased shares through a financial intermediary, simply call them to redeem your shares.

If you did not purchase shares through a financial intermediary, you may redeem your shares by calling Investor Services at 800-677-3863. Proceeds can be wired to your bank account (if you have previously supplied your bank account information to the fund) or sent to you by check. The funds charge a $15 fee for wire redemptions, but have the right to waive this fee for shares redeemed through certain financial intermediaries and by certain accounts. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. The funds reserve the right to limit telephone redemptions to $50,000 per account per day.

If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase. This delay will not apply if you purchased your shares via wire payment.

39	Prospectus – First American Money Market Funds Class A Shares

Shareholder Information

Redeeming Fund Shares continued

By Mail. To redeem shares by mail, send a written request to your financial intermediary, or to the fund at the following address:

Regular U.S. Mail:	Overnight Express Mail:
First American Funds	First American Funds
c/o U.S. Bank Global Fund Services	c/o U.S. Bancorp Global Fund Services
P.O. Box 219252	801 Pennsylvania Avenue, Suite 219252
Kansas City, MO 64121-9252	Kansas City, MO 64105-1307

Your request should include the following information:

●	name of the fund;

●	account number;

●	dollar amount or number of shares redeemed;

●	name on the account; and

●	signatures of all registered account owners.

First American Funds does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such other services, or receipt at Fund Services’ P.O. Box, of redemption requests does not constitute receipt by the funds’ transfer agent. Receipt of redemption requests is based on when the order is received at the transfer agent’s offices.

After you have established your account, signatures on a written request must be guaranteed, whether by a Medallion Program member or a non-Medallion Program member, in the following situations:

●	If you are requesting a change in ownership on your account;

●	When redemption proceeds are payable or sent to any person, address or bank account not on record;

●	When a redemption request is received by the transfer agent and the account address has changed within the last 30 calendar days; or

●	For all redemptions in excess of $50,000 from any shareholder account.

The fund may waive any of the above requirements in certain instances. In addition to the situations described above, the fund(s) and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Checking Account. You may sign up for check writing privileges when you complete a new account form, or by calling your financial intermediary or the funds. With a fund checking

40	Prospectus – First American Money Market Funds Class A Shares

Shareholder Information

Redeeming Fund Shares continued

account, you may redeem shares simply by writing a check for $100 or more, unless your financial intermediary requires a higher minimum. The funds may charge a $25 fee for draft checks written against insufficient funds and requests to stop payment on a check. Call Investor Services at 800-677-3863 for more information.

Please note that you may not use a check to close your account.

By Systematic Withdrawal Plan. If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. If you elect this method of redemption, the fund will send a check to your address of record or will send the payment via electronic funds transfer through the ACH network directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your fund account. You may set up a systematic withdrawal when you complete a new account form or by calling your financial intermediary. You may elect to modify or terminate your participation in this plan at any time by contacting the transfer agent at least five days prior to the next scheduled withdrawal.

Funding of Redemptions. Under normal circumstances, each fund expects to meet redemption requests either by using cash it holds in its portfolio or by selling portfolio securities to generate cash. Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., “redemptions in-kind”), if the amount redeemed is large enough to affect fund operations or the redemption request is made during stressed market conditions. See “Redemptions In-Kind” below for further information.

Suspension or Postponement of Redemptions. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

●	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;

●	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

●	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

●	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of trustees were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

Redemptions In-Kind. Generally, all redemptions will be for cash. However, the funds reserve the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by a fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption

41	Prospectus – First American Money Market Funds Class A Shares

Shareholder Information

Redeeming Fund Shares continued

proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

Exchanging Fund Shares

Exchanges may be made only on days when the Federal Reserve is open. There is no fee to exchange shares.

Generally, you may exchange your shares only for the same class of shares of the other fund in an identically registered account. Exchanges are made based on the net asset value per share of each fund at the time of the exchange.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

The First American money market funds also are offered as money market exchange vehicles for certain other mutual fund families that have entered into agreements with the funds’ distributor. If you are using one of the funds as such an exchange vehicle, you may exchange your shares only for shares of the funds in that other mutual fund family; you may not exchange your shares for shares of another First American fund. You may be assessed certain transactional or service fees by your original mutual fund family in connection with any such exchange. If you have any questions regarding the amount of fees assessed per transaction, please call the toll-free number on your statement.

By Phone. If both funds have identical shareholder registrations, you may exchange shares by calling your financial intermediary, or by calling the funds directly at 800-677-3863.

By Mail. To exchange shares by written request, please follow the procedures under “Redeeming Fund Shares” above. Be sure to include the names of both funds involved in the exchange.

By Systematic Exchange Plan. You may make automatic exchanges on a regular basis of your Class A shares for the same class of shares of another First American money market fund. You may apply for participation in this program through your financial intermediary, or by calling Investor Services at 800-677-3863 for information.

42	Prospectus – First American Money Market Funds Class A Shares

Shareholder Information

Additional Information on Purchasing,
Redeeming, and Exchanging Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAV per share as of the time specified in the table below on each business day that the funds are open, except that the NAV for Government Obligations Fund, Retail Prime Obligations Fund and Treasury Obligations Fund is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Deadline for orders to be
received in order to receive
the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Retail Prime Obligations Fund	3:45 p.m. Central time
Retail Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	1:30 p.m. Central time

Frequent Trading of Fund Shares

The funds are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the funds and increase fund expenses. However, given the short-term nature of the funds’ investments and their use of the amortized cost method for calculating the NAV of fund shares, the funds do not anticipate that in the normal case frequent or short-term trading into and out of the funds will have significant adverse consequences for the funds and their shareholders. Accordingly, the funds’ board of trustees has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the funds’ shares.

Escheatment

If your account is held directly with the funds and is later deemed “abandoned” or “unclaimed” under state law, the funds may be required to “escheat” or transfer the assets in your account to the applicable state’s unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund’s transfer agent or distributor by mail or telephone, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund’s transfer agent and U.S. Bancorp Asset Management and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Telephone Transactions

You may purchase, redeem, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800-677-3863 to request the appropriate form.

43	Prospectus – First American Money Market Funds Class A Shares

Shareholder Information

Additional Information on Purchasing,
Redeeming, and Exchanging Fund Shares continued

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include recording telephone conversations. If an account has more than one owner or authorized person, the funds will accept telephone instructions from any one owner or authorized person.

Telephone trades must be received by or prior to market close. Once a telephone transaction has been placed, it generally cannot be canceled or modified after market close.

Please allow sufficient time to place your telephone transaction. It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

Transactions through Financial Intermediaries

Each fund has authorized one or more financial intermediaries to accept purchase and redemption orders on the fund’s behalf. Financial intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of the funds’ adviser, that have entered into agreements with the funds’ distributor, adviser, and/or transfer agent. Such financial intermediaries may be authorized to designate other intermediaries to accept purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when such financial intermediary or, if applicable, such financial intermediary’s authorized designee, accepts the order. Such orders will be priced at the fund’s NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by a fund, a financial intermediary will be responsible for providing information with regard to the time that such order for purchase or redemption was received. Orders submitted through a financial intermediary that has not received such authorization to accept orders on the fund’s behalf will be priced at the fund’s NAV next calculated after the fund receives and accepts the order from the financial intermediary, which may not occur on the day you submitted the order to the financial intermediary. Since not all financial intermediaries have received such authorization, you may wish to contact your financial intermediary to determine if it has received such authorization.

Financial intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of Retail Prime Obligations Fund and Retail Tax Free Obligations Fund to natural persons and, upon request, provide satisfactory evidence that they have such policies, procedures and internal controls in place. In addition, a financial intermediary is required to involuntarily redeem its customers that do not satisfy the eligibility requirements as set forth above. The funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction is beneficially owned by natural persons, after providing advance notice.

Accounts with Low Balances

Each fund reserves the right to liquidate or assess a low balance fee to any account holding a balance that is less than the account balance minimum of $2,500 for any reason.

44	Prospectus – First American Money Market Funds Class A Shares

Shareholder Information

Additional Information on Purchasing,
Redeeming, and Exchanging Fund Shares continued

If a fund elects to liquidate or assess a low balance fee, the fund will assess a $15 low balance account fee to certain retirement accounts, education savings plans, and UGMA/UTMA accounts that have balances under the account balance minimum. At the same time, other accounts with balances under the account balance minimum will be liquidated, with proceeds being mailed to the address of record. Prior to the assessment of any low balance fee or liquidation of low balance accounts, affected shareholders will receive a communication reminding them of the pending action, thereby providing time to ensure that balances are at or above the account balance minimum prior to any fee assessment or account liquidation.

An intermediary may apply its own procedures in attempting to comply with the funds’ low balance account policy.

Liquidity Fees

With respect to Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, under authority delegated to the adviser by the fund’s board of trustees, the adviser is permitted to impose a liquidity fee on redemptions (up to 2%) if it determines it is in the best interests of the fund to impose a liquidity fee. A liquidity fee may be imposed as early as the same day on which the board determines to impose such fee and may occur before the end of the business day. Liquidity fees may be terminated at any time in the discretion of the adviser. The adviser generally expects that a liquidity fee would be imposed, if at all, during periods of extraordinary market stress.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund's agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed. Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be filed with the SEC on Form N-CR and will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means. The imposition of a liquidity fee will also be reported by the fund to the SEC on Form N-MFP.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

45	Prospectus – First American Money Market Funds Class A Shares

Shareholder Information

Additional Information on Purchasing,
Redeeming, and Exchanging Fund Shares continued

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

Some financial intermediaries may charge a fee for helping you purchase, redeem, or exchange shares. Contact your financial intermediary for more information. No such fee will be imposed if you purchase shares directly from the funds.

Dividends and Distributions

Each fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from a fund’s net investment income are declared daily and paid monthly. A fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. A fund may also make additional distributions for tax purposes if necessary.

If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you place an exchange order for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on the next business day. In the case of shares purchased by check, because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, you will begin to accrue dividends on the first business day after the fund receives your check (provided your check is received by the time the fund determines its NAV). If you redeem shares and your request is received by the time the fund determines its NAV, you will receive a dividend on the day of your redemption request if the fund pays your redemption proceeds by check, but you will not receive a dividend on the day of your redemption request if the fund pays your redemption proceeds by wire.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800-677-3863. You may change your election by writing or calling the transfer agent at least five days prior to the record date of the next distribution. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Retail Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the funds will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

46	Prospectus – First American Money Market Funds Class A Shares

Shareholder Information

Taxes continued

Retail Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of investing in municipal securities subject to the alternative minimum tax, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

If a fund were not able to maintain a stable NAV, or were to impose a liquidity fee, redeeming shares of that fund would likely cause you to recognize a capital gain or loss. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of fund shares, you will determine your gain or loss based on the change in the aggregate value of your fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss will be treated as short-term capital gain or loss. If you do not adopt the simplified “NAV method” of accounting, this capital loss will be long-term or short-term depending on whether your holding period in the shares sold exceeds one year. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

Additional Payments to Institutions

The adviser and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the adviser and/or distributor.

The adviser and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds through their employee benefit or retirement plan.

You can ask your institution for information about any payments it receives from the adviser and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the adviser and/or the distributor in the funds’ SAI.

47	Prospectus – First American Money Market Funds Class A Shares

Shareholder Information

Staying Informed

Shareholder Reports

The funds’ annual and semi-annual shareholder reports and Form N-CSR include additional information about each fund’s investments and performance. The Form N-CSR is on file with the SEC and includes each fund’s consolidated financial statements and, on an annual basis, the report of the independent registered public accounting firm. The reports are made available on firstamericanfunds.com.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit any mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800-677-3863.

Statements and Confirmations

Statements summarizing activity in accounts held directly with the funds are mailed quarterly. Confirmations generally are mailed following each non-systematic purchase or sale of fund shares. Generally, the funds do not send statements for shares held through a financial intermediary.

48	Prospectus – First American Money Market Funds Class A Shares

Financial Highlights

This information is intended to help you understand the fund's and the Predecessor Fund's financial performance for the periods shown. Some of this information reflects the financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that a shareholder would have earned or lost on an investment in the fund or the Predecessor Fund (assuming reinvestment of all dividends and/or distributions). As a result of the Reorganization that occurred on December 22, 2023, the Financial Highlights information presented for the fund includes the financial history of the Predecessor Fund. The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Form N-CSR, which is available upon request.

49	Prospectus – First American Money Market Funds Class A Shares

Financial Highlights

Government Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.038	0.047	0.036	0.002	0.000 [1]
Distributions (from net investment income)	(0.038)	(0.047)	(0.036)	(0.002)	(0.000)[1]
Distributions (from net realized gains on investments)	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.87%	4.76%	3.66%	0.23%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$401,726	$259,884	$248,318	388,517	$298,968
Ratio of Expenses to Average Net Assets	0.74%	0.74%	0.75%	0.34%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.78%	4.65%	3.44%	0.25%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.74%	0.74%	0.75%	0.74%	0.77%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

50	Prospectus – First American Money Market Funds Class A Shares

Financial Highlights

Retail Prime Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.039	0.048	0.038	0.003	0.000 [1]
Distributions (from net investment income)	(0.039)	(0.048)	(0.038)	(0.003)	(0.000)[1]
Distributions (from net realized gains on investments)	—	—	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.96%	4.89%	3.88%	0.29%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$631,881	$638,253	$531,717	$286,942	$358,250
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.35%	0.19%
Ratio of Net Investment Income to Average Net Assets	3.89%	4.76%	3.94%	0.25%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.76%	0.76%	0.77%	0.77%	0.79%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

51	Prospectus – First American Money Market Funds Class A Shares

Financial Highlights

Retail Tax Free Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.022	0.028	0.021	0.001	0.000 [1]
Distributions (from net investment income)	(0.022)	(0.028)	(0.021)	(0.001)	(0.000)[1]
Distributions (from net realized gains on investments)	—	(0.000)[1]	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.21%	2.81%	2.12%	0.09%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$29,461	$29,607	$29,660	$35,244	$41,394
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.43%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.77%	2.07%	0.08%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.86%	0.88%	0.86%	0.82%	0.84%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

52	Prospectus – First American Money Market Funds Class A Shares

Financial Highlights

Treasury Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.038	0.047	0.037	0.002	0.000 [1]
Distributions (from net investment income)	(0.038)	(0.047)	(0.037)	(0.002)	(0.000)[1]
Distributions (from net realized gains on investments)	—	(0.000)[1]	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.86%	4.83%	3.73%	0.24%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$529,338	$518,369	$610,388	$209,603	$200,750
Ratio of Expenses to Average Net Assets	0.74%	0.66%	0.75%	0.34%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.80%	4.71%	3.92%	0.26%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.74%	0.66%	0.75%	0.75%	0.77%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

53	Prospectus – First American Money Market Funds Class A Shares

Financial Highlights

U.S. Treasury Money Market Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.038	0.046	0.035	0.002	—
Distributions (from net investment income)	(0.038)	(0.046)	(0.035)	(0.002)	—
Distributions (from net realized gains on investments)	—	—	—	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.83%	4.74%	3.59%	0.16%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$106,342	$55,905	$147,926	$32,752	$55,228
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.29%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.70%	4.64%	3.77%	0.13%	0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.75%	0.76%	0.76%	0.76%	0.79%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

54	Prospectus – First American Money Market Funds Class A Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

●	Information about your identity, such as your name, address, and social security number.
●	Information about your transactions with us.
●	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

●	Know who you are and prevent unauthorized access to your information.
●	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their adviser, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the
First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

800 Nicollet Mall, BC-MN-17TR

Minneapolis, MN 55402

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds' investments is available in the funds’ annual and semi-annual reports to shareholders and in Form N-CSR. The funds’ Form N-CSR filings contain the funds’ annual and semi-annual financial statements.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800-677-3863 or by contacting the funds at the address above. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-23751	PROMMA 11/25

Class D Shares

FUND	TICKER SYMBOLS

Government Obligations Fund	FGDXX

Treasury Obligations Fund	FTDXX

U.S. Treasury Money Market Fund	FODXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Fund Summaries

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class D
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.10%
Total Annual Fund Operating Expenses	0.60%
Less Fee Waivers[1]	—
Net Expenses[1]	0.60%

[1]

The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class D
1 year	$ 61
3 years	$192
5 years	$335
10 years	$750

1	Prospectus – First American Money Market Funds Class D Shares

Fund Summaries

Government Obligations Fund continued

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

2	Prospectus – First American Money Market Funds Class D Shares

Fund Summaries

Government Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class D shares which was adopted by the Class D shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.22%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

3	Prospectus – First American Money Market Funds Class D Shares

Fund Summaries

Government Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Government Obligations Fund	1/21/95	4.72%	2.11%	1.38%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 2.87%.

Investment Adviser

U.S. Bancorp Asset Management, Inc. (the “adviser”)

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 13 of the prospectus.

4	Prospectus – First American Money Market Funds Class D Shares

Fund Summaries

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class D
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.10%
Total Annual Fund Operating Expenses	0.60%
Less Fee Waivers[1]	—
Net Expenses[1]	0.60%

[1]

The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class D
1 year	$ 61
3 years	$192
5 years	$335
10 years	$750

5	Prospectus – First American Money Market Funds Class D Shares

Fund Summaries

Treasury Obligations Fund continued

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

6	Prospectus – First American Money Market Funds Class D Shares

Fund Summaries

Treasury Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class D shares which was adopted by the Class D shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended March 31, 2024	1.19%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

7	Prospectus – First American Money Market Funds Class D Shares

Fund Summaries

Treasury Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Treasury Obligations Fund	10/4/93	4.70%	2.12%	1.38%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 2.86%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 13 of the prospectus.

8	Prospectus – First American Money Market Funds Class D Shares

Fund Summaries

U.S. Treasury Money Market Fund

Investment Objective

U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class D
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.10%
Total Annual Fund Operating Expenses	0.60%
Less Fee Waivers[1]	—
Net Expenses[1]	0.60%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class D
1 year	$ 61
3 years	$192
5 years	$335
10 years	$750

9	Prospectus – First American Money Market Funds Class D Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

10	Prospectus – First American Money Market Funds Class D Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class D shares which was adopted by the Class D shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.22%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
U.S. Treasury Money Market Fund	10/25/04	4.70%	2.08%	1.35%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 2.82%.

11	Prospectus – First American Money Market Funds Class D Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 13 of the prospectus.

12	Prospectus – First American Money Market Funds Class D Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem Class D shares of the funds through your financial intermediary. Class D shares are not available for purchase directly from the funds.

Class D shares are only available to certain accounts for which a financial intermediary authorized to offer Class D shares acts in a fiduciary, agency, custodial, or other service capacity.

A financial intermediary may require a minimum initial and/or additional investment amount. Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

The funds reserve the right to reject any purchase order and to close a shareholder's account at any time.

Tax Information

Dividends you receive from the funds are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13	Prospectus – First American Money Market Funds Class D Shares

More about the Funds

Investment Objectives

The investment objective of each fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. Each fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that any fund will achieve its objective.

Principal Investment Strategies

The funds’ principal investment strategies are discussed below. These are the strategies that the funds’ investment adviser believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800-677-3863.

Principal Investment Strategies Applicable to Each Fund

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for each fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the funds may hold all or a significant portion of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the funds from meeting their investment objectives.

14	Prospectus – First American Money Market Funds Class D Shares

More about the Funds

Principal Investment Strategies continued

Government Obligations Fund

Government Obligations Fund pursues its objective by investing exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. The fund will provide shareholders with at least 60 days advance notice before changing this policy. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Treasury Obligations Fund

Under normal market conditions, Treasury Obligations Fund pursues its objective by investing exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

U.S. Treasury Money Market Fund

U.S. Treasury Money Market Fund pursues its objective by investing exclusively in direct obligations of the U.S. Treasury. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

15	Prospectus – First American Money Market Funds Class D Shares

More about the Funds

Other Investment Strategies

Other Money Market Funds

Each fund may invest in other money market funds that invest in the same types of securities as the respective fund, as a non-principal investment strategy, including the other money market funds advised by the funds’ investment adviser. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment adviser, the investment adviser reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment adviser. If the fund invests in money market funds advised by another investment adviser, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Potential Negative Interest Rates

In the event that a fund has a negative gross yield as a result of negative interest rates (a “negative interest rate event”), it may be challenging or impossible to maintain a stable net asset value (NAV) of $1.00 per share. However, regulations that govern the operation of money market funds permit a fund, if experiencing a negative interest rate event, to seek to continue to provide a stable NAV of $1.00 per share by using a reverse distribution mechanism (RDM) which reduces the number of shares in proportion to that fund’s negative income. Shares may continue to have a NAV of $1.00 per share, but each shareholder would have fewer shares. A fund will use an RDM to cancel shares held by shareholders only if the fund’s board of trustees determines that using an RDM is in the best interests of the fund and its shareholders.

If a fund chooses to use an RDM to cancel fund shares, the fund’s per-share NAV may remain stable, but shareholders will lose money as a result of the fund’s negative gross yield. In the event that shares are canceled, tax treatment of distributions and shareholder basis is uncertain. You should consult with your tax advisor to determine whether you will experience any negative tax consequences as a result of a fund’s use of an RDM. Account statements will include disclosure regarding share cancellations if an RDM is used.

16	Prospectus – First American Money Market Funds Class D Shares

More about the Funds

Principal Investment Risks

The principal risks of investing in each fund are identified and further discussed below.

Government Obligations Fund

●	Credit Risk	●	Market Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Repurchase Agreement Risk
●	Liquidity Risk

Treasury Obligations Fund

●	Credit Risk	●	Market Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Repurchase Agreement Risk
●	Liquidity Risk

U.S. Treasury Money Market Fund

●	Credit Risk	●	Liquidity Risk
●	Cybersecurity Risk	●	Market Risk
●	Income Risk	●	Redemption Risk
●	Interest Rate Risk	●	Regulatory Risk

Description of Principal Investment Risks

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

Cybersecurity failures or breaches by the funds’ affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the adviser has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the

17	Prospectus – First American Money Market Funds Class D Shares

More about the Funds

Description of Principal Investment Risks continued

rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the funds invest solely in U.S. government securities, U.S. Treasury obligations, or repurchase agreements secured by those securities, these funds may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns or a stable net asset value of $1.00 per share, as applicable.

Many financial instruments use or may use a floating rate which historically had been based on the London Interbank Offered Rate (“LIBOR”), which was the offered rate for short-term Eurodollar deposits between major international banks. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies and the transition to new reference rates continues. Markets in these new rates are developing, but questions around liquidity and how to appropriately mitigate any economic value transfer at the time of transition remain a concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The fund's ability to achieve its investment objective may be impacted by one or more such events, and the securities in which the fund invests may underperform in comparison to other securities or asset classes due to a number of factors. These factors may include, but are not limited to, inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market and/or financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events or actions taken by governmental or quasi-governmental authorities in response to any of the foregoing or other factors or events. In addition, the value of the Fund's investments may be negatively affected by the occurrence of geopolitical events such as war, terrorism,

18	Prospectus – First American Money Market Funds Class D Shares

More about the Funds

Description of Principal Investment Risks continued

environmental disasters, natural disasters or events, cybersecurity events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such events. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund's investments may be negatively affected by developments in other countries and regions.

In addition, controversy or uncertainty regarding the U.S. federal debt ceiling and the threat or occurrence of government shutdowns in the United States may adversely affect investor confidence, market liquidity and volatility, interest rates and the prices of U.S. Treasury and other securities. Failure to adjust the statutory debt limit could result in a default on payments on certain U.S. government securities. Legislative or regulatory actions (or inaction) affecting the U.S. government, its agencies or government-sponsored entities, or a decline in their creditworthiness, may adversely affect a fund's investments and operations.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk. Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the funds’ operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults on its obligation to repurchase securities from Government Obligations Fund or Treasury Obligations Fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so or the proceeds from the sale of the securities are less than the full repurchase price.

Disclosure of Portfolio Holdings

Information concerning the funds’ portfolio holdings as of the last business day of each month, as well as their weighted average maturity and weighted average life, is available on the funds’ website (www.firstamericanfunds.com) under “Portfolio Holdings.” This information is typically available five business days after the end of each month and remains posted on the website for at least six months thereafter. Each fund’s portfolio holdings are also posted on this same page on a weekly basis, typically on the first business day of the week. This weekly information generally reflects holdings as of the previous Thursday and remains posted on the website until the next publication date.

On each business day, each fund will post its levels of daily and weekly liquid assets and information on net inflows/outflows on the fund’s web page under “Our Money Market Funds.” This information is typically as of the end of the preceding business day and remains posted on the website until the next publication date. This information is also included for typically a six-month rolling period in the enhanced disclosure report found on this same page.

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

19	Prospectus – First American Money Market Funds Class D Shares

Fund Management

Investment Adviser

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, which may include corporations, foundations, pensions, and retirement plans. As of September 30, 2025, U.S. Bancorp Asset Management had more than $402 billion in assets under management. As investment adviser, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of trustees.

Each fund pays the investment adviser a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment adviser, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee as a % of average daily net assets
Government Obligations Fund	0.10%
Treasury Obligations Fund	0.10%
U.S. Treasury Money Market Fund	0.10%

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses of a fund to the extent necessary to avoid a negative yield, or a yield below a specified level, which may vary from time to time in U.S. Bancorp Asset Management’s sole discretion. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement will be included in the first shareholder report that covers the period in which the funds commence operations.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American money market funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds’ investment adviser. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class D shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

20	Prospectus – First American Money Market Funds Class D Shares

Fund Management

Investment Adviser continued

Custody Services. U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the funds up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion.

Shareholder Servicing Fees. Each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class D shares for providing or arranging for the provision of shareholder services to the holders of its Class D shares.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation and Services. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or adviser as described below under “Shareholder Information — Additional Payments to Institutions.”

In addition to the above services, upon request, U.S. Bancorp Asset Management or its affiliates may provide certain other services to shareholders at no extra charge, including servicing multiple accounts, providing detailed account information, or assisting with the specialized accounting and recordkeeping required under the Internal Revenue Code arbitrage rebate provisions that apply to the earnings on proceeds of tax-exempt bonds. Additional services or reporting may be available for a fee.

Portfolio Managers

The funds are managed by a team of persons who are employed by U.S. Bancorp Asset Management.

21	Prospectus – First American Money Market Funds Class D Shares

Shareholder Information

Pricing of Fund Shares

The funds utilize the amortized cost method of valuation to transact at a $1.00 share price. A fund’s net asset value (NAV) is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s NAV is normally expected to be $1 per share.

The NAV per share of each share class of a fund is calculated at the times listed below under “Calculating Net Asset Value.” If a purchase order is received on a business day by the deadline listed below under “Calculating Net Asset Value” and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after the deadline specified above, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by a fund by the close of the Federal Reserve wire transfer system that same day, your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, the transfer agent, or the fund’s custodian.

Redemption proceeds to be paid by wire will normally be paid to the domestic bank account designated in the current records of the fund's transfer agent on the same day of the redemption order, if the redemption order is accepted in proper form by the transfer agent or a financial intermediary that has been authorized to accept orders on behalf of the fund, as described herein, by the deadline listed below under “Calculating Net Asset Value.” Redemption proceeds will normally be paid by the close of the Federal Reserve wire system (normally, 5:00 p.m. Central time). You will not earn a dividend on the day a redemption order is accepted.

You may purchase or redeem shares of the funds on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. A fund may close when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early, a fund may also close trading early.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

22	Prospectus – First American Money Market Funds Class D Shares

Shareholder Information

Share Classes

The funds issue their shares in multiple classes. This prospectus offers Class D shares.

Class D shares are offered at NAV, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

Class D shares are only available to certain accounts for which a financial intermediary acts in a fiduciary, agency, custodial, or other service capacity. Class D shares are not available for purchase directly from the funds.

A financial intermediary may require a minimum initial and/or additional investment amount. Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

12b-1 Fees

Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”) that allows the fund to pay its distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. Each fund pays a Rule 12b-1 distribution fee equal to 0.15% of its Class D share average daily net assets.

Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The funds’ distributor uses the distribution fee to reimburse financial intermediaries for providing distribution-related services to the funds. Your financial intermediary will continue to receive Rule 12b-1 distribution fees relating to your shares for as long as you hold those shares.

The board of trustees has approved the suspension or reduction of 12b-1 fee payments by each fund, as needed, in order to maintain a yield for Class D shares of at least 0.00%. Any such suspension or reduction will result in a corresponding suspension or reduction of amounts paid by the fund’s distributor to investment professionals and financial institutions.

Shareholder Servicing Plan

Each fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Class D shares. Under this plan and agreement, each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of average daily Class D share net assets for providing or arranging for the provision of shareholder services to the holders of Class D shares. No distribution-related services are provided under this plan and agreement.

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website.

Your purchase or redemption price for Class D shares is the fund’s next determined NAV after the fund, or its designated agent, receives your order in proper form. To understand how the funds calculate their NAV, see “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below.

23	Prospectus – First American Money Market Funds Class D Shares

Shareholder Information

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of fund shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

You may purchase or redeem Class D shares of the funds through your financial intermediary. Additional information on purchasing or redeeming shares through your financial intermediary can be found below under “Transactions through Financial Intermediaries.”

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

The funds reserve the right to reject any purchase order and to close a shareholder's account at any time.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Funding of Redemptions. Under normal circumstances, each fund expects to meet redemption requests either by using cash it holds in its portfolio or by selling portfolio securities to generate cash. Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., “redemptions in-kind”), if the amount redeemed is large enough to affect fund operations or the redemption request is made during stressed market conditions. See “Redemptions In-Kind” below for further information.

Suspension or Postponement of Redemptions. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

●	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;

●	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

●	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

●	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of trustees were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and

24	Prospectus – First American Money Market Funds Class D Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

Purchases In-Kind. Generally, all purchases will be in cash. However, the funds reserve the right to permit you to purchase shares through the exchange of other securities that you own if consistent with a fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your financial intermediary.

Redemptions In-Kind. Generally, all redemptions will be for cash. However, the funds reserve the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by a fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

Additional Information on Purchasing and
Redeeming Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAV per share as of the time specified in the table below on each business day that the funds are open, except that the NAV for Government Obligations Fund and Treasury Obligations Fund is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Deadline for orders to be
received in order to receive
the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	1:30 p.m. Central time

Frequent Trading of Fund Shares

The funds are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the funds and increase fund expenses. However, given the short-term nature of the funds’ investments and their use of the amortized cost method for calculating the NAV of fund shares, the funds do not anticipate that in the normal case frequent or short-term trading into and out of the funds will have significant adverse

25	Prospectus – First American Money Market Funds Class D Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares continued

consequences for the funds and their shareholders. Accordingly, the funds’ board of trustees has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the funds’ shares.

Escheatment

If your account is held directly with the funds and is later deemed “abandoned” or “unclaimed” under state law, the funds may be required to “escheat” or transfer the assets in your account to the applicable state’s unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund’s transfer agent or distributor by mail or telephone, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund’s transfer agent and U.S. Bancorp Asset Management and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Transactions through Financial Intermediaries

Each fund has authorized one or more financial intermediaries to accept purchase and redemption orders on the fund’s behalf. Financial intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of the funds’ adviser, that have entered into agreements with the funds’ distributor, adviser, and/or transfer agent. Such financial intermediaries may be authorized to designate other intermediaries to accept purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when such financial intermediary or, if applicable, such financial intermediary’s authorized designee, accepts the order. Such orders will be priced at the fund’s NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by a fund, a financial intermediary will be responsible for providing information with regard to the time that such order for purchase or redemption was received. Orders submitted through a financial intermediary that has not received such authorization to accept orders on the fund’s behalf will be priced at the fund’s NAV next calculated after the fund receives and accepts the order from the financial intermediary, which may not occur on the day you submitted the order to the financial intermediary. Since not all financial intermediaries have received such authorization, you may wish to contact your financial intermediary to determine if it has received such authorization.

Dividends and Distributions

Each fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from a fund’s net investment income are declared daily and paid monthly. A fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. A fund may also make additional distributions for tax purposes if necessary.

26	Prospectus – First American Money Market Funds Class D Shares

Shareholder Information

Dividends and Distributions continued

If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800-677-3863. You may change your election by writing or calling the transfer agent at least five days prior to the record date of the next distribution. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the funds will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

Additional Payments to Institutions

The adviser and/or the distributor may pay additional compensation to participating institutions (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the adviser and/or distributor.

The adviser and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds through their employee benefit or retirement plan.

27	Prospectus – First American Money Market Funds Class D Shares

Shareholder Information

Additional Payments to Institutions continued

You can ask your institution for information about any payments it receives from the adviser and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the adviser and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

The funds’ annual and semi-annual shareholder reports and Form N-CSR include additional information about each fund’s investments and performance. The Form N-CSR is on file with the SEC and includes each fund’s consolidated financial statements and, on an annual basis, the report of the independent registered public accounting firm. The reports are made available on firstamericanfunds.com.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit any mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800-677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.

28	Prospectus – First American Money Market Funds Class D Shares

Financial Highlights

This information is intended to help you understand the fund's and the Predecessor Fund's financial performance for the periods shown. Some of this information reflects the financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that a shareholder would have earned or lost on an investment in the fund or the Predecessor Fund (assuming reinvestment of all dividends and/or distributions). As a result of the Reorganization that occurred on December 22, 2023, the Financial Highlights information presented for the fund includes the financial history of the Predecessor Fund. The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Form N-CSR, which is available upon request.

29	Prospectus – First American Money Market Funds Class D Shares

Financial Highlights

Government Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.040	0.048	0.038	0.003	0.000 [1]
Distributions (from net investment income)	(0.040)	(0.048)	(0.038)	(0.003)	(0.000)[1]
Distributions (from net realized gains on investments)	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.03%	4.90%	3.81%	0.27%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$4,915,573	$4,460,545	$4,462,517	$4,545,961	$4,533,829
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.28%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.95%	4.80%	3.73%	0.28%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.60%	0.60%	0.60%	0.60%	0.62%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

30	Prospectus – First American Money Market Funds Class D Shares

Financial Highlights

Treasury Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.039	0.048	0.038	0.003	0.000 [1]
Distributions (from net investment income)	(0.039)	(0.048)	(0.038)	(0.003)	(0.000)[1]
Distributions (from net realized gains on investments)	—	(0.000)[1]	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.01%	4.89%	3.88%	0.29%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,874,529	$1,865,337	$1,772,689	$1,773,929	$1,968,085
Ratio of Expenses to Average Net Assets	0.59%	0.60%	0.60%	0.28%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.95%	4.78%	3.82%	0.27%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.59%	0.60%	0.60%	0.60%	0.62%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

31	Prospectus – First American Money Market Funds Class D Shares

Financial Highlights

U.S. Treasury Money Market Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.039	0.048	0.037	0.002	—
Distributions (from net investment income)	(0.039)	(0.048)	(0.037)	(0.002)	—
Distributions (from net realized gains on investments)	—	—	—	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.98%	4.90%	3.75%	0.21%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$223,425	$108,230	$66,682	$73,142	$89,199
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.22%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.88%	4.78%	3.72%	0.14%	0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.60%	0.61%	0.61%	0.61%	0.64%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

32	Prospectus – First American Money Market Funds Class D Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

●	Information about your identity, such as your name, address, and social security number.

●	Information about your transactions with us.

●	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

●	Know who you are and prevent unauthorized access to your information.

●	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their adviser, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the
First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

800 Nicollet Mall, BC-MN-17TR

Minneapolis, MN 55402

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds' investments is available in the funds’ annual and semi-annual reports to shareholders and in Form N-CSR. The funds’ Form N-CSR filings contain the funds’ annual and semi-annual financial statements.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800-677-3863 or by contacting the funds at the address above. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-23751	PROMMD 11/25

Class P Shares

FUND	TICKER SYMBOLS

Government Obligations Fund	FPPXX

Treasury Obligations Fund	FUPXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Fund Summaries

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class P
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%
Less Fee Waivers[1]	(0.02)%
Net Expenses[1]	0.18%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class P
1 year	$ 18
3 years	$ 62
5 years	$111
10 years	$253

1	Prospectus – First American Money Market Funds Class P Shares

Fund Summaries

Government Obligations Fund continued

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

2	Prospectus – First American Money Market Funds Class P Shares

Fund Summaries

Government Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class P shares which was adopted by the Class P shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.33%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

3	Prospectus – First American Money Market Funds Class P Shares

Fund Summaries

Government Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Year	Since Inception
Government Obligations Fund	12/18/17	5.18%	2.40%	2.25%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.21%.

Investment Adviser

U.S. Bancorp Asset Management, Inc. (the “adviser”)

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 9 of the prospectus.

4	Prospectus – First American Money Market Funds Class P Shares

Fund Summaries

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class P
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.19%
Less Fee Waivers[1]	(0.01)%
Net Expenses[1]	0.18%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class P
1 year	$ 18
3 years	$ 60
5 years	$106
10 years	$242

5	Prospectus – First American Money Market Funds Class P Shares

Fund Summaries

Treasury Obligations Fund continued

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

6	Prospectus – First American Money Market Funds Class P Shares

Fund Summaries

Treasury Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class P shares which was adopted by the Class P shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.33%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

7	Prospectus – First American Money Market Funds Class P Shares

Fund Summaries

Treasury Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Since Inception
Treasury Obligations Fund	12/18/17	5.15%	2.41%	2.26%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.19%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 9 of the prospectus.

8	Prospectus – First American Money Market Funds Class P Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem Class P shares of the funds through your financial intermediary. Class P shares are not available for purchase directly from the funds.

You may only become a shareholder in Class P shares through financial intermediaries authorized to offer Class P shares on their investment platforms or portals.

A financial intermediary may require a minimum initial and/or additional investment amount. Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

The funds reserve the right to reject any purchase order and to close a shareholder’s account at any time.

Tax Information

Dividends you receive from the funds are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9	Prospectus – First American Money Market Funds Class P Shares

More about the Funds

Investment Objectives

The investment objective of each fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. Each fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that any fund will achieve its objective.

Principal Investment Strategies

The funds’ principal investment strategies are discussed below. These are the strategies that the funds’ investment adviser believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800-677-3863.

Principal Investment Strategies Applicable to Each Fund

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for each fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the funds may hold all or a significant portion of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the funds from meeting their investment objectives.

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More about the Funds

Principal Investment Strategies continued

Government Obligations Fund

Government Obligations Fund pursues its objective by investing exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. The fund will provide shareholders with at least 60 days advance notice before changing this policy. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Treasury Obligations Fund

Under normal market conditions, Treasury Obligations Fund pursues its objective by investing exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Other Investment Strategies

Other Money Market Funds

Each fund may invest in other money market funds that invest in the same types of securities as the respective fund, as a non-principal investment strategy, including the other money market funds advised by the funds’ investment adviser. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment adviser, the investment adviser reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment adviser. If the fund invests in money market funds advised by another investment adviser, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

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More about the Funds

Other Investment Strategies continued

Potential Negative Interest Rates

In the event that a fund has a negative gross yield as a result of negative interest rates (a “negative interest rate event”), it may be challenging or impossible to maintain a stable net asset value (NAV) of $1.00 per share. However, regulations that govern the operation of money market funds permit a fund, if experiencing a negative interest rate event, to seek to continue to provide a stable NAV of $1.00 per share by using a reverse distribution mechanism (RDM) which reduces the number of shares in proportion to that fund’s negative income. Shares may continue to have a NAV of $1.00 per share, but each shareholder would have fewer shares. A fund will use an RDM to cancel shares held by shareholders only if the fund’s board of trustees determines that using an RDM is in the best interests of the fund and its shareholders.

If a fund chooses to use an RDM to cancel fund shares, the fund’s per-share NAV may remain stable, but shareholders will lose money as a result of the fund’s negative gross yield. In the event that shares are canceled, tax treatment of distributions and shareholder basis is uncertain. You should consult with your tax advisor to determine whether you will experience any negative tax consequences as a result of a fund’s use of an RDM. Account statements will include disclosure regarding share cancellations if an RDM is used.

Principal Investment Risks

The principal risks of investing in each fund are identified and further discussed below.

Government Obligations Fund

●	Credit Risk	●	Market Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Repurchase Agreement Risk
●	Liquidity Risk

Treasury Obligations Fund

●	Credit Risk	●	Market Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Repurchase Agreement Risk
●	Liquidity Risk

Description of Principal Investment Risks

Credit Risk.  The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or

12	Prospectus – First American Money Market Funds Class P Shares

More about the Funds

Description of Principal Investment Risks continued

devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

Cybersecurity failures or breaches by the funds’ affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the adviser has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the funds invest solely in U.S. government securities, U.S. Treasury obligations, or repurchase agreements secured by those securities, these funds may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns or a stable net asset value of $1.00 per share, as applicable.

Many financial instruments use or may use a floating rate which historically had been based on the London Interbank Offered Rate (“LIBOR”), which was the offered rate for short-term Eurodollar deposits between major international banks. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies and the transition to new reference rates continues. Markets in these new rates are developing, but questions around liquidity and how to appropriately mitigate any economic value transfer at the time of transition remain a concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

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More about the Funds

Description of Principal Investment Risks continued

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The fund’s ability to achieve its investment objective may be impacted by one or more such events, and the securities in which the fund invests may underperform in comparison to other securities or asset classes due to a number of factors. These factors may include, but are not limited to, inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market and/or financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events or actions taken by governmental or quasi-governmental authorities in response to any of the foregoing or other factors or events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of geopolitical events such as war, terrorism, environmental disasters, natural disasters or events, cybersecurity events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such events. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

In addition, controversy or uncertainty regarding the U.S. federal debt ceiling and the threat or occurrence of government shutdowns in the United States may adversely affect investor confidence, market liquidity and volatility, interest rates and the prices of U.S. Treasury and other securities. Failure to adjust the statutory debt limit could result in a default on payments on certain U.S. government securities. Legislative or regulatory actions (or inaction) affecting the U.S. government, its agencies or government-sponsored entities, or a decline in their creditworthiness, may adversely affect a fund's investments and operations.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk. Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the funds’ operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Disclosure of Portfolio Holdings

Information concerning the funds’ portfolio holdings as of the last business day of each month, as well as their weighted average maturity and weighted average life, is available on the funds’ website (www.firstamericanfunds.com) under “Portfolio Holdings.” This information is typically available five business days after the end of each month and remains posted on the website for at least six months thereafter. Each fund’s portfolio holdings are also posted on this same page on a weekly basis, typically on the first business day of the week. This weekly information generally reflects holdings as of the previous Thursday and remains posted on the website until the next publication date.

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More about the Funds

Disclosure of Portfolio Holdings continued

On each business day, each fund will post its levels of daily and weekly liquid assets and information on net inflows/outflows on the fund’s web page under “Our Money Market Funds.” This information is typically as of the end of the preceding business day and remains posted on the website until the next publication date. This information is also included for typically a six-month rolling period in the enhanced disclosure report found on this same page.

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

15	Prospectus – First American Money Market Funds Class P Shares

Fund Management

Investment Adviser

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, which may include corporations, foundations, pensions, and retirement plans. As of September 30, 2025, U.S. Bancorp Asset Management had more than $402 billion in assets under management. As investment adviser, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of trustees.

Each fund pays the investment adviser a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment adviser, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee as a % of average daily net assets
Government Obligations Fund	0.10%
Treasury Obligations Fund	0.10%

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses of a fund to the extent necessary to avoid a negative yield, or a yield below a specified level, which may vary from time to time in U.S. Bancorp Asset Management’s sole discretion. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement will be included in the shareholder report that covers the period in which the funds commence operations.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American money market funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds’ investment adviser. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class P shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

16	Prospectus – First American Money Market Funds Class P Shares

Fund Management

Investment Adviser continued

Custody Services. U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the funds up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation and Services. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or adviser as described below under “Shareholder Information — Additional Payments to Institutions.”

In addition to the above services, upon request, U.S. Bancorp Asset Management or its affiliates may provide certain other services to shareholders at no extra charge, including servicing multiple accounts, providing detailed account information, or assisting with the specialized accounting and recordkeeping required under the Internal Revenue Code arbitrage rebate provisions that apply to the earnings on proceeds of tax-exempt bonds. Additional services or reporting may be available for a fee.

Portfolio Managers

The funds are managed by a team of persons who are employed by U.S. Bancorp Asset Management.

17	Prospectus – First American Money Market Funds Class P Shares

Shareholder Information

Pricing of Fund Shares

The funds utilize the amortized cost method of valuation to transact at a $1.00 share price. A fund’s net asset value (NAV) is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s NAV is normally expected to be $1 per share.

The NAV per share of each share class of a fund is calculated at the times listed below under “Calculating Net Asset Value.” If a purchase order is received on a business day by the deadline listed below under “Calculating Net Asset Value” and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after the deadline specified above, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by a fund by the close of the Federal Reserve wire transfer system that same day, your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, the transfer agent, or the fund’s custodian.

Redemption proceeds to be paid by wire will normally be paid to the domestic bank account designated in the current records of the fund’s transfer agent on the same day of the redemption order, if the redemption order is accepted in proper form by the transfer agent or a financial intermediary that has been authorized to accept orders on behalf of the fund, as described herein, by the deadline listed below under “Calculating Net Asset Value.” Redemption proceeds will normally be paid by the close of the Federal Reserve wire system (normally, 5:00 p.m. Central time). You will not earn a dividend on the day a redemption order is accepted.

You may purchase or redeem shares of the funds on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. A fund may close when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early, a fund may also close trading early.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the funds or a financial intermediary that has been authorized to accept orders on behalf of a fund, as described herein, in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

18	Prospectus – First American Money Market Funds Class P Shares

Shareholder Information

Share Classes

The funds issue their shares in multiple classes. This prospectus offers Class P shares.

Class P shares are offered at NAV, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

You may only become a shareholder in Class P shares through financial intermediaries authorized to offer Class P shares on their investment platforms or portals. Class P shares are not available for purchase directly from the funds.

A financial intermediary may require a minimum initial and/or additional investment amount. Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website.

Your purchase or redemption price for Class P shares is the fund’s next determined net asset value after the fund, or its designated agent, receives your order in proper form. To understand how the funds calculate their net asset value, see “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of fund shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

You may purchase or redeem Class P shares of the funds through your financial intermediary. Additional information on redeeming shares through your financial intermediary can be found below under “Transactions through Financial Intermediaries.”

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

The funds reserve the right to reject any purchase order and to close a shareholder’s account at any time.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed.

19	Prospectus – First American Money Market Funds Class P Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

If a fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Funding of Redemptions. Under normal circumstances, each fund expects to meet redemption requests either by using cash it holds in its portfolio or by selling portfolio securities to generate cash. Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., “redemptions in-kind”), if the amount redeemed is large enough to affect fund operations or the redemption request is made during stressed market conditions. See “Redemptions In-Kind” below for further information.

Suspension or Postponement of Redemptions. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

●	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;

●	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

●	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

●	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of trustees were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

Purchases In-Kind. Generally, all purchases will be in cash. However, the funds reserve the right to permit you to purchase shares through the exchange of other securities that you own if consistent with a fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your financial intermediary or Investor Services at 800-677-3863.

Redemptions In-Kind. Generally, all redemptions will be for cash. However, the funds reserve the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by a fund is made in securities, the fund will typically select a representative basket of securities and will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

20	Prospectus – First American Money Market Funds Class P Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAV per share as of the time specified in the table below on each business day that the funds are open, except that the NAV is generally calculated at 1:00 p.m. Central time on days on which the bond markets have an “Early Close” (typically on the business day preceding a Federal holiday). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Deadline for orders to be
received in order to receive
the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time

Frequent Trading of Fund Shares

The funds are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the funds and increase fund expenses. However, given the short-term nature of the funds’ investments and their use of the amortized cost method for calculating the NAV of fund shares, the funds do not anticipate that in the normal case frequent or short-term trading into and out of the funds will have significant adverse consequences for the funds and their shareholders. Accordingly, the funds’ board of trustees has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the funds’ shares.

Escheatment

If your account is held directly with the funds and is later deemed “abandoned” or “unclaimed” under state law, the funds may be required to “escheat” or transfer the assets in your account to the applicable state’s unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund’s transfer agent or distributor by mail or telephone, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund’s transfer agent and U.S. Bancorp Asset Management and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Transactions through Financial Intermediaries

Each fund has authorized one or more financial intermediaries to accept purchase and redemption orders on the fund’s behalf. Financial intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of the funds’ adviser, that have entered into agreements with the funds’ distributor, adviser, and/or transfer agent. Such financial intermediaries may be authorized to designate other intermediaries to accept purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when such financial intermediary or, if applicable, such financial

21	Prospectus – First American Money Market Funds Class P Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares continued

intermediary’s authorized designee, accepts the order. Such orders will be priced at the fund’s NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by a fund, a financial intermediary will be responsible for providing information with regard to the time that such order for purchase or redemption was received. Orders submitted through a financial intermediary that has not received such authorization to accept orders on the fund’s behalf will be priced at the fund’s NAV next calculated after the fund receives and accepts the order from the financial intermediary, which may not occur on the day you submitted the order to the financial intermediary. Since not all financial intermediaries have received such authorization, you may wish to contact your financial intermediary to determine if it has received such authorization.

Dividends and Distributions

Each fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from a fund’s net investment income are declared daily and paid monthly. A fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. A fund may also make additional distributions for tax purposes if necessary.

If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800-677-3863. You may change your election by writing or calling the transfer agent at least five days prior to the record date of the next distribution. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the funds will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

22	Prospectus – First American Money Market Funds Class P Shares

Shareholder Information

Additional Payments to Institutions

The adviser and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the adviser and/or distributor.

The adviser and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds through their employee benefit or retirement plan.

You can ask your institution for information about any payments it receives from the adviser and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the adviser and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

The funds’ annual and semi-annual shareholder reports and Form N-CSR include additional information about each fund’s investments and performance. The Form N-CSR is on file with the SEC and includes each fund’s consolidated financial statements and, on an annual basis, the report of the independent registered public accounting firm. The reports are made available on firstamericanfunds.com.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit any mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800-677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.

23	Prospectus – First American Money Market Funds Class P Shares

Financial Highlights

This information is intended to help you understand the fund's and the Predecessor Fund's financial performance for the periods shown. Some of this information reflects the financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that a shareholder would have earned or lost on an investment in the fund or the Predecessor Fund (assuming reinvestment of all dividends and/or distributions). As a result of the Reorganization that occurred on December 22, 2023, the Financial Highlights information presented for the fund includes the financial history of the Predecessor Fund. The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Form N-CSR, which is available upon request.

24	Prospectus – First American Money Market Funds Class P Shares

Financial Highlights

Government Obligations Fund

	Fiscal year ended August 31,
Class P Shares	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.044	0.052	0.042	0.005	0.000 [1]
Distributions (from net investment income)	(0.044)	(0.052)	(0.042)	(0.005)	(0.000)[1]
Distributions (from net realized gains on investments)	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.50%	5.37%	4.27%	0.46%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$5,607,265	$3,645,452	$2,267,555	$1,023,323	$1,085,102
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.16%	0.09%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.38%	5.24%	4.20%	0.42%	0.03%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.20%	0.20%	0.20%	0.20%	0.22%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

25	Prospectus – First American Money Market Funds Class P Shares

Financial Highlights

Treasury Obligations Fund

	Fiscal year ended August 31,
Class P Shares	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.044	0.052	0.043	0.005	0.000 [1]
Distributions (from net investment income)	(0.044)	(0.052)	(0.043)	(0.005)	(0.000)[1]
Distributions (from net realized gains on investments)	—	(0.000)[1]	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.46%	5.35%	4.35%	0.48%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (000)	4,486,511	$1,565,527	$3,407,349	$1,381,010	$2,511,825
Ratio of Expenses to Average Net Assets	0.16%	0.16%	0.15%	0.09%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.29%	5.23%	4.52%	0.33%	0.02%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.19%	0.20%	0.20%	0.20%	0.22%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

26	Prospectus – First American Money Market Funds Class P Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

●	Information about your identity, such as your name, address, and social security number.

●	Information about your transactions with us.

●	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

●	Know who you are and prevent unauthorized access to your information.

●	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their adviser, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the

First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

800 Nicollet Mall, BC-MN-17TR

Minneapolis, MN 55402

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds' investments is available in the funds’ annual and semi-annual reports to shareholders and in Form N-CSR. The funds’ Form N-CSR filings contain the funds’ annual and semi-annual financial statements.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800-677-3863 or by contacting the funds at the address above. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-23751	PROMMP 11/25

Class T Shares

FUND	TICKER SYMBOLS

Government Obligations Fund	FTGXX

Institutional Prime Obligations Fund	FIUXX

Retail Prime Obligations Fund	FEIXX

Retail Tax Free Obligations Fund	FTJXX

Treasury Obligations Fund	FTTXX

U.S. Treasury Money Market Fund	FTKXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Fund Summaries

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class T
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.10%
Total Annual Fund Operating Expenses	0.40%
Less Fee Waivers[1]	—
Net Expenses[1]	0.40%

[1]

The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class T
1 year	$ 41
3 years	$128
5 years	$224
10 years	$505

1	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Government Obligations Fund continued

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

2	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Government Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.27%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

3	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Government Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Since Inception
Government Obligations Fund	9/18/20	4.92%	2.54%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.02%.

Investment Adviser

U.S. Bancorp Asset Management, Inc. (the “adviser”)

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

4	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Institutional Prime Obligations Fund

Investment Objective

Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class T
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.44%
Less Fee Waivers[1]	(0.04)%
Net Expenses[1]	0.40%

1	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class T
1 year	$ 41
3 years	$137
5 years	$242
10 years	$551

5	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Institutional Prime Obligations Fund continued

Principal Investment Strategies

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

6	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Institutional Prime Obligations Fund continued

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

7	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Institutional Prime Obligations Fund continued

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Institutional Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.30%
Worst Quarter:	Quarter ended March 31, 2022*	(0.01)%

*	Most recent quarter with this return during the period of the chart.

8	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Institutional Prime Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Institutional Prime Obligations Fund[2]	9/24/01	5.04%	2.33%	1.62%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.03%.
[2]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

9	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Retail Prime Obligations Fund

Investment Objective

Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class T
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.41%
Less Fee Waivers[1]	(0.01)%
Net Expenses[1]	0.40%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class T
1 year	$ 41
3 years	$131
5 years	$229
10 years	$517

10	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Retail Prime Obligations Fund continued

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

11	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Retail Prime Obligations Fund continued

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

12	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Retail Prime Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.31%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

13	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Retail Prime Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Since Inception
Retail Prime Obligations Fund	7/18/16	5.05%	2.34%	1.94%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.08%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

14	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Retail Tax Free Obligations Fund

Investment Objective

Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class T
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.21%
Total Annual Fund Operating Expenses	0.51%
Less Fee Waivers[1]	(0.11)%
Net Expenses[1]	0.40%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class T
1 year	$ 41
3 years	$152
5 years	$274
10 years	$630

15	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Principal Investment Strategies

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

16	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institutional providing the fund with the credit and liquidity support for the put or tender option.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

17	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Tax Free Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	0.83%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Since Inception
Retail Tax Free Obligations Fund	9/18/20	3.04%	1.59%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 1.79%.

18	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

19	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	Class T
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.10%
Total Annual Fund Operating Expenses	0.40%
Less Fee Waivers[1]	—
Net Expenses[1]	0.40%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class T
1 year	$ 41
3 years	$128
5 years	$224
10 years	$505

20	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Treasury Obligations Fund continued

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

21	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Treasury Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund's operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.27%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

22	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

Treasury Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Since Inception
Treasury Obligations Fund	9/18/20	4.91%	2.56%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.01%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

23	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

U.S. Treasury Money Market Fund

Investment Objective

U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	Class T
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.41%
Less Fee Waivers[1]	(0.01)%
Net Expenses[1]	0.40%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class T
1 year	$ 41
3 years	$131
5 years	$229
10 years	$517

24	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

25	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.27%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

26	Prospectus – First American Money Market Funds Class T Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Since Inception
U.S. Treasury Money Market Fund	9/18/20	4.91%	2.51%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 2.97%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

27	Prospectus – First American Money Market Funds Class T Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem Class T shares of the funds through your financial intermediary. Class T shares are not available for purchase directly from the funds.

Class T shares are only available through financial intermediaries authorized to offer Class T shares.

A financial intermediary may require a minimum initial and/or additional investment amount. Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

The funds reserve the right to reject any purchase order and to close a shareholder’s account at any time. Investments in Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are limited to accounts beneficially owned by natural persons.

Tax Information

For Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Retail Tax Free Obligations Fund intends to pay interest that is exempt from federal income tax, including the federal alternative minimum tax, although a portion of the fund’s distributions may not be tax-exempt.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28	Prospectus – First American Money Market Funds Class T Shares

More about the Funds

Investment Objectives

The investment objective of each fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. Each fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that any fund will achieve its objective.

Principal Investment Strategies

The funds’ principal investment strategies are discussed below. These are the strategies that the funds’ investment adviser believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800-677-3863.

Principal Investment Strategies Applicable to Each Fund

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Retail Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for each fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the funds may hold all or a significant portion of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the funds from meeting their investment objectives.

29	Prospectus – First American Money Market Funds Class T Shares

More about the Funds

Principal Investment Strategies continued

Government Obligations Fund

Government Obligations Fund pursues its objective by investing exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. The fund will provide shareholders with at least 60 days advance notice before changing this policy. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Institutional Prime Obligations Fund

Institutional Prime Obligations Fund pursues its objective by investing in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

30	Prospectus – First American Money Market Funds Class T Shares

More about the Funds

Principal Investment Strategies continued

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of trustees to continue to hold the security.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Retail Prime Obligations Fund

Retail Prime Obligations Fund pursues its objective by investing in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government

31	Prospectus – First American Money Market Funds Class T Shares

More about the Funds

Principal Investment Strategies continued

securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Retail Tax Free Obligations Fund

Under normal market conditions, Retail Tax Free Obligations Fund pursues its objective by investing at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Treasury Obligations Fund

Under normal market conditions, Treasury Obligations Fund pursues its objective by investing exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

32	Prospectus – First American Money Market Funds Class T Shares

More about the Funds

Principal Investment Strategies continued

U.S. Treasury Money Market Fund

U.S. Treasury Money Market Fund pursues its objective by investing exclusively in direct obligations of the U.S. Treasury. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Other Investment Strategies

Other Money Market Funds

Each fund may invest in other money market funds that invest in the same types of securities as the respective fund, as a non-principal investment strategy, including the other money market funds advised by the funds’ investment adviser. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment adviser, the investment adviser reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment adviser. If a fund invests in money market funds advised by another investment adviser, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Potential Negative Interest Rates

In the event that Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, or U.S. Treasury Money Market Fund has a negative gross yield as a result of negative interest rates (a “negative interest rate event”), it may be challenging or impossible to maintain a stable net asset value (NAV) of $1.00 per share. However, regulations that govern the operation of money market funds permit a fund, if experiencing a negative interest rate event, to seek to continue to provide a stable NAV of $1.00 per share by using a reverse distribution mechanism (RDM) which reduces the number of shares in proportion to that fund’s negative income. Shares may continue to have a NAV of $1.00 per share, but each shareholder would have fewer shares. A fund will use an RDM to cancel shares held by shareholders only if the fund’s board of trustees determines that using an RDM is in the best interests of the fund and its shareholders.

If a fund chooses to use an RDM to cancel fund shares, the fund’s per-share NAV may remain stable, but shareholders will lose money as a result of the fund’s negative gross yield. In the event that shares are canceled, tax treatment of distributions and shareholder basis is uncertain. You should consult with your tax advisor to determine whether you will experience any negative tax consequences as a result of a fund’s use of an RDM. Account statements will include disclosure regarding share cancellations if an RDM is used.

33	Prospectus – First American Money Market Funds Class T Shares

More about the Funds

Principal Investment Risks

The principal risks of investing in each fund are identified and further discussed below.

Government Obligations Fund
●	Credit Risk	●	Market Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Repurchase Agreement Risk
●	Liquidity Risk

Institutional Prime Obligations Fund
●	Banking Industry Risk	●	Market Risk
●	Credit Risk	●	Municipal Security Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Foreign Security Risk	●	Regulatory Risk
●	Income Risk	●	Repurchase Agreement Risk
●	Interest Rate Risk	●	Variable Rate Demand Note (VRDN) Risk
●	Liquidity Risk

Retail Prime Obligations Fund
●	Banking Industry Risk	●	Market Risk
●	Credit Risk	●	Municipal Security Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Foreign Security Risk	●	Regulatory Risk
●	Income Risk	●	Repurchase Agreement Risk
●	Interest Rate Risk	●	Variable Rate Demand Note (VRDN) Risk
●	Liquidity Risk

Retail Tax Free Obligations Fund
●	Credit Risk	●	Municipal Security Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Tax Risk
●	Liquidity Risk	●	Variable Rate Demand Note (VRDN) and
●	Market Risk		Tender Option Bond (TOB) Risk

Treasury Obligations Fund
●	Credit Risk	●	Market Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Repurchase Agreement Risk
●	Liquidity Risk

U.S. Treasury Money Market Fund
●	Credit Risk	●	Liquidity Risk
●	Cybersecurity Risk	●	Market Risk
●	Income Risk	●	Redemption Risk
●	Interest Rate Risk	●	Regulatory Risk

34	Prospectus – First American Money Market Funds Class T Shares

More about the Funds

Description of Principal Investment Risks

Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of Institutional Prime Obligations Fund’s and Retail Prime Obligations Fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

Cybersecurity failures or breaches by the funds’ affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value (NAV), impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the adviser has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Foreign Security Risk. The foreign securities in which Institutional Prime Obligations Fund and Retail Prime Obligations Fund may invest, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to

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More about the Funds

Description of Principal Investment Risks continued

disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates. Because Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund invest solely in U.S. government securities, U.S. Treasury obligations, or repurchase agreements secured by those securities, these funds may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns or a stable net asset value of $1.00 per share, as applicable.

Many financial instruments use or may use a floating rate which historically had been based on the London Interbank Offered Rate (“LIBOR”), which was the offered rate for short-term Eurodollar deposits between major international banks. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies and the transition to new reference rates continues. Markets in these new rates are developing, but questions around liquidity and how to appropriately mitigate any economic value transfer at the time of transition remain a concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security or additionally for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, because a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The fund’s ability to achieve its investment objective may be impacted by one or more such events, and the securities in which the fund invests may underperform in comparison to other securities or asset classes due to a number of factors. These factors may include, but are not limited to, inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market and/or financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events or actions taken by governmental or quasi-governmental authorities in response to any of the foregoing or other factors or events. In addition, the value of the Fund’s investments

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More about the Funds

Description of Principal Investment Risks continued

may be negatively affected by the occurrence of geopolitical events such as war, terrorism, environmental disasters, natural disasters or events, cybersecurity events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such events. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

In addition, controversy or uncertainty regarding the U.S. federal debt ceiling and the threat or occurrence of government shutdowns in the United States may adversely affect investor confidence, market liquidity and volatility, interest rates and the prices of U.S. Treasury and other securities. Failure to adjust the statutory debt limit could result in a default on payments on certain U.S. government securities. Legislative or regulatory actions (or inaction) affecting the U.S. government, its agencies or government-sponsored entities, or a decline in their creditworthiness, may adversely affect a fund's investments and operations.

Municipal Security Risk. The value of municipal securities owned by Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, a discretionary liquidity fee may be assessed and, additionally for Institutional Prime Obligations Fund, a mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

Regulatory Risk. Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the funds’ operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults on its obligation to repurchase securities from Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund or Treasury Obligations Fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchased price.

For Institutional Prime Obligations Fund and Retail Prime Obligations Fund, securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and noninvestment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

37	Prospectus – First American Money Market Funds Class T Shares

More about the Funds

Description of Principal Investment Risks continued

Tax Risk. In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by Institutional Prime Obligations Fund, Retail Prime Obligations Fund or Retail Tax Free Obligations Fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk. Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option. While the funds invest only in VRDNs and TOBs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Disclosure of Portfolio Holdings

Information concerning the funds’ portfolio holdings as of the last business day of each month, as well as their weighted average maturity and weighted average life, is available on the funds’ website (www.firstamericanfunds.com) under “Portfolio Holdings.” This information is typically available five business days after the end of each month and remains posted on the website for at least six months thereafter. Each fund’s portfolio holdings are also posted on this same page on a weekly basis, typically on the first business day of the week. This weekly information generally reflects holdings as of the previous Thursday and remains posted on the website until the next publication date.

On each business day, each fund will post its levels of daily and weekly liquid assets and information on net inflows/outflows on the fund’s web page under “Our Money Market Funds.” This information is typically as of the end of the preceding business day and remains posted on the website until the next publication date. This information is also included for typically a six-month rolling period in the enhanced disclosure report found on this same page.

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

38	Prospectus – First American Money Market Funds Class T Shares

Fund Management

Investment Adviser

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, which may include corporations, foundations, pensions, and retirement plans. As of September 30, 2025, U.S. Bancorp Asset Management had more than $402 billion in assets under management. As investment adviser, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of trustees.

Each fund pays the investment adviser a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment adviser, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee as a % of average daily net assets
Government Obligations Fund	0.10%
Institutional Prime Obligations Fund	0.10%
Retail Prime Obligations Fund	0.10%
Retail Tax Free Obligations Fund	0.08%
Treasury Obligations Fund	0.10%
U.S. Treasury Money Market Fund	0.10%

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses of a fund to the extent necessary to avoid a negative yield, or a yield below a specified level, which may vary from time to time in U.S. Bancorp Asset Management’s sole discretion. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement will be included in the shareholder report that covers the period in which the funds commence operations.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American money market funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds’ investment adviser. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an

39	Prospectus – First American Money Market Funds Class T Shares

Fund Management

Investment Adviser continued

annual basis, of the aggregate average daily net assets attributable to Class T shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

Custody Services. U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the funds up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion.

Shareholder Servicing Fees. Each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.20% of its average daily net assets attributable to Class T shares for providing or arranging for the provision of shareholder services to the holders of its Class T shares.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation and Services. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or adviser as described below under “Shareholder Information — Additional Payments to Institutions.”

In addition to the above services, upon request, U.S. Bancorp Asset Management or its affiliates may provide certain other services to shareholders at no extra charge, including servicing multiple accounts, providing detailed account information, or assisting with the specialized accounting and recordkeeping required under the Internal Revenue Code arbitrage rebate provisions that apply to the earnings on proceeds of tax-exempt bonds. Additional services or reporting may be available for a fee.

Portfolio Managers

The funds are managed by a team of persons who are employed by U.S. Bancorp Asset Management.

40	Prospectus – First American Money Market Funds Class T Shares

Shareholder Information

Shareholder Eligibility

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are “retail” money market funds as defined under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As retail money market funds, shareholders must be “natural persons.” Natural persons are permitted to invest in each of the Retail Prime Obligations Fund and Retail Tax Free Obligations Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example: (1) participant directed defined contribution plans; (2) individual retirement accounts; (3) simplified employee pension arrangements; (4) SIMPLE retirement accounts; (5) custodial accounts; (6) deferred compensation plans for government or tax-exempt organization employees; (7) Archer medical savings accounts; (8) college savings plans; (9) health savings account plans; (10) ordinary trusts and estates of natural persons; or (11) certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in the Retail Prime Obligations Fund or Retail Tax Free Obligations Fund, you must furnish to the fund, or your financial intermediary, if any, an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the fund. The fund will refuse to open an account or require a financial intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).

Pricing of Fund Shares

Each Fund other than Institutional Prime Obligations Fund

Each fund other than Institutional Prime Obligations Fund utilizes the amortized cost method of valuation to transact at a $1.00 share price. A fund’s net asset value (NAV) is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s NAV is normally expected to be $1 per share.

The NAV per share of each share class of a fund is calculated at the times listed below under “Calculating Net Asset Value.” If a purchase order is received on a business day by the deadline listed below under “Calculating Net Asset Value” and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after the deadline specified above, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by a fund by the close of the Federal Reserve wire transfer system that same day, your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, the transfer agent, or the fund’s custodian.

Redemption proceeds to be paid by wire will normally be paid to the domestic bank account designated in the current records of the fund’s transfer agent on the same day of the redemption order, if the redemption order is accepted in proper form by the transfer

41	Prospectus – First American Money Market Funds Class T Shares

Shareholder Information

Pricing of Fund Shares continued

agent or a financial intermediary that has been authorized to accept orders on behalf of the fund, as described herein, by the deadline listed below under “Calculating Net Asset Value.” Redemption proceeds will normally be paid by the close of the Federal Reserve wire system (normally, 5:00 p.m. Central time). You will not earn a dividend on the day a redemption order is accepted.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the fund in proper form prior to the time the fund calculates its NAV. See “Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Institutional Prime Obligations Fund

Institutional Prime Obligations Fund prices and transacts in its shares at a floating NAV, rounded to the fourth decimal place (i.e., $1.0000). The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the adviser believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the adviser believes that it approximates market value.

The NAV per share of each share class of the fund is calculated at 2:00 p.m. Central time (“NAV calculation time”) on each business day that the fund is open. If a purchase order is received on a business day by 2:00 p.m. Central time and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after 2:00 p.m. Central time, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by 2:00 p.m. Central time but an anticipated wire payment is not received by the fund by the close of the Federal Reserve wire transfer system that same day (normally, 5:00 p.m. Central time), your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, or by the fund’s transfer agent or custodian.

Redemption proceeds to be paid by wire will normally be paid to the domestic bank account designated in the current records of the fund’s transfer agent on the same day of the redemption order, if the redemption order is accepted in proper form by the transfer agent by one of the NAV calculation times listed above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire system (normally, 5:00 p.m. Central time). You will not earn a dividend on the day a redemption order is accepted.

Your purchase or redemption price will be based on the NAV per share next calculated after your order is received by the fund or a financial intermediary that has been authorized to accept orders on behalf of a fund, as described herein, in proper form. Purchase and redemption orders received after an NAV calculation time specified above, including an Early Close (as such term is defined under “Other Pricing Information” below), will be processed at the next NAV calculation time.

42	Prospectus – First American Money Market Funds Class T Shares

Shareholder Information

Pricing of Fund Shares continued

Other Pricing Information

You may purchase or redeem shares of the funds on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. A fund may close when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early (an “Early Close”), a fund may also close trading early.

Share Classes

The funds issue their shares in multiple classes. This prospectus offers Class T shares. Class T shares are offered at NAV, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20%.

Class T shares are only available through financial intermediaries authorized to offer Class T shares.

A financial intermediary may require a minimum initial and/or additional investment amount. Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

Shareholder Servicing Plan

Each fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Class T shares. Under this plan and agreement, each fund pays U.S. Bancorp Asset Management Inc. a shareholder servicing fee at an annual rate of 0.20% of average daily Class T share net assets for providing or arranging for the provision of shareholder services to the holders of Class T shares. No distribution-related services are provided under this plan and agreement.

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website.

Your purchase or redemption price for Class T shares is the fund’s next determined NAV after the fund, or its designated agent, receives your order in proper form. To understand how the fund calculates its NAV, see “Additional Information on Purchasing and Redeeming Fund Shares – Calculating Net Asset Value” below.

43	Prospectus – First American Money Market Funds Class T Shares

Shareholder Information

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of fund shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

You may purchase or redeem Class T shares of the funds through your financial intermediary. Additional information on purchasing or redeeming shares through your financial intermediary can be found below under “Transactions through Financial Intermediaries.”

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

The funds reserve the right to reject any purchase order and to close a shareholder’s account at any time.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Funding of Redemptions. Under normal circumstances, each fund expects to meet redemption requests either by using cash it holds in its portfolio or by selling portfolio securities to generate cash. Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., “redemptions in-kind”), if the amount redeemed is large enough to affect fund operations or the redemption request is made during stressed market conditions. See “Redemptions In-Kind” below for further information.

Suspension or Postponement of Redemptions. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

●	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;
●	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

●	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

●	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

44	Prospectus – First American Money Market Funds Class T Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

In addition, for each fund other than Institutional Prime Obligations Fund, in the unlikely event that the fund’s board of trustees were to determine pursuant to SEC regulations that the extent of the deviation between the fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

Purchases In-Kind. Generally, all purchases will be in cash. However, the funds reserve the right to permit you to purchase shares through the exchange of other securities that you own if consistent with a fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your financial intermediary.

Redemptions In-Kind. Generally, all redemptions will be for cash. However, the funds reserve the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by a fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

Additional Information on Purchasing

and Redeeming Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAV per share as of the times specified in the table below on each business day that the funds are open, except that the NAV for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Treasury Obligations Fund is generally calculated at 1:00 p.m. Central time on days on which the bond markets have an “Early Close” (typically on the business day preceding a Federal holiday). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Deadline for orders to be
received in order to receive
the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Institutional Prime Obligations Fund	2:00 p.m. Central time
Retail Prime Obligations Fund	3:45 p.m. Central time
Retail Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	1:30 p.m. Central time

45	Prospectus – First American Money Market Funds Class T Shares

Shareholder Information

Additional Information on Purchasing

and Redeeming Fund Shares continued

Frequent Trading of Fund Shares

The funds are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the funds and increase fund expenses. However, given the short-term nature of the funds’ investments and their use of the amortized cost method for calculating the NAV of fund shares, the funds do not anticipate that in the normal case frequent or short-term trading into and out of the fund will have significant adverse consequences for the funds and their shareholders. Accordingly, the funds’ board of trustees has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the funds’ shares.

Escheatment

If your account is held directly with the funds and is later deemed “abandoned” or “unclaimed” under state law, the funds may be required to “escheat” or transfer the assets in your account to the applicable state’s unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund’s transfer agent or distributor by mail or telephone, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund’s transfer agent and U.S. Bancorp Asset Management and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Transactions through Financial Intermediaries

Each fund other than Institutional Prime Obligations Fund has authorized one or more financial intermediaries to accept purchase and redemption orders on the fund’s behalf. Financial intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of the funds’ adviser, that have entered into agreements with the funds’ distributor, adviser, and/or transfer agent. Such financial intermediaries may be authorized to designate other intermediaries to accept purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when such financial intermediary or, if applicable, such financial intermediary’s authorized designee, accepts the order. Such orders will be priced at the fund’s NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by a fund, a financial intermediary will be responsible for providing information with regard to the time that such order for purchase or redemption was received. Orders submitted through a financial intermediary that has not received such authorization to accept orders on the fund’s behalf will be priced at the fund’s NAV next calculated after the fund receives and accepts the order from the financial intermediary, which may not occur on the day you submitted the order to the financial intermediary. Since not all financial intermediaries have received such authorization, you may wish to contact your financial intermediary to determine if it has received such authorization.

46	Prospectus – First American Money Market Funds Class T Shares

Shareholder Information

Additional Information on Purchasing
and Redeeming Fund Shares continued

Financial intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of Retail Prime Obligations Fund and Retail Tax Free Obligations Fund to natural persons and, upon request, provide satisfactory evidence that they have such policies, procedures and internal controls in place. In addition, a financial intermediary is required to involuntarily redeem its customers that do not satisfy the eligibility requirements as set forth above. The funds reserve the right to redeem shares in any account that it cannot confirm to its satisfaction is beneficially owned by natural persons, after providing advance notice.

For Institutional Prime Obligations Fund, financial intermediaries may transmit purchase and redemption orders to the fund’s transfer agent on your behalf. Financial intermediaries are not permitted to serve as the fund’s agent for the receipt of purchase and redemption orders. The fund will be deemed to have received a purchase or redemption order once the order is accepted in proper form by the fund’s transfer agent, which may not occur on the day you submitted the order to your financial intermediary. Your purchase or redemption order will be priced at the fund’s current NAV next determined after it is accepted by the fund’s transfer agent. Financial intermediaries are not able to buy and sell shares of the fund through the National Securities Clearing Corporation. The fund, the adviser and their affiliates will not be responsible for any loss for orders that are not transmitted to the transfer agent by financial intermediaries on a timely basis.

Liquidity Fees

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, under authority delegated to the adviser by the funds' board of trustees, the adviser is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if it determines it is in the best interests of the fund to impose a liquidity fee. A discretionary liquidity fee may be imposed as early as the same day on which the adviser determines to impose such fee and may occur before the end of the business day. Such fees may be terminated at any time in the discretion of the adviser. The adviser generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress.

Pursuant to Rule 2a-7, Institutional Prime Obligations Fund is required to impose a mandatory liquidity fee if the fund experiences daily net redemptions that exceed 5% of net assets based on net redemption information available within a reasonable period after the last computation of the fund’s net asset value on a particular day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data available, of the costs the fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the board or its delegate, the fund must impose a default liquidity fee of 1% of the value of shares redeemed. The fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.

47	Prospectus – First American Money Market Funds Class T Shares

Shareholder Information

Additional Information on Purchasing
and Redeeming Fund Shares continued

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund's agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed. Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means. The imposition of a liquidity fee will also be reported by the fund to the SEC on Form N-MFP.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

Dividends and Distributions

Each fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from a fund’s net investment income are declared daily and paid monthly. A fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. A fund may also make additional distributions for tax purposes if necessary.

If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800-677-3863. You may change your election by writing or calling the transfer agent at least five days prior to the record date of the next distribution. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

48	Prospectus – First American Money Market Funds Class T Shares

Shareholder Information

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the funds will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

Retail Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of investing in municipal securities subject to the alternative minimum tax, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.

Because Institutional Prime Obligations Fund is subject to a floating NAV, a sale of shares of that fund may result in a capital gain or loss for you. When you sell your shares of that fund, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of fund shares, you will determine your gain or loss based on the change in the aggregate value of your fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss will be treated as short-term capital gain or loss. If you choose not to adopt a simplified “NAV method” of accounting, any such capital gain or loss is long-term or short-term depending on whether your holding period in the shares sold exceeds one year. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on fund shares.

Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

Additional Payments to Institutions

The adviser and/or the distributor may pay additional compensation to participating institutions (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers;

49	Prospectus – First American Money Market Funds Class T Shares

Shareholder Information

Additional Payments to Institutions continued

lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the adviser and/or distributor.

The adviser and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds or other First American money market funds through their employee benefit or retirement plan.

You can ask your institution for information about any payments it receives from the adviser and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the adviser and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

The funds’ annual and semi-annual shareholder reports and Form N-CSR include additional information about each fund’s investments and performance. The Form N-CSR is on file with the SEC and includes each fund’s consolidated financial statements and, on an annual basis, the report of the independent registered public accounting firm. The reports are made available on firstamericanfunds.com.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit any mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800-677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.

50	Prospectus – First American Money Market Funds Class T Shares

Financial Highlights

The tables that follow present performance information about the Class T shares of Institutional Prime Obligations Fund and Retail Prime Obligations Fund, and performance information about Class T shares and the Class A shares of the Government Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund. Class A shares are offered through another prospectus. Class T shares and Class A shares of these funds are invested in the same portfolio of securities; however, Class T shares are expected to have lower operating expenses than Class A shares. This information is intended to help you understand the fund’s and the Predecessor Fund’s financial performance for the periods shown. Some of this information reflects the financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that a shareholder would have earned or lost on an investment in the fund or the Predecessor Fund (assuming reinvestment of all dividends and/or distributions). As a result of the Reorganization that occurred on December 22, 2023, the Financial Highlights information presented for the fund includes the financial history of the Predecessor Fund. The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the fund’s Form N-CSR, which is available upon request.

51	Prospectus – First American Money Market Funds Class T Shares

Financial Highlights

Government Obligations Fund

	Fiscal year ended August 31,
Class T	2025	2024	2023	2022	2021[1]
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.042	0.050	0.040	0.003	0.000 [2]
Distributions (from net investment income)	(0.042)	(0.050)	(0.040)	(0.003)	(0.000)[2]
Distributions (from net realized gains on investments)	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.23%	5.11%	4.02%	0.34%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$48,371	$28,588	$30,920	$1,371,489	$1,260,703
Ratio of Expenses to Average Net Assets	0.40%	0.40%	0.40%	0.21%	0.08%
Ratio of Net Investment Income to Average Net Assets	4.13%	5.00%	3.70%	0.34%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.40%	0.40%	0.40%	0.40%	0.42%

1 Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

2 Rounds to zero.

3 Total return would have been lower had certain expenses not been waived.

52	Prospectus – First American Money Market Funds Class T Shares

Financial Highlights

Government Obligations Fund

	Fiscal year ended August 31,
Class A	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.038	0.047	0.036	0.002	0.000 [1]
Distributions (from net investment income)	(0.038)	(0.047)	(0.036)	(0.002)	(0.000)[1]
Distributions (from net realized gains on investments)	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.87%	4.76%	3.66%	0.23%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$401,726	$259,884	$248,318	$388,517	$298,968
Ratio of Expenses to Average Net Assets	0.74%	0.74%	0.75%	0.34%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.78%	4.65%	3.44%	0.25%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.74%	0.74%	0.75%	0.74%	0.77%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

53	Prospectus – First American Money Market Funds Class T Shares

Financial Highlights

Institutional Prime Obligations Fund

	Fiscal year ended August 31,
Class T	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$0.9999	$1.0001	$1.0000	$1.0000	$1.0002
Net Investment Income	0.0423	0.0509	0.0415	0.0041	0.0001
Distributions (from net investment income)	(0.0423)	(0.0509)	(0.0415)	(0.0041)	(0.0001)
Realized and Unrealized Gain (Losses) on Investments	(0.0000)[1]	(0.0002)	0.0001	0.0000 [1]	(0.0002)
Distributions (from net realized gains on investments)	—	(0.0000)[1]	—	—	—
Net Asset Value, End of Period	$0.9999	$0.9999	$1.0001	$1.0000	$1.0000
Total Return[2]	4.29%	5.20%	4.24%	0.41%	(0.01)%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$44,192	$90,174	$63,596	$63,002	$$64,888
Ratio of Expenses to Average Net Assets	0.40%	0.40%	0.40%	0.25%	0.16%
Ratio of Net Investment Income to Average Net Assets	4.28%	5.09%	4.16%	0.40%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.44%	0.43%	0.44%	0.44%	0.45%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

54	Prospectus – First American Money Market Funds Class T Shares

Financial Highlights

Retail Prime Obligations Fund

	Fiscal year ended August 31,
Class T	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.042	0.051	0.042	0.004	0.000 [1]
Distributions (from net investment income)	(0.042)	(0.051)	(0.042)	(0.004)	(0.000)[1]
Distributions (from net realized gains on investments)	—	—	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.32%	5.25%	4.24%	0.41%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$4,510	$4,260	$4,779	$1,675,783	$1,380,925
Ratio of Expenses to Average Net Assets	0.40%	0.40%	0.40%	0.26%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.25%	5.12%	3.93%	0.43%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.41%	0.42%	0.42%	0.42%	0.44%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

55	Prospectus – First American Money Market Funds Class T Shares

Financial Highlights

Retail Tax Free Obligations Fund

	Fiscal year ended August 31,
Class T	2025	2024	2023	2022	2021[1]
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.025	0.031	0.025	0.002	0.000 [2]
Distributions (from net investment income)	(0.025)	(0.031)	(0.025)	(0.002)	(0.000)[2]
Distributions (from net realized gains on investments)	—	(0.000)[2]	—	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.58%	3.18%	2.48%	0.20%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$7,314	$15,349	$15,874	$377,950	$331,979
Ratio of Expenses to Average Net Assets	0.40%	0.40%	0.40%	0.23%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.56%	3.12%	2.25%	0.19%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.51%	0.53%	0.50%	0.48%	0.50%

1 Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

2 Rounds to zero.

3 Total return would have been lower had certain expenses not been waived.

56	Prospectus – First American Money Market Funds Class T Shares

Financial Highlights

Retail Tax Free Obligations Fund

	Fiscal year ended August 31,
Class A	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.022	0.028	0.021	0.001	0.000 [1]
Distributions (from net investment income)	(0.022)	(0.028)	(0.021)	(0.001)	(0.000)[1]
Distributions (from net realized gains on investments)	—	(0.000)[1]	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.21%	2.81%	2.12%	0.09%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$29,461	$29,607	$29,660	$35,244	$41,394
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.43%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.77%	2.07%	0.08%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.86%	0.88%	0.86%	0.82%	0.84%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

57	Prospectus – First American Money Market Funds Class T Shares

Financial Highlights

Treasury Obligations Fund

	Fiscal year ended August 31,
Class T	2025	2024	2023	2022	2021[1]
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.041	0.050	0.040	0.004	0.000 [2]
Distributions (from net investment income)	(0.041)	(0.050)	(0.040)	(0.004)	(0.000)[2]
Distributions (from net realized gains on investments)	—	(0.000)[2]	—	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.22%	5.10%	4.09%	0.36%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$49,835	$3,116	$3,027	$431,310	$402,360
Ratio of Expenses to Average Net Assets	0.39%	0.40%	0.40%	0.23%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.99%	4.99%	3.88%	0.36%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.39%	0.40%	0.40%	0.40%	0.42%

1 Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

2 Rounds to zero.

3 Total return would have been lower had certain expenses not been waived.

58	Prospectus – First American Money Market Funds Class T Shares

Financial Highlights

Treasury Obligations Fund

	Fiscal year ended August 31,
Class A	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.038	0.047	0.037	0.002	0.000 [1]
Distributions (from net investment income)	(0.038)	(0.047)	(0.037)	(0.002)	(0.000)[1]
Distributions (from net realized gains on investments)	—	(0.000)[1]	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.86%	4.83%	3.73%	0.24%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$529,338	$518,369	$610,388	$209,603	$200,750
Ratio of Expenses to Average Net Assets	0.74%	0.66%	0.75%	0.34%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.80%	4.71%	3.92%	0.26%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.74%	0.66%	0.75%	0.75%	0.77%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

59	Prospectus – First American Money Market Funds Class T Shares

Financial Highlights

U.S. Treasury Money Market Fund

	Fiscal year ended August 31,
Class T	2025	2024	2023	2022	2021[1]
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.041	0.050	0.039	0.003	—
Distributions (from net investment income)	(0.041)	(0.050)	(0.039)	(0.003)	—
Distributions (from net realized gains on investments)	—	—	—	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.19%	5.10%	3.96%	0.28%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$24,598	$17,198	$17,927	$83,118	$110,639
Ratio of Expenses to Average Net Assets	0.40%	0.40%	0.40%	0.22%	0.08%
Ratio of Net Investment Income to Average Net Assets	4.11%	4.99%	3.73%	0.26%	0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.41%	0.41%	0.41%	0.41%	0.43%

1 Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

2 Rounds to zero.

3 Total return would have been lower had certain expenses not been waived.

60	Prospectus – First American Money Market Funds Class T Shares

Financial Highlights

U.S. Treasury Money Market Fund

	Fiscal year ended August 31,
Class A	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.038	0.046	0.035	0.002	—
Distributions (from net investment income)	(0.038)	(0.046)	(0.035)	(0.002)	—
Distributions (from net realized gains on investments)	—	—	—	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.83%	4.74%	3.59%	0.16%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$106,342	$55,905	$147,926	$32,752	$55,228
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.29%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.70%	4.64%	3.77%	0.13%	0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.75%	0.76%	0.76%	0.76%	0.79%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

61	Prospectus – First American Money Market Funds Class T Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

●	Information about your identity, such as your name, address, and social security number.

●	Information about your transactions with us.

●	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

●	Know who you are and prevent unauthorized access to your information.

●	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their adviser, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the
First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

800 Nicollet Mall, BC-MN-17TR

Minneapolis, MN 55402

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds' investments is available in the funds’ annual and semi-annual reports to shareholders and in Form N-CSR. The funds’ Form N-CSR filings contain the funds’ annual and semi-annual financial statements.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800-677-3863 or by contacting the funds at the address above. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-23751	PROPRIMET 11/25

Class U Shares

FUND	TICKER SYMBOLS

Government Obligations Fund	FGUXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Fund Summary

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	Class U
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%
Less Fee Waivers[1]	(0.08)%
Net Expenses[1]	0.12%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that the total annual fund operating expenses, after waivers, do not exceed 0.12%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class U
1 year	$ 12
3 years	$ 56
5 years	$105
10 years	$247

1	Prospectus – First American Money Market Funds Class U Shares

Fund Summary

Government Obligations Fund continued

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

2	Prospectus – First American Money Market Funds Class U Shares

Fund Summary

Government Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class U shares which was adopted by the Class U shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.34%

Worst Quarter:	Quarter ended March 31, 2022*	0.01%

*	Most recent quarter with this return during the period of the chart.

3	Prospectus – First American Money Market Funds Class U Shares

Fund Summary

Government Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Since Inception
Government Obligations Fund — Class U	2/26/18	5.21%	2.42%	2.31%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.23%.

Investment Adviser

U.S. Bancorp Asset Management, Inc. (the “adviser”)

4	Prospectus – First American Money Market Funds Class U Shares

Additional Summary Information

Purchase and Sale of Fund Shares

Class U shares of the fund are only available for purchase or redemption by:

●	pension plan and other retirement or welfare benefit accounts established for the benefit of current or former employees of U.S. Bancorp and its subsidiaries;
●	mutual fund families and other registered investment companies for which U.S. Bank National Association or U.S. Bank Global Fund Services provides fund servicing and where each such mutual fund family or registered investment company, in the aggregate, makes a minimum initial investment of $250 million or greater in the fund;
●	direct beneficial owners that make an initial investment of $1 billion or greater in the fund;
●	beneficial owners (disclosed at the transfer agent level) that make an initial investment of $1 billion or greater in the fund through financial intermediaries authorized to offer Class U shares on their investment platforms or portals; and
●	certain beneficial owners and related accounts as detailed in the fund’s SAI.

A financial intermediary may not aggregate investments by multiple beneficial ownership accounts in order to satisfy the minimum initial investment requirement. Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

The funds reserve the right to waive or lower purchase minimums under certain circumstances. Additionally, the funds reserve the right to reject any purchase order and to close a shareholder’s account at any time, including if the account value falls below the initial purchase minimum for more than a certain period.

Tax Information

Dividends you receive from the fund are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5	Prospectus – First American Money Market Funds Class U Shares

More about the Fund

Investment Objective

The investment objective of the fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that the fund will achieve its objective.

Principal Investment Strategies

The fund’s principal investment strategies are discussed below. These are the strategies that the fund’s investment adviser believes are most likely to be important in trying to achieve the fund’s objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800-677-3863.

Principal Investment Strategies Applicable to the Fund

The fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase and that the fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allows the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, the fund may not invest more than 5% of its total assets in securities issued by the same issuer. The fund must comply with weekly liquidity standards that require the fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The fund must also comply with daily liquidity standards that require the fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the fund from meeting its investment objective.

Government Obligations Fund

Government Obligations Fund pursues its objective by investing exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. The fund will provide shareholders with at least 60 days advance notice before changing this policy. U.S. government securities are bonds or other debt obligations issued or guaranteed as to

6	Prospectus – First American Money Market Funds Class U Shares

More about the Fund

Principal Investment Strategies continued

principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Other Investment Strategies

Other Money Market Funds

The fund may invest in other money market funds that invest in the same types of securities as the fund, as a non-principal investment strategy, including the other money market funds advised by the fund’s investment adviser. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund’s investment adviser, the investment adviser reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment adviser. If the fund invests in money market funds advised by another investment adviser, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Potential Negative Interest Rates

In the event that a fund has a negative gross yield as a result of negative interest rates (a “negative interest rate event”), it may be challenging or impossible to maintain a stable net asset value (NAV) of $1.00 per share. However, regulations that govern the operation of money market funds permit a fund, if experiencing a negative interest rate event, to seek to continue to provide a stable NAV of $1.00 per share by using a reverse distribution mechanism (RDM) which reduces the number of shares in proportion to that fund’s negative income. Shares may continue to have a NAV of $1.00 per share, but each shareholder would have fewer shares. A fund will use an RDM to cancel shares held by shareholders only if the fund’s board of trustees determines that using an RDM is in the best interests of the fund and its shareholders.

If a fund chooses to use an RDM to cancel fund shares, the fund’s per-share NAV may remain stable, but shareholders will lose money as a result of the fund’s negative gross yield. In the event that shares are canceled, tax treatment of distributions and shareholder basis is uncertain. You should consult with your tax advisor to determine whether you will experience any negative tax consequences as a result of a fund’s use of an RDM. Account statements will include disclosure regarding share cancellations if an RDM is used.

7	Prospectus – First American Money Market Funds Class U Shares

More about the Fund

Principal Investment Risks

The principal risks of investing in the fund are identified and further discussed below.

●	Credit Risk	●	Market Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Repurchase Agreement Risk
●	Liquidity Risk

Description of Principal Investment Risks

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause the fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

Cybersecurity failures or breaches by the fund’s affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both the fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate the fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the adviser has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which the fund invests, which could result in material adverse consequences for such issuers, and may cause the fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities, U.S. Treasury obligations, or repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and

8	Prospectus – First American Money Market Funds Class U Shares

More about the Fund

Description of Principal Investment Risks continued

total return) also may be low or the fund may be unable to maintain positive returns or a stable net asset value of $1.00 per share, as applicable.

Many financial instruments use or may use a floating rate which historically had been based on the London Interbank Offered Rate (“LIBOR”), which was the offered rate for short-term Eurodollar deposits between major international banks. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies and the transition to new reference rates continues. Markets in these new rates are developing, but questions around liquidity and how to appropriately mitigate any economic value transfer at the time of transition remain a concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The fund's ability to achieve its investment objective may be impacted by one or more such events, and the securities in which the fund invests may underperform in comparison to other securities or asset classes due to a number of factors. These factors may include, but are not limited to, inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market and/or financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events or actions taken by governmental or quasi-governmental authorities in response to any of the foregoing or other factors or events. In addition, the value of the Fund's investments may be negatively affected by the occurrence of geopolitical events such as war, terrorism, environmental disasters, natural disasters or events, cybersecurity events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such events. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund's investments may be negatively affected by developments in other countries and regions.

In addition, controversy or uncertainty regarding the U.S. federal debt ceiling and the threat or occurrence of government shutdowns in the United States may adversely affect investor confidence, market liquidity and volatility, interest rates and the prices of U.S. Treasury and other securities. Failure to adjust the statutory debt limit could result in a default on payments on certain U.S. government securities. Legislative or regulatory actions (or inaction) affecting the U.S. government, its agencies or government-sponsored entities, or a decline in their creditworthiness, may adversely affect a fund's investments and operations.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

9	Prospectus – First American Money Market Funds Class U Shares

More about the Fund

Description of Principal Investment Risks continued

Regulatory Risk. Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Disclosure of Portfolio Holdings

Information concerning the fund’s portfolio holdings as of the last business day of each month, as well as their weighted average maturity and weighted average life, is available on the fund’s website (www.firstamericanfunds.com) under “Portfolio Holdings.” This information is typically available five business days after the end of each month and remains posted on the website for at least six months thereafter. The fund’s portfolio holdings are also posted on this same page on a weekly basis, typically on the first business day of the week. This weekly information generally reflects holdings as of the previous Thursday and remains posted on the website until the next publication date.

On each business day, the fund will post its levels of daily and weekly liquid assets and information on net inflows/outflows on the fund’s web page under “Our Money Market Funds.” This information is typically as of the end of the preceding business day and remains posted on the website until the next publication date. This information is also included for typically a six-month rolling period in the enhanced disclosure report found on this same page.

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

10	Prospectus – First American Money Market Funds Class U Shares

Fund Management

Investment Adviser

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, which may include corporations, foundations, pensions, and retirement plans. As of September 30, 2025, U.S. Bancorp Asset Management had more than $402 billion in assets under management. As investment adviser, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of trustees.

For the fund’s most recently completed fiscal year, the fund paid the investment adviser a monthly management fee equal to an annual rate of 0.10% of average daily net assets, after taking into account fee waivers, for providing investment advisory services to the fund.

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses of a fund to the extent necessary to avoid a negative yield, or a yield below a specified level, which may vary from time to time in U.S. Bancorp Asset Management’s sole discretion. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement will be included in the first shareholder report that covers the period in which the fund commences operations.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American money market funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment adviser. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the fund as set forth below.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the fund’s administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, the fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class U shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the fund may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

Custody Services. U.S. Bank provides custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the fund up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the fund for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the fund in excess of $50 billion.

11	Prospectus – First American Money Market Funds Class U Shares

Fund Management

Investment Adviser continued

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the fund may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation and Services. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the fund’s distributor as well as other payments from the fund’s distributor and/or adviser as described below under “Shareholder Information — Additional Payments to Institutions.”

In addition to the above services, upon request, U.S. Bancorp Asset Management or its affiliates may provide certain other services to shareholders at no extra charge, including servicing multiple accounts, providing detailed account information, or assisting with the specialized accounting and recordkeeping required under the Internal Revenue Code arbitrage rebate provisions that apply to the earnings on proceeds of tax-exempt bonds. Additional services or reporting may be available for a fee.

Portfolio Managers

The fund is managed by a team of persons who are employed by U.S. Bancorp Asset Management.

12	Prospectus – First American Money Market Funds Class U Shares

Shareholder Information

Pricing of Fund Shares

The fund utilizes the amortized cost method of valuation to transact at a $1.00 share price. The fund’s net asset value (NAV) is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s NAV is normally expected to be $1 per share.

The NAV per share of each share class of the fund is calculated at the times listed below under “Calculating Net Asset Value.” If a purchase order is received on a business day by the deadline listed below under “Calculating Net Asset Value” and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after the deadline specified above, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the fund by the close of the Federal Reserve wire transfer system that same day, your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, the transfer agent, or the fund’s custodian.

Redemption proceeds to be paid by wire will normally be paid to the domestic bank account designated in the current records of the fund's transfer agent on the same day of the redemption order, if the redemption order is accepted in proper form by the transfer agent or a financial intermediary that has been authorized to accept orders on behalf of the fund, as described herein, by the deadline listed below under “Calculating Net Asset Value.” Redemption proceeds will normally be paid by the close of the Federal Reserve wire system (normally, 5:00 p.m. Central time). You will not earn a dividend on the day a redemption order is accepted.

You may purchase or redeem shares of the fund on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. The fund may close when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early, the fund may also close trading early.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the fund in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

13	Prospectus – First American Money Market Funds Class U Shares

Shareholder Information

Share Classes

The fund issues its shares in multiple classes. This prospectus offers Class U shares. Class U shares are offered at NAV, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Class U shares of the fund are only available for purchase or redemption by:

●	pension plan and other retirement or welfare benefit accounts established for the benefit of current or former employees of U.S. Bancorp and its subsidiaries;
●	mutual fund families and other registered investment companies for which U.S. Bank National Association or U.S. Bank Global Fund Services provides fund servicing and where each such mutual fund family or registered investment company, in the aggregate, makes a minimum initial investment of $250 million or greater in the fund;
●	direct beneficial owners that make an initial investment of $1 billion or greater in the fund;
●	beneficial owners (disclosed at the transfer agent level) that make an initial investment of $1 billion or greater in the fund through financial intermediaries authorized to offer Class U shares on their investment platforms or portals; and
●	certain beneficial owners and related accounts as detailed in the fund's SAI.

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website.

Your purchase or redemption price for Class U shares is the fund’s next determined net asset value after the fund, or its designated agent, receives your order in proper form. To understand how the fund calculates its net asset value, see “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of fund shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

You may purchase or redeem Class U shares of the fund through your financial intermediary. Additional information on redeeming shares through your financial intermediary can be found below under “Transactions through Financial Intermediaries.”

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

14	Prospectus – First American Money Market Funds Class U Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

The fund reserves the right to waive or lower purchase minimums under certain circumstances. Additionally, the fund reserves the right to reject any purchase order and to close a shareholder's account at any time, including if the account value falls below the initial purchase minimum for more than a certain period.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed.

If the fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Funding of Redemptions. Under normal circumstances, each fund expects to meet redemption requests either by using cash it holds in its portfolio or by selling portfolio securities to generate cash. Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., “redemptions in-kind”), if the amount redeemed is large enough to affect fund operations or the redemption request is made during stressed market conditions. See “Redemptions In-Kind” below for further information.

Suspension or Postponement of Redemptions. The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

●	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;

●	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

●	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

●	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the fund’s board of trustees were to determine pursuant to SEC regulations that the extent of the deviation between the fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

Purchases In-Kind. Generally, all purchases will be in cash. However, the fund reserves the right to permit you to purchase shares through the exchange of other securities that you own if consistent with the fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your financial intermediary or Investor Services at 800-677-3863.

Redemptions In-Kind. Generally, all redemptions will be for cash. However, the fund reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by the fund is made in securities, the fund will typically select a representative basket of securities and will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund

15	Prospectus – First American Money Market Funds Class U Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

Calculating Net Asset Value

The fund generally calculates its NAV per share as of 3:45 p.m. Central time on each business day that the fund is open, except that the NAV is generally calculated at 1:00 p.m. Central time on days on which the bond markets have an “Early Close” (typically on the business day preceding a Federal holiday). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Additional Information on Purchasing and
Redeeming Fund Shares

Frequent Trading of Fund Shares

The fund is designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the fund and increase fund expenses. However, given the short-term nature of the fund’s investments and its use of the amortized cost method for calculating the NAV of fund shares, the fund does not anticipate that in the normal case frequent or short-term trading into and out of the fund will have significant adverse consequences for the fund and its shareholders. Accordingly, the fund’s board of trustees has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the fund’s shares.

Escheatment

If your account is held directly with the fund and is later deemed “abandoned” or “unclaimed” under state law, the fund may be required to “escheat” or transfer the assets in your account to the applicable state’s unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund’s transfer agent or distributor by mail or telephone, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund’s transfer agent and U.S. Bancorp Asset Management and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Transactions through Financial Intermediaries

The fund has authorized one or more financial intermediaries to accept purchase and redemption orders on the fund’s behalf. Financial intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of the fund’s adviser, that have entered into agreements with the fund’s distributor, adviser, and/or transfer agent. Such financial intermediaries may be authorized to designate other intermediaries to accept

16	Prospectus – First American Money Market Funds Class U Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares continued

purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when such financial intermediary or, if applicable, such financial intermediary’s authorized designee, accepts the order. Such orders will be priced at the fund’s NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by the fund, a financial intermediary will be responsible for providing information with regard to the time that such order for purchase or redemption was received. Orders submitted through a financial intermediary that has not received such authorization to accept orders on the fund’s behalf will be priced at the fund’s NAV next calculated after the fund receives and accepts the order from the financial intermediary, which may not occur on the day you submitted the order to the financial intermediary. Since not all financial intermediaries have received such authorization, you may wish to contact your financial intermediary to determine if it has received such authorization.

Dividends and Distributions

The fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from the fund’s net investment income are declared daily and paid monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may also make additional distributions for tax purposes if necessary.

If the fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800-677- 3863. You may change your election by writing or calling the transfer agent at least five days prior to the record date of the next distribution. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the fund will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

17	Prospectus – First American Money Market Funds Class U Shares

Shareholder Information

Additional Payments to Institutions

The adviser and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summary” section of the prospectus because they are not paid by the fund.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the adviser and/or distributor.

The adviser and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund through their employee benefit or retirement plan.

You can ask your institution for information about any payments it receives from the adviser and/or the distributor and from the fund, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the adviser and/or the distributor in the fund’s SAI.

Staying Informed

Shareholder Reports

The fund's annual and semi-annual shareholder reports and Form N-CSR include additional information about the fund’s investments and performance. The Form N-CSR is on file with the SEC and includes the fund’s consolidated financial statements and, on an annual basis, the report of the independent registered public accounting firm. The reports are made available on firstamericanfunds.com.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit any mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800-677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

18	Prospectus – First American Money Market Funds Class U Shares

Financial Highlights

This information is intended to help you understand the fund's and the Predecessor Fund's financial performance for the periods shown. Some of this information reflects the financial results for a single fund share held throughout the period. Total returns in the table represent the rate that a shareholder would have earned or lost on an investment in the fund or the Predecessor Fund (assuming reinvestment of all dividends and/or distributions). As a result of the Reorganization that occurred on December 22, 2023, the Financial Highlights information presented for the fund includes the financial history of the Predecessor Fund. The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Form N-CSR, which is available upon request.

19	Prospectus – First American Money Market Funds Class U Shares

Financial Highlights

Government Obligations Fund

	Fiscal year ended August 31,
Class U Shares	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.044	0.053	0.042	0.005	0.000 [1]
Distributions (from net investment income)	(0.044)	(0.053)	(0.042)	(0.005)	(0.000)[1]
Distributions (from net realized gains on investments)	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.52%	5.40%	4.31%	0.47%	0.04%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$5,075,092	$3,459,780	$2,129,879	$3,814,197	$6,394,891
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.07%	0.06%
Ratio of Net Investment Income to Average Net Assets	4.44%	5.27%	4.22%	0.39%	0.04%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.20%	0.20%	0.20%	0.20%	0.22%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

20	Prospectus – First American Money Market Funds Class U Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

●	Information about your identity, such as your name, address, and social security number.

●	Information about your transactions with us.

●	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

●	Know who you are and prevent unauthorized access to your information.

●	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their adviser, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the
First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

800 Nicollet Mall, BC-MN-17TR

Minneapolis, MN 55402

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds' investments is available in the funds’ annual and semi-annual reports to shareholders and in Form N-CSR. The funds’ Form N-CSR filings contain the funds’ annual and semi-annual financial statements.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800-677-3863 or by contacting the funds at the address above. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-23751	PROMMU 11/25

Class V Shares

FUND	TICKER SYMBOLS

Government Obligations Fund	FVIXX

Institutional Prime Obligations Fund	FPIXX

Retail Prime Obligations Fund	FPUXX

Retail Tax Free Obligations Fund	FHIXX

Treasury Obligations Fund	FLIXX

U.S. Treasury Money Market Fund	FUIXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Fund Summaries

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	Class V
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.10%
Total Annual Fund Operating Expenses	0.30%
Less Fee Waivers[1]	—
Net Expenses[1]	0.30%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class V
1 year	$ 31
3 years	$ 97
5 years	$169
10 years	$381

1	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Government Obligations Fund continued

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

2	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Government Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.29%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

3	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Government Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Government Obligations Fund	3/31/06	5.03%	2.29%	1.57%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.10%.

Investment Adviser

U.S. Bancorp Asset Management, Inc. (the “adviser”)

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

4	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Institutional Prime Obligations Fund

Investment Objective

Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class V
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.34%
Less Fee Waivers[1]	(0.04)%
Net Expenses[1]	0.30%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class V
1 year	$ 31
3 years	$105
5 years	$187
10 years	$427

5	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Institutional Prime Obligations Fund continued

Principal Investment Strategies

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

6	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Institutional Prime Obligations Fund continued

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder InformationAdditional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions

7	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Institutional Prime Obligations Fund continued

or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Institutional Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.33%
Worst Quarter:	Quarter ended March 31, 2022*	(0.01)%
*	Most recent quarter with this return during the period of the chart.

8	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Institutional Prime Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Institutional Prime Obligations Fund[2]	3/31/06	5.13%	2.40%	1.70%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.12%.
[2]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

9	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Retail Prime Obligations Fund

Investment Objective

Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	Class V
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.31%
Less Fee Waivers[1]	(0.01)%
Net Expenses[1]	0.30%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class V
1 year	$ 31
3 years	$ 99
5 years	$173
10 years	$392

10	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Retail Prime Obligations Fund continued

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

11	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Retail Prime Obligations Fund continued

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

12	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Retail Prime Obligations Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.33%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Since Inception
Retail Prime Obligations Fund	7/18/16	5.16%	2.41%	2.02%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.16%.

13	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Retail Prime Obligations Fund continued

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

14	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Retail Tax Free Obligations Fund

Investment Objective

Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class V
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.21%
Total Annual Fund Operating Expenses	0.41%
Less Fee Waivers[1]	(0.11)%
Net Expenses[1]	0.30%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class V
1 year	$ 31
3 years	$121
5 years	$219
10 years	$507

15	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Principal Investment Strategies

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

16	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institutional providing the fund with the credit and liquidity support for the put or tender option.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

17	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Tax Free Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	0.86%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

Retail Tax Free Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Retail Tax Free Obligations Fund[2]	3/31/06	3.14%	1.49%	1.05%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 1.86%.
[2]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.

18	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

19	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class V
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.10%
Total Annual Fund Operating Expenses	0.30%
Less Fee Waivers[1]	—
Net Expenses[1]	0.30%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class V
1 year	$31
3 years	$97
5 years	$169
10 years	$381

20	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Treasury Obligations Fund continued

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

21	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Treasury Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.29%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

22	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

Treasury Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Treasury Obligations Fund	3/31/06	5.01%	2.30%	1.57%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.09%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

23	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

U.S. Treasury Money Market Fund

Investment Objective

U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class V
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.31%
Less Fee Waivers[1]	(0.01)%
Net Expenses[1]	0.30%

1	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class V
1 year	$31
3 years	$99
5 years	$173
10 years	$392

24	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

25	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.30%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

26	Prospectus – First American Money Market Funds Class V Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
U.S. Treasury Money Market Fund	3/31/06	5.02%	2.26%	1.54%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.05%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

27	Prospectus – First American Money Market Funds Class V Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem Class V shares of the funds through your financial intermediary. Class V shares are not available for purchase directly from the funds.

Class V shares are only available through financial intermediaries authorized to offer Class V shares that act in a fiduciary, agency, custodial or other service capacity or offer Class V shares on their investment platforms or portals.

A financial intermediary may require a minimum initial and/or additional investment amount. Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

The funds reserve the right to reject any purchase order and to close a shareholder’s account at any time. Investments in Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are limited to accounts beneficially owned by natural persons.

Tax Information

For Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Retail Tax Free Obligations Fund intends to pay interest that is exempt from federal income tax, including the federal alternative minimum tax, although a portion of the fund’s distributions may not be tax-exempt.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28	Prospectus – First American Money Market Funds Class V Shares

More about the Funds

Investment Objectives

The investment objective of each fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. Each fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that any fund will achieve its objective.

Principal Investment Strategies

The funds’ principal investment strategies are discussed below. These are the strategies that the funds’ investment adviser believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800-677-3863.

Principal Investment Strategies Applicable to Each Fund

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Retail Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for each fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the funds may hold all or a significant portion of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the funds from meeting their investment objectives.

29	Prospectus – First American Money Market Funds Class V Shares

More about the Funds

Principal Investment Strategies continued

Government Obligations Fund

Government Obligations Fund pursues its objective by investing exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. The fund will provide shareholders with at least 60 days advance notice before changing this policy. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Institutional Prime Obligations Fund

Institutional Prime Obligations Fund pursues its objective by investing in high-quality short-term debt obligations, including:

●	commercial paper;
●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and
●	repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

30	Prospectus – First American Money Market Funds Class V Shares

More about the Funds

Principal Investment Strategies continued

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of trustees to continue to hold the security.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Retail Prime Obligations Fund

Retail Prime Obligations Fund pursues its objective by investing in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government

31	Prospectus – First American Money Market Funds Class V Shares

More about the Funds

Principal Investment Strategies continued

securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Retail Tax Free Obligations Fund

Under normal market conditions, Retail Tax Free Obligations Fund pursues its objective by investing at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Treasury Obligations Fund

Under normal market conditions, Treasury Obligations Fund pursues its objective by investing exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

32	Prospectus – First American Money Market Funds Class V Shares

More about the Funds

Principal Investment Strategies continued

U.S. Treasury Money Market Fund

U.S. Treasury Money Market Fund pursues its objective by investing exclusively in direct obligations of the U.S. Treasury. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Other Investment Strategies

Other Money Market Funds

Each fund may invest in other money market funds that invest in the same types of securities as the respective fund, as a non-principal investment strategy, including the other money market funds advised by the funds’ investment adviser. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment adviser, the investment adviser reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment adviser. If the fund invests in money market funds advised by another investment adviser, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Potential Negative Interest Rates

In the event that Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, or U.S. Treasury Money Market Fund has a negative gross yield as a result of negative interest rates (a “negative interest rate event”), it may be challenging or impossible to maintain a stable net asset value (NAV) of $1.00 per share. However, regulations that govern the operation of money market funds permit a fund, if experiencing a negative interest rate event, to seek to continue to provide a stable NAV of $1.00 per share by using a reverse distribution mechanism (RDM) which reduces the number of shares in proportion to that fund’s negative income. Shares may continue to have a NAV of $1.00 per share, but each shareholder would have fewer shares. A fund will use an RDM to cancel shares held by shareholders only if the fund’s board of trustees determines that using an RDM is in the best interests of the fund and its shareholders.

If a fund chooses to use an RDM to cancel fund shares, the fund’s per-share NAV may remain stable, but shareholders will lose money as a result of the fund’s negative gross yield. In the event that shares are canceled, tax treatment of distributions and shareholder basis is uncertain. You should consult with your tax advisor to determine whether you will experience any negative tax consequences as a result of a fund’s use of an RDM. Account statements will include disclosure regarding share cancellations if an RDM is used.

33	Prospectus – First American Money Market Funds Class V Shares

More about the Funds

Principal Investment Risks

The principal risks of investing in each fund are identified and further discussed below.

Government Obligations Fund

●	Credit Risk	●	Market Risk

●	Cybersecurity Risk	●	Redemption Risk

●	Income Risk	●	Regulatory Risk

●	Interest Rate Risk	●	Repurchase Agreement Risk

●	Liquidity Risk

Institutional Prime Obligations Fund

●	Banking Industry Risk	●	Market Risk

●	Credit Risk	●	Municipal Security Risk

●	Cybersecurity Risk	●	Redemption Risk

●	Foreign Security Risk	●	Regulatory Risk

●	Income Risk	●	Repurchase Agreement Risk

●	Interest Rate Risk	●	Variable Rate Demand Note (VRDN) Risk

●	Liquidity Risk

Retail Prime Obligations Fund

●	Banking Industry Risk	●	Market Risk

●	Credit Risk	●	Municipal Security Risk

●	Cybersecurity Risk	●	Redemption Risk

●	Foreign Security Risk	●	Regulatory Risk

●	Income Risk	●	Repurchase Agreement Risk

●	Interest Rate Risk	●	Variable Rate Demand Note (VRDN) Risk

●	Liquidity Risk

Retail Tax Free Obligations Fund

●	Credit Risk	●	Municipal Security Risk

●	Cybersecurity Risk	●	Redemption Risk

●	Income Risk	●	Regulatory Risk

●	Interest Rate Risk	●	Tax Risk

●	Liquidity Risk	●	Variable Rate Demand Note (VRDN) and

●	Market Risk	Tender Option Bond (TOB) Risk

Treasury Obligations Fund
●	Credit Risk	●	Market Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Repurchase Agreement Risk
●	Liquidity Risk

U.S. Treasury Money Market Fund
●	Credit Risk	●	Liquidity Risk
●	Cybersecurity Risk	●	Market Risk
●	Income Risk	●	Redemption Risk
●	Interest Rate Risk	●	Regulatory Risk

34	Prospectus – First American Money Market Funds Class V Shares

More about the Funds

Description of Principal Investment Risks

Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of Institutional Prime Obligations Fund’s and Retail Prime Obligations Fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

Cybersecurity failures or breaches by the funds’ affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the adviser has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Foreign Security Risk. The foreign securities in which Institutional Prime Obligations Fund and Retail Prime Obligations Fund may invest, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt

35	Prospectus – First American Money Market Funds Class V Shares

More about the Funds

Description of Principal Investment Risks continued

markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates. Because Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund invest solely in U.S. government securities, U.S. Treasury obligations, or repurchase agreements secured by those securities, these funds may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns or a stable net asset value of $1.00 per share, as applicable.

Many financial instruments use or may use a floating rate which historically had been based on the London Interbank Offered Rate (“LIBOR”), which was the offered rate for short-term Eurodollar deposits between major international banks. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies and the transition to new reference rates continues. Markets in these new rates are developing, but questions around liquidity and how to appropriately mitigate any economic value transfer at the time of transition remain a concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security or, additionally for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, because a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The fund's ability to achieve its investment objective may be impacted by one or more such events, and the securities in which the fund invests may underperform in comparison to other securities or asset classes due to a number of factors. These factors may include, but are not limited to, inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market and/or financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events or actions taken by governmental or quasi-governmental authorities in response to any of the foregoing or other factors or events. In addition, the value of the Fund's investments

36	Prospectus – First American Money Market Funds Class V Shares

More about the Funds

Description of Principal Investment Risks continued

may be negatively affected by the occurrence of geopolitical events such as war, terrorism, environmental disasters, natural disasters or events, cybersecurity events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such events. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund's investments may be negatively affected by developments in other countries and regions.

In addition, controversy or uncertainty regarding the U.S. federal debt ceiling and the threat or occurrence of government shutdowns in the United States may adversely affect investor confidence, market liquidity and volatility, interest rates and the prices of U.S. Treasury and other securities. Failure to adjust the statutory debt limit could result in a default on payments on certain U.S. government securities. Legislative or regulatory actions (or inaction) affecting the U.S. government, its agencies or government-sponsored entities, or a decline in their creditworthiness, may adversely affect a fund's investments and operations.

Municipal Security Risk. The value of municipal securities owned by Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, a discretionary liquidity fee may be assessed and, additionally for Institutional Prime Obligations Fund, a mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

Regulatory Risk. Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the funds’ operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults on its obligation to repurchase securities from Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund or Treasury Obligations Fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchased price.

For Institutional Prime Obligations Fund and Retail Prime Obligations Fund, securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and noninvestment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

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More about the Funds

Description of Principal Investment Risks continued

Tax Risk. In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by Institutional Prime Obligations Fund, Retail Prime Obligations Fund or Retail Tax Free Obligations Fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk. Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option. While the funds invest only in VRDNs and TOBs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Disclosure of Portfolio Holdings

Information concerning the funds’ portfolio holdings as of the last business day of each month, as well as their weighted average maturity and weighted average life, is available on the funds’ website (www.firstamericanfunds.com) under “Portfolio Holdings.” This information is typically available five business days after the end of each month and remains posted on the website for at least six months thereafter. Each fund’s portfolio holdings are also posted on this same page on a weekly basis, typically on the first business day of the week. This weekly information generally reflects holdings as of the previous Thursday and remains posted on the website until the next publication date.

On each business day, each fund will post its levels of daily and weekly liquid assets and information on net inflows/outflows on the fund’s web page under “Our Money Market Funds.” This information is typically as of the end of the preceding business day and remains posted on the website until the next publication date. This information is also included for typically a six-month rolling period in the enhanced disclosure report found on this same page.

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

38	Prospectus – First American Money Market Funds Class V Shares

Fund Management

Investment Adviser

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, which may include corporations, foundations, pensions, and retirement plans. As of September 30, 2025, U.S. Bancorp Asset Management had more than $402 billion in assets under management. As investment adviser, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of trustees.

Each fund pays the investment adviser a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment adviser, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee as a % of average daily net assets
Government Obligations Fund	0.10%
Institutional Prime Obligations Fund	0.10%
Retail Prime Obligations Fund	0.10%
Retail Tax Free Obligations Fund	0.08%
Treasury Obligations Fund	0.10%
U.S. Treasury Money Market Fund	0.10%

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses of a fund to the extent necessary to avoid a negative yield, or a yield below a specified level, which may vary from time to time in U.S. Bancorp Asset Management’s sole discretion. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement will be included in the shareholder report that covers the period in which the funds commence operations.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American money market funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds’ investment adviser. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class V shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion

39	Prospectus – First American Money Market Funds Class V Shares

Fund Management

Investment Adviser continued

of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

Custody Services. U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the funds up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion.

Shareholder Servicing Fees. Each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.10% of its average daily net assets attributable to Class V shares for providing or arranging for the provision of shareholder services to the holders of its Class V shares.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation and Services. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or adviser as described below under “Shareholder Information — Additional Payments to Institutions.”

In addition to the above services, upon request, U.S. Bancorp Asset Management or its affiliates may provide certain other services to shareholders at no extra charge, including servicing multiple accounts, providing detailed account information, or assisting with the specialized accounting and recordkeeping required under the Internal Revenue Code arbitrage rebate provisions that apply to the earnings on proceeds of tax-exempt bonds. Additional services or reporting may be available for a fee.

Portfolio Managers

The funds are managed by a team of persons who are employed by U.S. Bancorp Asset Management.

40	Prospectus – First American Money Market Funds Class V Shares

Shareholder Information

Shareholder Eligibility

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are “retail” money market funds as defined under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As retail money market funds, shareholders must be “natural persons.” Natural persons are permitted to invest in the Retail Prime Obligations Fund and Retail Tax Free Obligations Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example: (1) participant-directed defined contribution plans; (2) individual retirement accounts; (3) simplified employee pension arrangements; (4) SIMPLE retirement accounts; (5) custodial accounts; (6) deferred compensation plans for government or tax-exempt organization employees; (7) Archer medical savings accounts; (8) college savings plans; (9) health savings account plans; (10) ordinary trusts and estates of natural persons; or (11) certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in the Retail Prime Obligations Fund or Retail Tax Free Obligations Fund, you must furnish to the fund, or your financial intermediary, if any, an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the fund. The fund will refuse to open an account or require a financial intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).

Pricing of Fund Shares

Each Fund other than Institutional Prime Obligations Fund

Each fund other than Institutional Prime Obligations Fund utilizes the amortized cost method of valuation to transact at a $1.00 share price. A fund’s net asset value (NAV) is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s NAV is normally expected to be $1 per share.

The NAV per share of each share class of a fund is calculated at the times listed below under “Calculating Net Asset Value.” If a purchase order is received on a business day by the deadline listed below under “Calculating Net Asset Value” and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after the deadline specified above, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by a fund by the close of the Federal Reserve wire transfer system that same day, your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, the transfer agent, or the fund’s custodian.

41	Prospectus – First American Money Market Funds Class V Shares

Shareholder Information

Pricing of Fund Shares continued

Redemption proceeds to be paid by wire will normally be paid to the domestic bank account designated in the current records of the fund's transfer agent on the same day of the redemption order if the redemption order is accepted in proper form by the transfer agent or a financial intermediary that has been authorized to accept orders on behalf of the fund, as described herein, by the deadline listed below under “Calculating Net Asset Value.” Redemption proceeds will normally be paid by the close of the Federal Reserve wire system (normally, 5:00 p.m. Central time). You will not earn a dividend on the day a redemption order is accepted.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See “Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing1 To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Institutional Prime Obligations Fund

Institutional Prime Obligations Fund prices and transacts in its shares at a floating NAV, rounded to the fourth decimal place (i.e., $1.0000). The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the adviser believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the adviser believes that it approximates market value.

The NAV per share of each share class of the fund is calculated at 2:00 p.m. Central time (“NAV calculation time”) on each business day that the fund is open. If a purchase order is received on a business day by 2:00 p.m. Central time and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after 2:00 p.m. Central time, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by 2:00 p.m. Central time but an anticipated wire payment is not received by the fund by the close of the Federal Reserve wire transfer system that same day (normally, 5:00 p.m. Central time), your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, or by the fund’s transfer agent or custodian.

Redemption proceeds to be paid by wire will normally be paid to the domestic bank account designated in the current records of the fund’s transfer agent on the same day of the redemption order if the redemption order is accepted in proper form by the transfer agent by one of the NAV calculation times listed above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire system (normally, 5:00 p.m. Central time). You will not earn a dividend on the day a redemption order is accepted.

42	Prospectus – First American Money Market Funds Class V Shares

Shareholder Information

Pricing of Fund Shares continued

Your purchase or redemption price will be based on the NAV per share next calculated after your order is received by the fund or a financial intermediary that has been authorized to accept orders on behalf of a fund, as described herein, in proper form. Purchase and redemption orders received after an NAV calculation time specified above, including an Early Close (as such term is defined under “Other Pricing Information” below), will be processed at the next NAV calculation time.

Other Pricing Information

You may purchase or redeem shares of the funds on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. A fund may close when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early (an “Early Close”), a fund may also close trading early.

Share Classes

The funds issue their shares in multiple classes. This prospectus offers Class V shares.

Class V shares are offered at NAV, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.10%.

Class V shares are only available through financial intermediaries authorized to offer Class V share that act in a fiduciary, agency, custodial or other service capacity or offer Class V shares on their investment platforms or portals.

A financial intermediary may require a minimum initial and/or additional investment amount. Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

Shareholder Servicing Plan

Each fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Class V shares. Under this plan and agreement, each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.10% of average daily Class V share net assets for providing or arranging for the provision of shareholder services to the holders of Class V shares. No distribution-related services are provided under this plan and agreement.

43	Prospectus – First American Money Market Funds Class V Shares

Shareholder Information

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website. Your purchase or redemption price for Class V shares is the fund’s next determined net asset value after the fund, or its designated agent, receives your order in proper form. To understand how the funds calculate their net asset value, see “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of fund shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

You may purchase or redeem Class V shares of the funds through your financial intermediary. Additional information on purchasing or redeeming shares through your financial intermediary can be found below under “Transactions through Financial Intermediaries.”

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

The funds reserve the right to reject any purchase order and to close a shareholder’s account at any time.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Funding of Redemptions. Under normal circumstances, each fund expects to meet redemption requests either by using cash it holds in its portfolio or by selling portfolio securities to generate cash. Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., “redemptions in-kind”), if the amount redeemed is large enough to affect fund operations or the redemption request is made during stressed market conditions. See “Redemptions In-Kind” below for further information.

44	Prospectus – First American Money Market Funds Class V Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

Suspension or Postponement of Redemptions. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

●	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;

●	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

●	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

●	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, for each fund other than Institutional Prime Obligations Fund, in the unlikely event that the funds’ board of trustees were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

Purchases In-Kind. Generally, all purchases will be in cash. However, the funds reserve the right to permit you to purchase shares through the exchange of other securities that you own if consistent with a fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your financial intermediary.

Redemptions In-Kind. Generally, all redemptions will be for cash. However, the funds reserve the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by a fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

45	Prospectus – First American Money Market Funds Class V Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAV per share as of the times specified in the table below on each business day that the funds are open, except that the NAV for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Treasury Obligations Funds is generally calculated at 1:00 p.m. Central time on days on which the bond markets have an “Early Close” (typically on the business day preceding a Federal holiday). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Deadline for orders to be
received in order to receive
the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Institutional Prime Obligations Fund	2:00 p.m. Central time
Retail Prime Obligations Fund	3:45 p.m. Central time
Retail Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	1:30 p.m. Central time

Frequent Trading of Fund Shares

The funds are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the funds and increase fund expenses. However, given the short-term nature of the funds’ investments and their use of the amortized cost method for calculating the NAV of fund shares, the funds do not anticipate that in the normal case frequent or short-term trading into and out of the funds will have significant adverse consequences for the funds and their shareholders. Accordingly, the funds’ board of trustees has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the funds’ shares.

Escheatment

If your account is held directly with the funds and is later deemed “abandoned” or “unclaimed” under state law, the funds may be required to “escheat” or transfer the assets in your account to the applicable state’s unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund’s transfer agent or distributor by mail or telephone, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund’s transfer agent and U.S. Bancorp Asset Management and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

46	Prospectus – First American Money Market Funds Class V Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares continued

Transactions through Financial Intermediaries and Timing of Orders

Each fund other than Institutional Prime Obligations Fund has authorized one or more financial intermediaries to accept purchase and redemption orders on the fund’s behalf. Financial intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of the funds’ adviser, that have entered into agreements with the funds’ distributor, adviser, and/or transfer agent. Such financial intermediaries may be authorized to designate other intermediaries to accept purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when such financial intermediary or, if applicable, such financial intermediary’s authorized designee, accepts the order. Such orders will be priced at the fund’s NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by a fund, a financial intermediary will be responsible for providing information with regard to the time that such order for purchase or redemption was received. Orders submitted through a financial intermediary that has not received such authorization to accept orders on the fund’s behalf will be priced at the fund’s NAV next calculated after the fund receives and accepts the order from the financial intermediary, which may not occur on the day you submitted the order to the financial intermediary. Since not all financial intermediaries have received such authorization, you may wish to contact your financial intermediary to determine if it has received such authorization.

Financial intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of Retail Prime Obligations Fund and Retail Tax Free Obligations Fund to natural persons and, upon request, provide satisfactory evidence that they have such policies, procedures and internal controls in place. In addition, a financial intermediary is required to involuntarily redeem its customers that do not satisfy the eligibility requirements as set forth above. The funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction is beneficially owned by natural persons, after providing advance notice.

For Institutional Prime Obligations Fund, financial intermediaries may transmit purchase and redemption orders to the fund’s transfer agent on your behalf. Financial intermediaries are not permitted to serve as the fund’s agent for the receipt of purchase and redemption orders. The fund will be deemed to have received a purchase or redemption order once the order is accepted in proper form by the fund’s transfer agent, which may not occur on the day you submitted the order to your financial intermediary. Your purchase or redemption order will be priced at the fund’s current NAV next determined after it is accepted by the fund’s transfer agent. Financial intermediaries are not able to buy and sell shares of the fund through the National Securities Clearing Corporation. The fund, the adviser and their affiliates will not be responsible for any loss for orders that are not transmitted to the transfer agent by financial intermediaries on a timely basis.

Liquidity Fees

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, under authority delegated to the adviser by the funds’ board of trustees, the adviser is permitted to impose a discretionary liquidity fee on redemptions (up to

47	Prospectus – First American Money Market Funds Class V Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares continued

2%) if it determines it is in the best interests of the fund to impose a liquidity fee. A discretionary liquidity fee may be imposed as early as the same day on which the adviser determines to impose such fee and may occur before the end of the business day. Such fees may be terminated at any time in the discretion of the adviser. The adviser generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress.

Pursuant to Rule 2a-7, Institutional Prime Obligations Fund is required to impose a mandatory liquidity fee if the fund experiences daily net redemptions that exceed 5% of net assets based on net redemption information available within a reasonable period after the last computation of the fund’s net asset value on a particular day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data available, of the costs the fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the board or its delegate, the fund must impose a default liquidity fee of 1% of the value of shares redeemed. The fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed. Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means. The imposition of a liquidity fee will also be reported by the fund to the SEC on Form N-MFP.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

48	Prospectus – First American Money Market Funds Class V Shares

Shareholder Information

Dividends and Distributions

Each fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from a fund’s net investment income are declared daily and paid monthly. A fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. A fund may also make additional distributions for tax purposes if necessary.

If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800-677- 3863. You may change your election by writing or calling the transfer agent at least five days prior to the record date of the next distribution. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the funds will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

Retail Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of investing in municipal securities subject to the alternative minimum tax, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

Because Institutional Prime Obligations Fund is subject to a floating NAV, a sale of shares of that fund may result in a capital gain or loss for you. When you sell your shares of that fund, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of fund shares, you will determine your gain or loss based on the change in the aggregate value of your fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting

49	Prospectus – First American Money Market Funds Class V Shares

Shareholder Information

Taxes continued

net capital gain or loss will be treated as short-term capital gain or loss. If you choose not to adopt a simplified “NAV method” of accounting, any such capital gain or loss is long-term or short-term depending on whether your holding period in the shares sold exceeds one year. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on fund shares.

Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

Additional Payments to Institutions

The adviser and/or the distributor may pay additional compensation to participating institutions (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the adviser and/or distributor.

The adviser and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds through their employee benefit or retirement plan.

You can ask your institution for information about any payments it receives from the adviser and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the adviser and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

The funds' annual and semi-annual shareholder reports and Form N-CSR include additional information about each fund’s investments and performance. The Form N-CSR is on file with the SEC and includes each fund’s consolidated financial statements and, on an annual basis, the report of the independent registered public accounting firm. The reports are made available on firstamericanfunds.com.

50	Prospectus – First American Money Market Funds Class V Shares

Shareholder Information

Staying Informed continued

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit any mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800-677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.

51	Prospectus – First American Money Market Funds Class V Shares

Financial Highlights

This information is intended to help you understand the fund's and the Predecessor Fund's financial performance for the periods shown. Some of this information reflects the financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that a shareholder would have earned or lost on an investment in the fund or the Predecessor Fund (assuming reinvestment of all dividends and/or distributions). As a result of the Reorganization that occurred on December 22, 2023, the Financial Highlights information presented for the fund includes the financial history of the Predecessor Fund. The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Form N-CSR, which is available upon request.

52	Prospectus – First American Money Market Funds Class V Shares

Financial Highlights

Government Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.043	0.051	0.041	0.004	0.000 [1]
Distributions (from net investment income)	(0.043)	(0.051)	(0.041)	(0.004)	(0.000)[1]
Distributions (from net realized gains on investments)	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.34%	5.22%	4.12%	0.38%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$5,007,993	$3,965,846	$2,855,341	$2,028,529	$2,137,992
Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.30%	0.16%	0.09%
Ratio of Net Investment Income to Average Net Assets	4.23%	5.09%	4.13%	0.33%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.30%	0.30%	0.30%	0.30%	0.32%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

53	Prospectus – First American Money Market Funds Class V Shares

Financial Highlights

Institutional Prime Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$0.9999	$1.0001	$1.0000	$1.0001	$1.0003
Net Investment Income	0.0433	0.0519	0.0425	0.0045	0.0001
Distributions (from net investment income)	(0.0433)	(0.0519)	(0.0425)	(0.0045)	(0.0001)
Realized and Unrealized Gain (Losses) on Investments	0.0001	(0.0002)	0.0001	(0.0001)	(0.0002)
Distributions (from net realized gains on investments)	—	(0.0000)[1]	—	—	—
Net Asset Value, End of Period	$1.0000	$0.9999	$1.0001	$1.0000	$1.0001
Total Return[2]	4.43%	5.29%	4.36%	0.44%	(0.01)%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$63,209	$66,276	$82,178	$51,313	$45,873
Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.30%	0.22%	0.16%
Ratio of Net Investment Income to Average Net Assets	4.32%	5.19%	4.34%	0.50%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.34%	0.34%	0.34%	0.34%	0.36%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

54	Prospectus – First American Money Market Funds Class V Shares

Financial Highlights

Retail Prime Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.043	0.052	0.043	0.005	0.000 [1]
Distributions (from net investment income)	(0.043)	(0.052)	(0.043)	(0.005)	(0.000)[1]
Distributions (from net realized gains on investments)	—	—	—	(0.000) [1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.43%	5.36%	4.35%	0.46%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$863	$1,159	$234	$24,518	$20,320
Ratio of Expenses to Average Net Assets	0.30%	0.29%	0.30%	0.21%	0.19%
Ratio of Net Investment Income to Average Net Assets	4.37%	5.09%	3.97%	0.48%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.31%	0.31%	0.32%	0.32%	0.34%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

55	Prospectus – First American Money Market Funds Class V Shares

Financial Highlights

Retail Tax Free Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.026	0.032	0.026	0.002	0.000 [1]
Distributions (from net investment income)	(0.026)	(0.032)	(0.026)	(0.002)	(0.000)[1]
Distributions (from net realized gains on investments)	—	(0.000)[1]	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.68%	3.27%	2.58%	0.25%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$28	$27	$9,303	$4,417	$34,332
Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.30%	0.15%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.49%	3.11%	2.45%	0.18%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.41%	0.42%	0.41%	0.38%	0.40%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

56	Prospectus – First American Money Market Funds Class V Shares

Financial Highlights

Treasury Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.042	0.051	0.041	0.004	0.000 [1]
Distributions (from net investment income)	(0.042)	(0.051)	(0.041)	(0.004)	(0.000)[1]
Distributions (from net realized gains on investments)	—	(0.000)[1]	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.32%	5.21%	4.20%	0.40%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,352,878	$1,522,548	$1,040,844	$615,390	$636,668
Ratio of Expenses to Average Net Assets	0.29%	0.30%	0.30%	0.17%	0.09%
Ratio of Net Investment Income to Average Net Assets	4.25%	5.08%	4.28%	0.34%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.29%	0.30%	0.30%	0.30%	0.32%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

57	Prospectus – First American Money Market Funds Class V Shares

Financial Highlights

U.S. Treasury Money Market Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.042	0.051	0.040	0.003	—
Distributions (from net investment income)	(0.042)	(0.051)	(0.040)	(0.003)	—
Distributions (from net realized gains on investments)	—	—	—	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.30%	5.21%	4.06%	0.32%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$328,496	$408,786	$270,658	$115,480	$130,210
Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.30%	0.17%	0.09%
Ratio of Net Investment Income to Average Net Assets	4.21%	5.09%	4.20%	0.29%	0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.31%	0.31%	0.31%	0.31%	0.33%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

58	Prospectus – First American Money Market Funds Class V Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

●	Information about your identity, such as your name, address, and social security number.

●	Information about your transactions with us.

●	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

●	Know who you are and prevent unauthorized access to your information.

●	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their adviser, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the
First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

800 Nicollet Mall, BC-MN-17TR

Minneapolis, MN 55402

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds' investments is available in the funds’ annual and semi-annual reports to shareholders and in Form N-CSR. The funds’ Form N-CSR filings contain the funds’ annual and semi-annual financial statements.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800-677-3863 or by contacting the funds at the address above. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-23751	PROMMV 11/25

Class X Shares

FUND	TICKER SYMBOLS

Government Obligations Fund	FGXXX

Retail Prime Obligations Fund	FXRXX

Treasury Obligations Fund	FXFXX

U.S. Treasury Money Market Fund	FORXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Fund Summaries

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class X
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%
Less Fee Waivers[1]	(0.06)%
Net Expenses[1]	0.14%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class X
1 year	$ 14
3 years	$ 58
5 years	$107
10 years	$249

1	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

Government Obligations Fund continued

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased, and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

2	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

Government Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class X shares which was adopted by the Class X shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.33%
Worst Quarter:	Quarter ended March 31, 2022*	0.01%

*	Most recent quarter with this return during the period of the chart.

3	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

Government Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Since Inception
Government Obligations Fund	4/5/16	5.19%	2.41%	1.93%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.22%.

Investment Adviser

U.S. Bancorp Asset Management, Inc. (the “adviser”)

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 18 of the prospectus.

4	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

Retail Prime Obligations Fund

Investment Objective

Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class X
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Less Fee Waivers[1]	(0.08)%
Net Expenses[1]	0.14%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class X
1 year	$ 14
3 years	$ 63
5 years	$116
10 years	$272

5	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

Retail Prime Obligations Fund continued

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;
●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

6	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

Retail Prime Obligations Fund continued

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

7	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

Retail Prime Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class X shares which was adopted by the Class X shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.37%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%

*	Most recent quarter with this return during the period of the chart.

8	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

Retail Prime Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Since Inception
Retail Prime Obligations Fund	9/18/16	5.33%	2.53%	2.19%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.28%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 18 of the prospectus.

9	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class X
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.19%
Less Fee Waivers[1]	(0.05)%
Net Expenses[1]	0.14%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class X
1 year	$14
3 years	$56
5 years	$102
10 years	$238

10	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

Treasury Obligations Fund continued

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

11	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

Treasury Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class X shares which was adopted by the Class X shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.33%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%

*	Most recent quarter with this return during the period of the chart.

12	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

Treasury Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Since Inception
Treasury Obligations Fund	4/5/16	5.17%	2.42%	1.93%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.21%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 18 of the prospectus.

13	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

U.S. Treasury Money Market Fund

Investment Objective

U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	Class X
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.05)%
Net Expenses[1]	0.16%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.16%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class X
1 year	$ 16
3 years	$ 63
5 years	$113
10 years	$263

14	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

15	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund's performance. Because Class X Shares have not been in operation for a full calendar year as of the date of this prospectus, performance is shown for Class A Shares of the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. Performance for Class X shares will be provided after such shares have one full calendar year of performance.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.18%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

16	Prospectus – First American Money Market Funds Class X Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
U.S. Treasury Money Market Fund - Class A	10/25/04	4.55%	1.99%	1.27%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 2.71%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 18 of the prospectus.

17	Prospectus – First American Money Market Funds Class X Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem Class X shares of the funds through your financial intermediary. If you have an account directly with the funds, you can purchase or redeem shares by contacting Investor Services at 800-677-3863.

Class X shares are available for purchase or redemption by the following:

●	corporations, private banks and trust companies, endowments and foundations, defined contribution, defined benefit and other employer-sponsored plans, bank trusts, 529 college savings plans, family offices, institutional retirement plan platforms, insurance companies, registered investment companies and pooled investment vehicles where each such investor makes a minimum initial investment of $50 million or greater in the fund;
●	direct beneficial owners that make an initial investment of $50 million or greater in the fund;
●	beneficial owners (disclosed at the transfer agent level) that make an initial investment of $50 million or greater in the fund through financial intermediaries authorized to offer Class X shares on their investment platforms or portals;
●	securities lending clients of U.S. Bank National Association;
●	clients of U.S. Bank Wealth Management; and
●	certain beneficial owners and related accounts as detailed in the fund’s SAI.

Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

The funds reserve the right to waive or lower purchase minimums under certain circumstances. Additionally, the funds reserve the right to reject any purchase order and to close a shareholder’s account at any time. Investments in Retail Prime Obligations Fund are limited to accounts beneficially owned by natural persons.

Tax Information

Any dividends you receive from the funds are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18	Prospectus – First American Money Market Funds Class X Shares

More about the Funds

Investment Objectives

The investment objective of each fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. Each fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that any fund will achieve its objective.

Principal Investment Strategies

The funds’ principal investment strategies are discussed below. These are the strategies that the funds’ investment adviser believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800-677-3863.

Principal Investment Strategies Applicable to Each Fund

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for each fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the funds may hold all or a significant portion of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the funds from meeting their investment objectives.

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More about the Funds

Principal Investment Strategies continued

Government Obligations Fund

Government Obligations Fund pursues its objective by investing exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. The fund will provide shareholders with at least 60 days advance notice before changing this policy. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Retail Prime Obligations Fund

Retail Prime Obligations Fund pursues its objective by investing in high-quality short-term debt obligations, including:

●	commercial paper;
●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

20	Prospectus – First American Money Market Funds Class X Shares

More about the Funds

Principal Investment Strategies continued

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Treasury Obligations Fund

Under normal market conditions, Treasury Obligations Fund pursues its objective by investing exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

U.S. Treasury Money Market Fund

U.S. Treasury Money Market Fund pursues its objective by investing exclusively in direct obligations of the U.S. Treasury. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Other Investment Strategies

Other Money Market Funds

Each fund may invest in other money market funds that invest in the same types of securities as the respective fund, as a non-principal investment strategy, including the other money market funds advised by the funds’ investment adviser. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment adviser, the investment adviser reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment adviser. If the fund invests in money market funds advised by another investment adviser, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Potential Negative Interest Rates

In the event that a fund has a negative gross yield as a result of negative interest rates (a “negative interest rate event”), it may be challenging or impossible to maintain a stable net asset value (NAV) of $1.00 per share. However, regulations that govern the operation of money

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More about the Funds

Other Investment Strategies continued

market funds permit a fund, if experiencing a negative interest rate event, to seek to continue to provide a stable NAV of $1.00 per share by using a reverse distribution mechanism (RDM) which reduces the number of shares in proportion to that fund's negative income. Shares may continue to have a NAV of $1.00 per share, but each shareholder would have fewer shares. A fund will use an RDM to cancel shares held by shareholders only if the fund's board of trustees determines that using an RDM is in the best interests of the fund and its shareholders.

If a fund chooses to use an RDM to cancel fund shares, the fund’s per-share NAV may remain stable, but shareholders will lose money as a result of the fund’s negative gross yield. In the event that shares are canceled, tax treatment of distributions and shareholder basis is uncertain. You should consult with your tax advisor to determine whether you will experience any negative tax consequences as a result of a fund’s use of an RDM. Account statements will include disclosure regarding share cancellations if an RDM is used.

Principal Investment Risks

The principal risks of investing in each fund are identified and further discussed below.

Government Obligations Fund

●	Credit Risk	●	Market Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Repurchase Agreement Risk
●	Liquidity Risk

Retail Prime Obligations Fund

●	Banking Industry Risk	●	Market Risk
●	Credit Risk	●	Municipal Security Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Foreign Security Risk	●	Regulatory Risk
●	Income Risk	●	Repurchase Agreement Risk
●	Interest Rate Risk	●	Variable Rate Demand Note (VRDN) Risk
●	Liquidity Risk

Treasury Obligations Fund

●	Credit Risk	●	Market Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Repurchase Agreement Risk
●	Liquidity Risk

U.S. Treasury Money Market Fund

●	Credit Risk	●	Liquidity Risk
●	Cybersecurity Risk	●	Market Risk
●	Income Risk	●	Redemption Risk
●	Interest Rate Risk	●	Regulatory Risk

22	Prospectus – First American Money Market Funds Class X Shares

More about the Funds

Description of Principal Investment Risks

Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of Retail Prime Obligations Fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

Cybersecurity failures or breaches by the funds’ affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the adviser has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Foreign Security Risk. The foreign securities in which Retail Prime Obligations Fund may invest, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a

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More about the Funds

Description of Principal Investment Risks continued

country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates. Because Government Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund invest solely in U.S. government securities and U.S. Treasury obligations, or repurchase agreements secured by those securities, these funds may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns or a stable net asset value of $1.00 per share, as applicable.

Many financial instruments use or may use a floating rate which historically had been based on the London Interbank Offered Rate (“LIBOR”), which was the offered rate for short-term Eurodollar deposits between major international banks. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies and the transition to new reference rates continues. Markets in these new rates are developing, but questions around liquidity and how to appropriately mitigate any economic value transfer at the time of transition remain a concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security or, additionally for Retail Prime Obligations Fund, because a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The fund's ability to achieve its investment objective may be impacted by one or more such events, and the securities in which the fund invests may underperform in comparison to other securities or asset classes due to a number of factors. These factors may include, but are not limited to, inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market and/or financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events or actions taken by governmental or quasi-governmental authorities in response to any of the foregoing or other factors or events. In addition, the value of the Fund's investments may be negatively affected by the occurrence of geopolitical events such as war, terrorism, environmental disasters, natural disasters or events, cybersecurity events, country instability,

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More about the Funds

Description of Principal Investment Risks continued

and infectious disease epidemics or pandemics or the threat or potential of one or more such events. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund's investments may be negatively affected by developments in other countries and regions.

In addition, controversy or uncertainty regarding the U.S. federal debt ceiling and the threat or occurrence of government shutdowns in the United States may adversely affect investor confidence, market liquidity and volatility, interest rates and the prices of U.S. Treasury and other securities. Failure to adjust the statutory debt limit could result in a default on payments on certain U.S. government securities. Legislative or regulatory actions (or inaction) affecting the U.S. government, its agencies or government-sponsored entities, or a decline in their creditworthiness, may adversely affect a fund's investments and operations.

Municipal Security Risk. The value of municipal securities owned by Retail Prime Obligations Fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. With respect to Retail Prime Obligations Fund, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Regulatory Risk. Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the funds’ operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults on its obligation to repurchase securities from Government Obligations Fund, Retail Prime Obligations Fund or Treasury Obligations Fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchased price.

For Retail Prime Obligations Fund, securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk. Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

25	Prospectus – First American Money Market Funds Class X Shares

More about the Funds

Disclosure of Portfolio Holdings

Information concerning the funds' portfolio holdings as of the last business day of each month, as well as their weighted average maturity and weighted average life, is available on the funds' website (www.firstamericanfunds.com) under “Portfolio Holdings.” This information is typically available five business days after the end of each month and remains posted on the website for at least six months thereafter. Each fund’s portfolio holdings are also posted on this same page on a weekly basis, typically on the first business day of the week. This weekly information

Disclosure of Portfolio Holdings continued

generally reflects holdings as of the previous Thursday and remains posted on the website until the next publication date.

On each business day, each fund will post its levels of daily and weekly liquid assets and information on net inflows/outflows on the fund’s web page under “Our Money Market Funds.” This information is typically as of the end of the preceding business day and remains posted on the website until the next publication date. This information is also included for typically a six-month rolling period in the enhanced disclosure report found on this same page.

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

26	Prospectus – First American Money Market Funds Class X Shares

Fund Management

Investment Adviser

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, which may include corporations, foundations, pensions, and retirement plans. As of September 30, 2025, U.S. Bancorp Asset Management had more than $402 billion in assets under management. As investment adviser, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of trustees.

Each fund pays the investment adviser a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment adviser, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee as a % of average daily net assets
Government Obligations Fund	0.10%
Retail Prime Obligations Fund	0.10%
Treasury Obligations Fund	0.10%
U.S. Treasury Money Market Fund	0.10%

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses of a fund to the extent necessary to avoid a negative yield, or a yield below a specified level, which may vary from time to time in U.S. Bancorp Asset Management’s sole discretion. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the funds' investment advisory agreement will be included in the shareholder report that covers the period in which the funds commence operations.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American money market funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds’ investment adviser. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class X shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

27	Prospectus – First American Money Market Funds Class X Shares

Fund Management

Investment Adviser continued

Custody Services. U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the funds up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation and Services. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or adviser as described below under “Shareholder Information — Additional Payments to Institutions.”

In addition to the above services, upon request, U.S. Bancorp Asset Management or its affiliates may provide certain other services to shareholders at no extra charge, including servicing multiple accounts, providing detailed account information, or assisting with the specialized accounting and recordkeeping required under the Internal Revenue Code arbitrage rebate provisions that apply to the earnings on proceeds of tax-exempt bonds. Additional services or reporting may be available for a fee.

Portfolio Managers

The funds are managed by a team of persons who are employed by U.S. Bancorp Asset Management.

28	Prospectus – First American Money Market Funds Class X Shares

Shareholder Information

Shareholder Eligibility

Retail Prime Obligations Fund is a “retail” money market fund as defined under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a retail money market fund, shareholders must be “natural persons.” Natural persons are permitted to invest in the Retail Prime Obligations Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example: (1) participant-directed defined contribution plans; (2) individual retirement accounts; (3) simplified employee pension arrangements; (4) SIMPLE retirement accounts; (5) custodial accounts; (6) deferred compensation plans for government or tax-exempt organization employees; (7) Archer medical savings accounts; (8) college savings plans; (9) health savings account plans; (10) ordinary trusts and estates of natural persons; or (11) certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in the Retail Prime Obligations Fund, you must furnish to the fund, or your financial intermediary, if any, an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the fund. The fund will refuse to open an account or require a financial intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).

Pricing of Fund Shares

The funds utilize the amortized cost method of valuation to transact at a $1.00 share price. A fund’s net asset value (NAV) is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s NAV is normally expected to be $1 per share.

The NAV per share of each share class of a fund is calculated at the times listed below under “Calculating Net Asset Value.” If a purchase order is received on a business day by the deadline listed below under “Calculating Net Asset Value” and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by a fund by the close of the Federal Reserve wire transfer system that same day, your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, the transfer agent, or the fund’s custodian.

Redemption proceeds to be paid by wire will normally be paid to the domestic bank account designated in the current records of the fund’s transfer agent on the same day of the redemption order if the redemption order is accepted in proper form by the transfer agent or a financial intermediary that has been authorized to accept orders on behalf of the fund, as described herein, by the deadline listed below under “Calculating Net Asset Value.” Redemption

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Shareholder Information

Pricing of Fund Shares continued

proceeds will normally be paid by the close of the Federal Reserve wire system (normally, 5:00 p.m. Central time). You will not earn a dividend on the day a redemption order is accepted.

You may purchase or redeem shares of the funds on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. A fund may close when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early (an “Early Close”), a fund may also close trading early.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the funds or in proper form prior to the time the fund calculates its NAV. See “Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Share Classes

The funds issue their shares in multiple classes. This prospectus offers Class X shares.

Class X shares are offered at NAV, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Class X shares are available for purchase or redemption by the following:

●	corporations, private banks and trust companies, endowments and foundations, defined contribution, defined benefit and other employer-sponsored plans, bank trusts, 529 college savings plans, family offices, institutional retirement plan platforms, insurance companies, registered investment companies and pooled investment vehicles where each such investor makes a minimum initial investment of $50 million or greater in the fund;
●	direct beneficial owners that make an initial investment of $50 million or greater in the fund;
●	beneficial owners (disclosed at the transfer agent level) that make an initial investment of $50 million or greater in the fund through financial intermediaries authorized to offer Class X shares on their investment platforms or portals;
●	securities lending clients of U.S. Bank National Association;
●	clients of U.S. Bank Wealth Management; and
●	certain beneficial owners and related accounts as detailed in the fund’s SAI.

Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

30	Prospectus – First American Money Market Funds Class X Shares

Shareholder Information

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website.

Your purchase or redemption price for Class X shares is the fund’s next determined net asset value after the fund, or its designated agent, receives your order in proper form. To understand how the funds calculate their net asset value, see “Additional Information on Purchasing and Redeeming Funds Shares — Calculating Net Asset Value” below.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of fund shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

You may purchase or redeem Class X shares of the funds through your financial intermediary or by contacting the funds. Additional information on purchasing or redeeming shares through your financial intermediary can be found below under “Transactions through Financial Intermediaries.”

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

The funds reserve the right to waive or lower purchase minimums under certain circumstances. Additionally, the funds reserve the right to reject any purchase order and to close a shareholder’s account at any time.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Funding of Redemptions. Under normal circumstances, each fund expects to meet redemption requests either by using cash it holds in its portfolio or by selling portfolio securities to generate cash. Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., “redemptions in-kind”), if the amount redeemed is large enough to affect fund operations or the redemption request is made during stressed market conditions. See “Redemptions In-Kind” below for further information.

31	Prospectus – First American Money Market Funds Class X Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

Suspension or Postponement of Redemptions. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

●	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;
●	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);
●	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or
●	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of trustees were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

Purchases In-Kind. Generally, all purchases will be in cash. However, the funds reserve the right to permit you to purchase shares through the exchange of other securities that you own if consistent with a fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your financial intermediary or Investor Services at 800-677-3863.

Redemptions In-Kind. Generally, all redemptions will be for cash. However, the funds reserve the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by a fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

32	Prospectus – First American Money Market Funds Class X Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAV per share as of the times specified in the table below on each business day that the funds are open, except that the NAV for the funds is generally calculated at 1:00 p.m. Central time on days on which the bond markets have an “Early Close” (typically on the business day preceding a Federal holiday). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Deadline for orders to be
received in order to receive
the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Retail Prime Obligations Fund	3:45 p.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	1:30 p.m. Central time

Frequent Trading of Fund Shares

The funds are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the funds and increase fund expenses. However, given the short-term nature of the funds’ investments and their use of the amortized cost method for calculating the NAV of fund shares, the funds do not anticipate that in the normal case frequent or short-term trading into and out of the funds will have significant adverse consequences for the funds and their shareholders. Accordingly, the funds’ board of trustees has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the funds’ shares.

Escheatment

If your account is held directly with the funds and is later deemed “abandoned” or “unclaimed” under state law, the funds may be required to “escheat” or transfer the assets in your account to the applicable state’s unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund’s transfer agent or distributor by mail or telephone, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund’s transfer agent and U.S. Bancorp Asset Management and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Transactions through Financial Intermediaries and Timing of Orders

Each fund has authorized one or more financial intermediaries to accept purchase and redemption orders on the fund’s behalf. Financial intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of the funds’ adviser, that have entered into agreements with the funds’ distributor, adviser, and/or transfer agent. Such

33	Prospectus – First American Money Market Funds Class X Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares continued

financial intermediaries may be authorized to designate other intermediaries to accept purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when such financial intermediary or, if applicable, such financial intermediary’s authorized designee, accepts the order. Such orders will be priced at the fund’s NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by a fund, a financial intermediary will be responsible for providing information with regard to the time that such order for purchase or redemption was received. Orders submitted through a financial intermediary that has not received such authorization to accept orders on the fund’s behalf will be priced at the fund’s NAV next calculated after the fund receives and accepts the order from the financial intermediary, which may not occur on the day you submitted the order to the financial intermediary. Since not all financial intermediaries have received such authorization, you may wish to contact your financial intermediary to determine if it has received such authorization.

Financial intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of the Retail Prime Obligations Fund to natural persons and, upon request, provide satisfactory evidence that they have such policies, procedures and internal controls in place. In addition, a financial intermediary is required to involuntarily redeem its customers that do not satisfy the eligibility requirements as set forth above. The fund reserves the right to redeem shares in any account that it cannot confirm to its satisfaction is beneficially owned by natural persons, after providing advance notice.

Liquidity Fees

With respect to Retail Prime Obligations Fund, under authority delegated to the adviser by the funds’ board of trustees, the adviser is permitted to impose a liquidity fee on redemptions (up to 2%) if it determines it is in the best interests of the fund to impose a liquidity fee. A liquidity fee may be imposed as early as the same day on which the board determines to impose such fee and may occur before the end of the business day. Liquidity fees may be terminated at any time in the discretion of the adviser. The adviser generally expects that a liquidity fee would be imposed, if at all, during periods of extraordinary market stress.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed. Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be filed with the SEC on Form N-CR and will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means. The imposition of a liquidity fee will also be reported by the fund to the SEC on Form N-MFP.

34	Prospectus – First American Money Market Funds Class X Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares continued

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

Dividends and Distributions

Each fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from a fund’s net investment income are declared daily and paid monthly. A fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. A fund may also make additional distributions for tax purposes if necessary.

If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800-677- 3863. You may change your election by writing or calling the transfer agent at least five days prior to the record date of the next distribution. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the funds will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

35	Prospectus – First American Money Market Funds Class X Shares

Shareholder Information

Taxes continued

If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of fund shares as described above, you will determine your gain or loss based on the change in the aggregate value of your fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss will be treated as short-term capital gain or loss. If you choose not to adopt a simplified “NAV method” of accounting, any such capital gain or loss is long-term or short-term depending on whether your holding period in the shares sold exceeds one year. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on fund shares.

Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

Additional Payments to Institutions

The adviser and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the adviser and/or distributor.

The adviser and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds through their employee benefit or retirement plan.

You can ask your institution for information about any payments it receives from the adviser and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the adviser and/or the distributor in the funds’ SAI.

36	Prospectus – First American Money Market Funds Class X Shares

Shareholder Information

Staying Informed

Shareholder Reports

The funds' annual and semi-annual shareholder reports and Form N-CSR include additional information about each fund's investments and performance. The Form N-CSR is on file with the SEC and includes each fund's consolidated financial statements and, on an annual basis, the report of the independent registered public accounting firm. The reports are made available on firstamericanfunds.com.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit any mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800-677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.

37	Prospectus – First American Money Market Funds Class X Shares

Financial Highlights

This information is intended to help you understand the fund’s and the Predecessor Fund’s financial performance for the periods shown. The tables that follow present performance information about the Class X shares of Government Obligations Fund, Retail Prime Obligations Fund, and Treasury Obligations Fund, and performance information about Class X shares and Class A shares of U.S. Treasury Money Market Fund. The Class A shares are offered through another prospectus. Class X and Class A shares of these funds are invested in the same portfolio of securities; however Class X shares are expected to have lower operating expenses than Class A shares. Some of this information reflects the financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that a shareholder would have earned or lost on an investment in the fund or the Predecessor Fund (assuming reinvestment of all dividends and/or distributions). As a result of the Reorganization that occurred on December 22, 2023, the Financial Highlights information presented for the fund includes the financial history of the Predecessor Fund. The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the fund’s Form N-CSR, which is available upon request.

38	Prospectus – First American Money Market Funds Class X Shares

Financial Highlights

Government Obligations Fund

	Fiscal year ended August 31,
Class X Shares	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.044	0.053	0.042	0.005	0.000 [1]
Distributions (from net investment income)	(0.044)	(0.053)	(0.042)	(0.005)	(0.000)[1]
Distributions (from net realized gains on investments)	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.50%	5.38%	4.29%	0.46%	0.04%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$40,358,786	$30,609,048	$23,861,790	$26,411,134	$19,999,922
Ratio of Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.10%	0.09%
Ratio of Net Investment Income to Average Net Assets	4.39%	5.25%	4.14%	0.44%	0.04%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.20%	0.20%	0.20%	0.22%	0.33%

1 Rounds to zero

2 Total return would have been lowered had certain expenses not been waived.

39	Prospectus – First American Money Market Funds Class X Shares

Financial Highlights

Retail Prime Obligations Fund

	Fiscal year ended August 31,
Class X Shares	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.045	0.054	0.044	0.005	0.001
Distributions (from net investment income)	(0.045)	(0.054)	(0.044)	(0.005)	(0.001)
Distributions (from net realized gains on investments)	—	—	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.60%	5.53%	4.51%	0.53%	0.05%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,270,625	$2,011,702	$2,181,668	$7,724	$22,506
Ratio of Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	4.46%	5.39%	5.25%	0.31%	0.05%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.21%	0.22%	0.22%	0.23%	0.24%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

40	Prospectus – First American Money Market Funds Class X Shares

Financial Highlights

Treasury Obligations Fund

	Fiscal year ended August 31,
Class X Shares	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.044	0.052	0.043	0.005	0.000 [1]
Distributions (from net investment income)	(0.044)	(0.052)	(0.043)	(0.005)	(0.000)[1]
Distributions (from net realized gains on investments)	—	(0.000)[1]	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.49%	5.37%	4.36%	0.48%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$16,750,099	$15,259,289	$17,353,040	$8,609,415	$6,677,792
Ratio of Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.10%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.39%	5.25%	4.44%	0.54%	0.03%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.19%	0.20%	0.20%	0.20%	0.22%

1 Rounds to zero

2 Total return would have been lower had certain expenses not been waived.

41	Prospectus – First American Money Market Funds Class X Shares

Financial Highlights

U.S. Treasury Money Market Fund

	Fiscal year ended August 31,
Class A	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.038	0.046	0.035	0.002	—
Distributions (from net investment income)	(0.038)	(0.046)	(0.035)	(0.002)	—
Distributions (from net realized gains on investments)	—	—	—	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.83%	4.74%	3.59%	0.16%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$106,342	$55,905	$147,926	$32,752	$55,228
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.29%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.70%	4.64%	3.77%	0.13%	0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.75%	0.76%	0.76%	0.76%	0.79%

1 Rounds to zero

2 Total return would have been lower had certain expenses not been waived.

42	Prospectus – First American Money Market Funds Class X Shares

Financial Highlights

U.S. Treasury Money Market Fund

Class X	Fiscal year ended August 31,2025[1]
Per Share Data
Net Asset Value, Beginning of Period	$1.00
Net Investment Income	0.019
Distributions (from net investment income)	(0.019)
Distributions (from net realized gains on investments)	—
Net Asset Value, End of Period	$1.00
Total Return[2]	1.89%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,036,846
Ratio of Expenses to Average Net Assets	0.16%
Ratio of Net Investment Income to Average Net Assets	4.16%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.21%

1 Commenced operations on March 20, 2025. All ratios for the period have been annualized, except total returns.

2 Total return would have been lower had certain expenses not been waived.

43	Prospectus – First American Money Market Funds Class X Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

●	Information about your identity, such as your name, address, and social security number.

●	Information about your transactions with us.

●	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

●	Know who you are and prevent unauthorized access to your information.

●	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their adviser, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the
First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

800 Nicollet Mall, BC-MN-17TR

Minneapolis, MN 55402

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds' investments is available in the funds’ annual and semi-annual reports to shareholders and in Form N-CSR. The funds’ Form N-CSR filings contain the funds’ annual and semi-annual financial statements.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800-677-3863 or by contacting the funds at the address above. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-23751	PROMMX 11/25

Class Y Shares

FUND	TICKER SYMBOLS
Government Obligations Fund	FGVXX
Institutional Prime Obligations Fund	FAIXX
Retail Prime Obligations Fund	FYRXX
Retail Tax Free Obligations Fund	FFCXX
Treasury Obligations Fund	FOCXX
U.S. Treasury Money Market Fund	FOYXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Fund Summaries

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.10%
Total Annual Fund Operating Expenses	0.45%
Less Fee Waivers[1]	—
Net Expenses[1]	0.45%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$ 46
3 years	$144
5 years	$252
10 years	$567

1	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Government Obligations Fund continued

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

2	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Government Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.26%

Worst Quarter:	Quarter ended March 31, 2022*	0.01%

*	Most recent quarter with this return during the period of the chart.

3	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Government Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Government Obligations Fund	3/1/90	4.87%	2.20%	1.47%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 2.98%.

Investment Adviser

U.S. Bancorp Asset Management, Inc. (the “adviser”)

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

4	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Institutional Prime Obligations Fund

Investment Objective

Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.49%
Less Fee Waivers[1]	(0.04)%
Net Expenses[1]	0.45%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$ 46
3 years	$153
5 years	$270
10 years	$612

5	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Institutional Prime Obligations Fund continued

Principal Investment Strategies

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

•	non-convertible corporate debt securities;

•	securities issued by the U.S. government or one of its agencies or instrumentalities;

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

•	repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

6	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Institutional Prime Obligations Fund continued

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

7	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Institutional Prime Obligations Fund continued

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Institutional Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.30%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

8	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Institutional Prime Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Institutional Prime Obligations Fund[2]	3/1/90	4.97%	2.30%	1.59%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.01%.
[2]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

9	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Retail Prime Obligations Fund

Investment Objective

Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.46%
Less Fee Waivers[1]	(0.01)%
Net Expenses[1]	0.45%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$ 46
3 years	$147
5 years	$257
10 years	$578

10	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Retail Prime Obligations Fund continued

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

•	non-convertible corporate debt securities;

•	securities issued by the U.S. government or one of its agencies or instrumentalities;

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

•	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

11	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Retail Prime Obligations Fund continued

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

12	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Retail Prime Obligations Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.29%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Since Inception
Retail Prime Obligations Fund	7/18/16	5.00%	2.31%	1.90%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.04%.

13	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Retail Prime Obligations Fund continued

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

14	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Retail Tax Free Obligations Fund

Investment Objective

Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.21%
Total Annual Fund Operating Expenses	0.56%
Less Fee Waivers [1]	(0.11)%
Net Expenses[1]	0.45%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$ 46
3 years	$168
5 years	$302
10 years	$691

15	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Principal Investment Strategies

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

•	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

•	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

16	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institutional providing the fund with the credit and liquidity support for the put or tender option.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

17	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Retail Tax Free Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	0.82%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Retail Tax Free Obligations Fund[2]	1/9/95	2.99%	1.40%	0.95%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 1.75%.
[2]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.

18	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

19	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.10%
Total Annual Fund Operating Expenses	0.45%
Less Fee Waivers[1]	—
Net Expenses[1]	0.45%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$ 46
3 years	$144
5 years	$252
10 years	$567

20	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Treasury Obligations Fund continued

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

21	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Treasury Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.26%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

22	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

Treasury Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Treasury Obligations Fund	1/24/95	4.85%	2.21%	1.47%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 2.97%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

23	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

U.S. Treasury Money Market Fund

Investment Objective

U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.10%
Total Annual Fund Operating Expenses	0.45%
Less Fee Waivers[1]	—
Net Expenses[1]	0.45%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$ 46
3 years	$144
5 years	$252
10 years	$567

24	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

25	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.26%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

26	Prospectus – First American Money Market Funds Class Y Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
U.S. Treasury Money Market Fund	10/25/04	4.86%	2.17%	1.44%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 2.94%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

27	Prospectus – First American Money Market Funds Class Y Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem Class Y shares of the funds through your financial intermediary.

Class Y shares are only available to certain accounts for which a financial intermediary authorized to offer Class Y shares acts in a fiduciary, agency, custodial, or other service capacity, and through certain investment platforms or portals.

A financial intermediary may require a minimum initial and/or additional investment amount. Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

The funds reserve the right to reject any purchase order and to close a shareholder’s account at any time. Investments in Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are limited to accounts beneficially owned by natural persons.

Tax Information

For Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Retail Tax Free Obligations Fund intends to pay interest that is exempt from federal income tax, including the federal alternative minimum tax, although a portion of the fund’s distributions may not be tax-exempt.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28	Prospectus – First American Money Market Funds Class Y Shares

More about the Funds

Investment Objectives

The investment objective of each fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. Each fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that any fund will achieve its objective.

Principal Investment Strategies

The funds’ principal investment strategies are discussed below. These are the strategies that the funds’ investment adviser believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800-677-3863.

Principal Investment Strategies Applicable to Each Fund

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Retail Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for each fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the funds may hold all or a significant portion of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the funds from meeting their investment objectives.

29	Prospectus – First American Money Market Funds Class Y Shares

More about the Funds

Principal Investment Strategies continued

Government Obligations Fund

Government Obligations Fund pursues its objective by investing exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. The fund will provide shareholders with at least 60 days advance notice before changing this policy. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Institutional Prime Obligations Fund

Institutional Prime Obligations Fund pursues its objective by investing in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

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Principal Investment Strategies continued

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of trustees to continue to hold the security.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Retail Prime Obligations Fund

Retail Prime Obligations Fund pursues its objective by investing in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government

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Principal Investment Strategies continued

securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Retail Tax Free Obligations Fund

Under normal market conditions, Retail Tax Free Obligations Fund pursues its objective by investing at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and
●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Treasury Obligations Fund

Under normal market conditions, Treasury Obligations Fund pursues its objective by investing exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

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Principal Investment Strategies continued

U.S. Treasury Money Market Fund

U.S. Treasury Money Market Fund pursues its objective by investing exclusively in direct obligations of the U.S. Treasury. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Other Investment Strategies

Other Money Market Funds

Each fund may invest in other money market funds that invest in the same types of securities as the respective fund, as a non-principal investment strategy, including the other money market funds advised by the funds’ investment adviser. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment adviser, the investment adviser reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment adviser. If the fund invests in money market funds advised by another investment adviser, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Potential Negative Interest Rates

In the event that Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, or U.S. Treasury Money Market Fund has a negative gross yield as a result of negative interest rates (a “negative interest rate event”), it may be challenging or impossible to maintain a stable net asset value (NAV) of $1.00 per share. However, regulations that govern the operation of money market funds permit a fund, if experiencing a negative interest rate event, to seek to continue to provide a stable NAV of $1.00 per share by using a reverse distribution mechanism (RDM) which reduces the number of shares in proportion to that fund’s negative income. Shares may continue to have a NAV of $1.00 per share, but each shareholder would have fewer shares. A fund will use an RDM to cancel shares held by shareholders only if the fund’s board of trustees determines that using an RDM is in the best interests of the fund and its shareholders.

If a fund chooses to use an RDM to cancel fund shares, the fund’s per-share NAV may remain stable, but shareholders will lose money as a result of the fund’s negative gross yield. In the event that shares are canceled, tax treatment of distributions and shareholder basis is uncertain. You should consult with your tax advisor to determine whether you will experience any negative tax consequences as a result of a fund’s use of an RDM. Account statements will include disclosure regarding share cancellations if an RDM is used.

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More about the Funds

Principal Investment Risks

The principal risks of investing in each fund are identified and further discussed below.

Government Obligations Fund
● Credit Risk	● Market Risk
● Cybersecurity Risk	● Redemption Risk
● Income Risk	● Regulatory Risk
● Interest Rate Risk	● Repurchase Agreement Risk
● Liquidity Risk

Institutional Prime Obligations Fund
● Banking Industry Risk	● Market Risk
● Credit Risk	● Municipal Security Risk
● Cybersecurity Risk	● Redemption Risk
● Foreign Security Risk	● Regulatory Risk
● Income Risk	● Repurchase Agreement Risk
● Interest Rate Risk	● Variable Rate Demand Note (VRDN) Risk
● Liquidity Risk

Retail Prime Obligations Fund
● Banking Industry Risk	● Market Risk
● Credit Risk	● Municipal Security Risk
● Cybersecurity Risk	● Redemption Risk
● Foreign Security Risk	● Regulatory Risk
● Income Risk	● Repurchase Agreement Risk
● Interest Rate Risk	● Variable Rate Demand Note (VRDN) Risk
● Liquidity Risk

Retail Tax Free Obligations Fund
● Credit Risk	● Municipal Security Risk
● Cybersecurity Risk	● Redemption Risk
● Income Risk	● Regulatory Risk
● Interest Rate Risk	● Tax Risk
● Liquidity Risk	● Variable Rate Demand Note (VRDN) and
● Market Risk	Tender Option Bond (TOB) Risk

Treasury Obligations Fund
● Credit Risk	● Market Risk
● Cybersecurity Risk	● Redemption Risk
● Income Risk	● Regulatory Risk
● Interest Rate Risk	● Repurchase Agreement Risk
● Liquidity Risk

U.S. Treasury Money Market Fund
● Credit Risk	● Liquidity Risk
● Cybersecurity Risk	● Market Risk
● Income Risk	● Redemption Risk
● Interest Rate Risk	● Regulatory Risk

34	Prospectus – First American Money Market Funds Class Y Shares

More about the Funds

Description of Principal Investment Risks

Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of Institutional Prime Obligations Fund’s and Retail Prime Obligations Fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

Cybersecurity failures or breaches by the funds’ affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the adviser has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Foreign Security Risk. The foreign securities in which Institutional Prime Obligations Fund and Retail Prime Obligations Fund may invest, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

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Description of Principal Investment Risks continued

Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates. Because Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund invest solely in U.S. government securities, U.S. Treasury obligations, or repurchase agreements secured by those securities, these funds may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns or a stable net asset value of $1.00 per share, as applicable.

Many financial instruments use or may use a floating rate which historically had been based on the London Interbank Offered Rate (“LIBOR”), which was the offered rate for short-term Eurodollar deposits between major international banks. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies and the transition to new reference rates continues. Markets in these new rates are developing, but questions around liquidity and how to appropriately mitigate any economic value transfer at the time of transition remain a concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security or, additionally for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, because a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The fund’s ability to achieve its investment objective may be impacted by one or more such events, and the securities in which the fund invests may underperform in comparison to other securities or asset classes due to a number of factors. These factors may include, but are not limited to, inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market and/or financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory

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Description of Principal Investment Risks continued

events or actions taken by governmental or quasi-governmental authorities in response to any of the foregoing or other factors or events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of geopolitical events such as war, terrorism, environmental disasters, natural disasters or events, cybersecurity events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such events. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

In addition, controversy or uncertainty regarding the U.S. federal debt ceiling and the threat or occurrence of government shutdowns in the United States may adversely affect investor confidence, market liquidity and volatility, interest rates and the prices of U.S. Treasury and other securities. Failure to adjust the statutory debt limit could result in a default on payments on certain U.S. government securities. Legislative or regulatory actions (or inaction) affecting the U.S. government, its agencies or government-sponsored entities, or a decline in their creditworthiness, may adversely affect a fund's investments and operations.

Municipal Security Risk. The value of municipal securities owned by Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, a discretionary liquidity fee may be assessed and, additionally for Institutional Prime Obligations Fund, a mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

Regulatory Risk. Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the funds’ operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults on its obligation to repurchase securities from Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund or Treasury Obligations Fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchased price.

For Institutional Prime Obligations Fund and Retail Prime Obligations Fund, securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and noninvestment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller's default.

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Description of Principal Investment Risks continued

Tax Risk. In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by Institutional Prime Obligations Fund, Retail Prime Obligations Fund or Retail Tax Free Obligations Fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk. Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option. While the funds invest only in VRDNs and TOBs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Disclosure of Portfolio Holdings

Information concerning the funds’ portfolio holdings as of the last business day of each month, as well as their weighted average maturity and weighted average life, is available on the funds’ website (www.firstamericanfunds.com) under “Portfolio Holdings.” This information is typically available five business days after the end of each month and remains posted on the website for at least six months thereafter. Each fund’s portfolio holdings are also posted on this same page on a weekly basis, typically on the first business day of the week. This weekly information generally reflects holdings as of the previous Thursday and remains posted on the website until the next publication date.

On each business day, each fund will post its levels of daily and weekly liquid assets and information on net inflows/outflows on the fund’s web page under “Our Money Market Funds.” This information is typically as of the end of the preceding business day and remains posted on the website until the next publication date. This information is also included for typically a six-month rolling period in the enhanced disclosure report found on this same page.

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

38	Prospectus – First American Money Market Funds Class Y Shares

Fund Management

Investment Adviser

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, which may include corporations, foundations, pensions, and retirement plans. As of September 30, 2025, U.S. Bancorp Asset Management had more than $402 billion in assets under management. As investment adviser, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of trustees.

Each fund pays the investment adviser a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment adviser, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee
as a% of average
daily net assets
Government Obligations Fund	0.10%
Institutional Prime Obligations Fund	0.10%
Retail Prime Obligations Fund	0.10%
Retail Tax Free Obligations Fund	0.08%
Treasury Obligations Fund	0.10%
U.S. Treasury Money Market Fund	0.10%

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses of a fund to the extent necessary to avoid a negative yield, or a yield below a specified level, which may vary from time to time in U.S. Bancorp Asset Management’s sole discretion. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement will be included in the shareholder report that covers the period in which the funds commence operations.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American money market funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds’ investment adviser. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class Y shares of all

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Fund Management

Investment Adviser continued

First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

Custody Services. U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the funds up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion.

Shareholder Servicing Fees. Each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class Y shares for providing or arranging for the provision of shareholder services to the holders of its Class Y shares.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation and Services. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or adviser as described below under “Shareholder Information — Additional Payments to Institutions.”

In addition to the above services, upon request U.S. Bancorp Asset Management or its affiliates may provide certain other services to shareholders at no extra charge, including servicing multiple accounts, providing detailed account information, or assisting with the specialized accounting and recordkeeping required under the Internal Revenue Code arbitrage rebate provisions that apply to the earnings on proceeds of tax-exempt bonds. Additional services or reporting may be available for a fee.

Portfolio Managers

The funds are managed by a team of persons who are employed by U.S. Bancorp Asset Management.

40	Prospectus – First American Money Market Funds Class Y Shares

Shareholder Information

Shareholder Eligibility

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are “retail” money market funds as defined under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As retail money market funds, shareholders must be “natural persons.” Natural persons are permitted to invest in the Retail Prime Obligations Fund and Retail Tax Free Obligations Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example: (1) participant-directed defined contribution plans; (2) individual retirement accounts; (3) simplified employee pension arrangements; (4) SIMPLE retirement accounts; (5) custodial accounts; (6) deferred compensation plans for government or tax-exempt organization employees; (7) Archer medical savings accounts; (8) college savings plans; (9) health savings account plans; (10) ordinary trusts and estates of natural persons; or (11) certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in the Retail Prime Obligations Fund or Retail Tax Free Obligations Fund, you must furnish to the fund, or your financial intermediary, if any, an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the fund. The fund will refuse to open an account or require a financial intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).

Pricing of Fund Shares

Each Fund other than Institutional Prime Obligations Fund

Each fund other than Institutional Prime Obligations Fund utilizes the amortized cost method of valuation to transact at a $1.00 share price. A fund’s net asset value (NAV) is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s NAV is normally expected to be $1 per share.

The NAV per share of each share class of a fund is calculated at the times listed below under “Calculating Net Asset Value.” If a purchase order is received on a business day by the deadline listed below under “Calculating Net Asset Value” and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after the deadline specified above, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by a fund by the close of the Federal Reserve wire transfer system that same day, your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, the transfer agent, or the fund’s custodian.

Redemption proceeds to be paid by wire will normally be paid to the domestic bank account designated in the current records of the fund’s transfer agent on the same day of the redemption order if the redemption order is accepted in proper form by the transfer agent or a

41	Prospectus – First American Money Market Funds Class Y Shares

Shareholder Information

Pricing of Fund Shares continued

financial intermediary that has been authorized to accept orders on behalf of the fund, as described herein, by the deadline listed below under “Calculating Net Asset Value.” Redemption proceeds will normally be paid by the close of the Federal Reserve wire system (normally, 5:00 p.m. Central time). You will not earn a dividend on the day a redemption order is accepted.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See “Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Institutional Prime Obligations Fund

Institutional Prime Obligations Fund prices and transacts in its shares at a floating NAV, rounded to the fourth decimal place (i.e., $1.0000). The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the adviser believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the adviser believes that it approximates market value.

The NAV per share of each share class of the fund is calculated at 2:00 p.m. Central time (“NAV calculation time”) on each business day that the fund is open. If a purchase order is received on a business day by 2:00 p.m. Central time and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after 2:00 p.m. Central time, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by 2:00 p.m. Central time but an anticipated wire payment is not received by the fund by the close of the Federal Reserve wire transfer system that same day (normally, 5:00 p.m. Central time), your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, or by the fund’s transfer agent or custodian.

Redemption proceeds to be paid by wire will normally be paid to the domestic bank account designated in the current records of the fund’s transfer agent on the same day of the redemption order, if the redemption order is accepted in proper form by the transfer agent by one of the NAV calculation times listed above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire system (normally, 5:00 p.m. Central time). You will not earn a dividend on the day a redemption order is accepted.

Your purchase or redemption price will be based on the NAV per share next calculated after your order is received by the fund or a financial intermediary that has been authorized to accept orders on behalf of a fund, as described herein, in proper form. Purchase and redemption orders received after an NAV calculation time specified above, including an Early Close (as such term is defined under “Other Pricing Information” below), will be processed at the next NAV calculation time.

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Pricing of Fund Shares continued

Other Pricing Information

You may purchase or redeem shares of the funds on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. A fund may close when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early (an “Early Close”), a fund may also close trading early.

Share Classes

The funds issue their shares in multiple classes. This prospectus offers Class Y shares.

Class Y shares are offered at NAV, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

Class Y shares are only available to certain accounts for which a financial intermediary authorized to offer Class Y shares acts in a fiduciary, agency, custodial, or other service capacity, and through certain investment platforms or portals.

A financial intermediary may require a minimum initial and/or additional investment amount. Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

Shareholder Servicing Plan

Each fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Class Y shares. Under this plan and agreement, each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of average daily Class Y share net assets for providing or arranging for the provision of shareholder services to the holders of Class Y shares. No distribution-related services are provided under this plan and agreement.

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website. Your purchase or redemption price for Class Y shares is the fund’s next determined net asset value after the fund, or its designated agent, receives your order in proper form. To understand how the funds calculate their net asset value, see “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below.

43	Prospectus – First American Money Market Funds Class Y Shares

Shareholder Information

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of fund shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

You may purchase or redeem Class Y shares of the funds through your financial intermediary. Additional information on purchasing or redeeming shares through your financial intermediary can be found below under “Transactions through Financial Intermediaries.”

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

The funds reserve the right to reject any purchase order and to close a shareholder’s account at any time.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

After you have established your account, signatures on a written request must be guaranteed, whether by a Medallion Program member or a non-Medallion Program member, in the following situations:

●	If you are requesting a change in ownership on your account;

●	When redemption proceeds are payable or sent to any person, address or bank account not on record;

●	When a redemption request is received by the transfer agent and the account address has changed within the last 30 calendar days; or
●	For all redemptions in excess of $50,000 from any shareholder account.

The fund may waive any of the above requirements in certain instances. In addition to the situations described above, the fund(s) and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor.

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Purchasing and Redeeming Fund Shares continued

Funding of Redemptions. Under normal circumstances, each fund expects to meet redemption requests either by using cash it holds in its portfolio or by selling portfolio securities to generate cash. Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., “redemptions in-kind”), if the amount redeemed is large enough to affect fund operations or the redemption request is made during stressed market conditions. See “Redemptions In-Kind” below for further information.

Suspension or Postponement of Redemptions. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

●	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;
●	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);
●	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or
●	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, for each fund other than Institutional Prime Obligations Fund, in the unlikely event that the funds’ board of trustees were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

Purchases In-Kind. Generally, all purchases will be in cash. However, the funds reserve the right to permit you to purchase shares through the exchange of other securities that you own if consistent with a fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your financial intermediary or Investor Services at 800-677-3863.

Redemptions In-Kind. Generally, all redemptions will be for cash. However, the funds reserve the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by a fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

45	Prospectus – First American Money Market Funds Class Y Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAV per share as of the times specified in the table below on each business day that the funds are open, except that the NAV for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Treasury Obligations Funds is generally calculated at 1:00 p.m. Central time on days on which the bond markets have an “Early Close” (typically on the business day preceding a Federal holiday). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Deadline for orders to be
received in order to receive
the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Institutional Prime Obligations Fund	2:00 p.m. Central time
Retail Prime Obligations Fund	3:45 p.m. Central time
Retail Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	1:30 p.m. Central time

Frequent Trading of Fund Shares

The funds are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the funds and increase fund expenses. However, given the short-term nature of the funds’ investments and their use of the amortized cost method for calculating the NAV of fund shares, the funds do not anticipate that in the normal case frequent or short-term trading into and out of the funds will have significant adverse consequences for the funds and their shareholders. Accordingly, the funds’ board of trustees has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the funds’ shares.

Escheatment

If your account is held directly with the funds and is later deemed “abandoned” or “unclaimed” under state law, the funds may be required to “escheat” or transfer the assets in your account to the applicable state’s unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund’s transfer agent or distributor by mail or telephone, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund’s transfer agent and U.S. Bancorp Asset Management and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Transactions through Financial Intermediaries and Timing of Orders

Each fund other than Institutional Prime Obligations Fund has authorized one or more financial intermediaries to accept purchase and redemption orders on the fund’s behalf. Financial intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including

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Additional Information on Purchasing and
Redeeming Fund Shares continued

various affiliates of the funds’ adviser, that have entered into agreements with the funds’. distributor, adviser, and/or transfer agent. Such financial intermediaries may be authorized to designate other intermediaries to accept purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when such financial intermediary or, if applicable, such financial intermediary’s authorized designee, accepts the order. Such orders will be priced at the fund’s NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by a fund, a financial intermediary will be responsible for providing information with regard to the time that such order for purchase or redemption was received. Orders submitted through a financial intermediary that has not received such authorization to accept orders on the fund’s behalf will be priced at the fund’s NAV next calculated after the fund receives and accepts the order from the financial intermediary, which may not occur on the day you submitted the order to the financial intermediary. Since not all financial intermediaries have received such authorization, you may wish to contact your financial intermediary to determine if it has received such authorization.

Financial intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of Retail Prime Obligations Fund and Retail Tax Free Obligations Fund to natural persons and, upon request, provide satisfactory evidence that they have such policies, procedures and internal controls in place. In addition, a financial intermediary is required to involuntarily redeem its customers that do not satisfy the eligibility requirements as set forth above. The funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction is beneficially owned by natural persons, after providing advance notice.

For Institutional Prime Obligations Fund, financial intermediaries may transmit purchase and redemption orders to the fund’s transfer agent on your behalf. Financial intermediaries are not permitted to serve as the fund’s agent for the receipt of purchase and redemption orders. The fund will be deemed to have received a purchase or redemption order once the order is accepted in proper form by the fund’s transfer agent, which may not occur on the day you submitted the order to your financial intermediary. Your purchase or redemption order will be priced at the fund’s current NAV next determined after it is accepted by the fund’s transfer agent. Financial intermediaries are not able to buy and sell shares of the fund through the National Securities Clearing Corporation. The fund, the adviser and their affiliates will not be responsible for any loss for orders that are not transmitted to the transfer agent by financial intermediaries on a timely basis.

Liquidity Fees

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, under authority delegated to the adviser by the funds’ board of trustees, the adviser is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if it determines it is in the best interests of the fund to impose a liquidity fee. A discretionary liquidity fee may be imposed as early as the same day on which the adviser determines to impose such fee and may occur before the end of the business day. Such fees may be terminated at any time in the discretion of the adviser. The adviser generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress.

Pursuant to Rule 2a-7, Institutional Prime Obligations Fund is required to impose a mandatory liquidity fee if the fund experiences daily net redemptions that exceed 5% of net assets based on net

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Additional Information on Purchasing and
Redeeming Fund Shares continued

redemption information available within a reasonable period after the last computation of the fund’s net asset value on a particular day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data available, of the costs the fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the board or its delegate, the fund must impose a default liquidity fee of 1% of the value of shares redeemed. The fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed. Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means. The imposition of a liquidity fee will also be reported by the fund to the SEC on Form N-MFP.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

Dividends and Distributions

Each fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from a fund’s net investment income are declared daily and paid monthly. A fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. A fund may also make additional distributions for tax purposes if necessary.

If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

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Dividends and Distributions continued

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800-677-3863. You may change your election by writing or calling the transfer agent at least five days prior to the record date of the next distribution. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the funds will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

Retail Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of investing in municipal securities subject to the alternative minimum tax, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

Because Institutional Prime Obligations Fund is subject to a floating NAV, a sale of shares of that fund may result in a capital gain or loss for you. In addition, if one of the other funds were not able to maintain a stable NAV, or were to impose a liquidity fee, redeeming shares of that fund would likely cause you to recognize a capital gain or loss. When you sell your shares of Institutional Prime Obligations Fund, or another fund if it were unable to maintain a stable NAV or impose a liquidity fee, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of fund shares as described above, you will determine your gain or loss based on the change in the aggregate value of your fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss will be treated as short-term capital gain or loss. If you choose not to adopt a simplified “NAV method” of accounting, any such capital gain or loss is long-term or short-term depending on whether your holding period in the shares sold exceeds one year. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on fund shares.

Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

49	Prospectus – First American Money Market Funds Class Y Shares

Shareholder Information

Additional Payments to Institutions

The adviser and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the adviser and/or distributor.

The adviser and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds through their employee benefit or retirement plan.

You can ask your institution for information about any payments it receives from the adviser and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the adviser and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

The funds’ annual and semi-annual shareholder reports and Form N-CSR include additional information about each fund’s investments and performance. The Form N-CSR is on file with the SEC and includes each fund’s consolidated financial statements and, on an annual basis, the report of the independent registered public accounting firm. The reports are made available on firstamericanfunds.com.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit any mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800-677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.

50	Prospectus – First American Money Market Funds Class Y Shares

Financial Highlights

This information is intended to help you understand the fund's and the Predecessor fund's financial performance for the periods shown. Some of this information reflects the financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that a shareholder would have earned or lost on an investment in the fund or the Predecessor Fund (assuming reinvestment of all dividends and/or distributions). As a result of the Reorganization that occurred on December 22, 2023, the Financial Highlights information presented for the fund includes the financial history of the Predecessor Fund. The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Form N-CSR, which is available upon request.

51	Prospectus – First American Money Market Funds Class Y Shares

Financial Highlights

Government Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.041	0.049	0.039	0.003	0.000 [1]
Distributions (from net investment income)	(0.041)	(0.049)	(0.039)	(0.003)	(0.000)[1]
Distributions (from net realized gains on investments)	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.18%	5.06%	3.97%	0.32%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$12,136,835	$12,263,168	$9,763,753	$9,562,356	$9,032,404
Ratio of Expenses to Average Net Assets	0.45%	0.45%	0.45%	0.23%	0.09%
Ratio of Net Investment Income to Average Net Assets	4.11%	4.95%	3.90%	0.31%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.45%	0.45%	0.45%	0.45%	0.47%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

52	Prospectus – First American Money Market Funds Class Y Shares

Financial Highlights

Institutional Prime Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.0000	$1.0001	$1.0000	$1.0001	$1.0003
Net Investment Income	0.0418	0.0504	0.0410	0.0039	0.0001
Distributions (from net investment income)	(0.0418)	(0.0504)	(0.0410)	(0.0039)	(0.0001)
Realized and Unrealized Gain (Losses) on Investments	(0.0000)[1]	(0.0001)	0.0001	(0.0001)	(0.0002)
Distributions (from net realized gains on investments)	—	(0.0000)[1]	—	—	—
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0001	$1.0000	$1.0001
Total Return[2]	4.26%	5.14%	4.20%	0.38%	(0.01)%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$202,220	$197,770	$194,075	$224,230	$220,389
Ratio of Expenses to Average Net Assets	0.45%	0.45%	0.45%	0.27%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.18%	5.04%	4.04%	0.38%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.49%	0.49%	0.49%	0.49%	0.51%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

53	Prospectus – First American Money Market Funds Class Y Shares

Financial Highlights

Retail Prime Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.042	0.051	0.041	0.004	0.000 [1]
Distributions (from net investment income)	(0.042)	(0.051)	(0.041)	(0.004)	(0.000)[1]
Distributions (from net realized gains on investments)	—	—	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.27%	5.20%	4.19%	0.39%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$8,709	$29,653	$11,558	$2,928	$6,005
Ratio of Expenses to Average Net Assets	0.45%	0.45%	0.45%	0.27%	0.24%
Ratio of Net Investment Income to Average Net Assets	4.28%	5.08%	4.23%	0.38%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.46%	0.47%	0.47%	0.47%	0.49%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

54	Prospectus – First American Money Market Funds Class Y Shares

Financial Highlights

Retail Tax Free Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.025	0.031	0.024	0.002	0.000 [1]
Distributions (from net investment income)	(0.025)	(0.031)	(0.024)	(0.002)	(0.000)[1]
Distributions (from net realized gains on investments)	—	(0.000)[1]	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.52%	3.12%	2.43%	0.18%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$15,957	$20,621	$12,939	$15,038	$14,691
Ratio of Expenses to Average Net Assets	0.45%	0.45%	0.45%	0.25%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.49%	3.04%	2.42%	0.18%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.56%	0.58%	0.56%	0.52%	0.54%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

55	Prospectus – First American Money Market Funds Class Y Shares

Financial Highlights

Treasury Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.041	0.049	0.040	0.003	0.000 [1]
Distributions (from net investment income)	(0.041)	(0.049)	(0.040)	(0.003)	(0.000)[1]
Distributions (from net realized gains on investments)	—	(0.000)[1]	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.17%	5.05%	4.04%	0.34%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$5,377,460	$5,320,429	$4,333,296	$2,883,223	$2,823,404
Ratio of Expenses to Average Net Assets	0.44%	0.45%	0.45%	0.23%	0.09%
Ratio of Net Investment Income to Average Net Assets	4.09%	4.93%	4.06%	0.32%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.44%	0.45%	0.45%	0.45%	0.47%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

56	Prospectus – First American Money Market Funds Class Y Shares

Financial Highlights

U.S. Treasury Money Market Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.041	0.049	0.038	0.003	—
Distributions (from net investment income)	(0.041)	(0.049)	(0.038)	(0.003)	—
Distributions (from net realized gains on investments)	—	—	—	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.14%	5.05%	3.91%	0.26%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,727,169	$1,298,658	$771,124	$534,323	$710,358
Ratio of Expenses to Average Net Assets	0.45%	0.45%	0.45%	0.19%	0.09%
Ratio of Net Investment Income to Average Net Assets	4.03%	4.94%	3.93%	0.19%	0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.45%	0.46%	0.46%	0.46%	0.48%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

57	Prospectus – First American Money Market Funds Class Y Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

●	Information about your identity, such as your name, address, and social security number.

●	Information about your transactions with us.

●	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

●	Know who you are and prevent unauthorized access to your information.

●	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their adviser, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the
First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

800 Nicollet Mall, BC-MN-17TR

Minneapolis, MN 55402

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds' investments is available in the funds’ annual and semi-annual reports to shareholders and in Form N-CSR. The funds’ Form N-CSR filings contain the funds’ annual and semi-annual financial statements.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800-677-3863 or by contacting the funds at the address above. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-23751	PROMMY 11/25

Class Z Shares

FUND	TICKER SYMBOLS

Government Obligations Fund	FGZXX

Institutional Prime Obligations Fund	FPZXX

Retail Prime Obligations Fund	FZRXX

Retail Tax Free Obligations Fund	FTZXX

Treasury Obligations Fund	FUZXX

U.S. Treasury Money Market Fund	FOZXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Fund Summaries

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class Z
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%
Less Fee Waivers[1]	(0.02)%
Net Expenses[1]	0.18%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$ 18
3 years	$ 62
5 years	$ 111
10 years	$ 253

1	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Government Obligations Fund continued

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

2	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Government Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund's operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.32%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%

*	Most recent quarter with this return during the period of the chart.

3	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Government Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Government Obligations Fund	12/1/03	5.15%	2.38%	1.66%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.18%.

Investment Adviser

U.S. Bancorp Asset Management, Inc. (the “adviser”)

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

4	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Institutional Prime Obligations Fund

Investment Objective

Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class Z
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Less Fee Waivers[1]	(0.04)%
Net Expenses[1]	0.20%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$ 20
3 years	$ 73
5 years	$131
10 years	$302

5	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Institutional Prime Obligations Fund continued

Principal Investment Strategies

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

6	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Institutional Prime Obligations Fund continued

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions

7	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Institutional Prime Obligations Fund continued

or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Institutional Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.35%
Worst Quarter:	Quarter ended December 31, 2020*	0.00%

*	Most recent quarter with this return during the period of the chart.

8	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Institutional Prime Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Institutional Prime Obligations Fund[2]	8/1/03	5.25%	2.49%	1.80%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.20%.
[2]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

9	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Retail Prime Obligations Fund

Investment Objective

Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class Z
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.01)%
Net Expenses[1]	0.20%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$ 20
3 years	$ 67
5 years	$117
10 years	$267

10	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Retail Prime Obligations Fund continued

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

11	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Retail Prime Obligations Fund continued

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

12	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Retail Prime Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.36%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%

*	Most recent quarter with this return during the period of the chart.

13	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Retail Prime Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Since Inception
Retail Prime Obligations Fund	7/18/16	5.26%	2.48%	2.11%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.23%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

14	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Retail Tax Free Obligations Fund

Investment Objective

Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class Z
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.31%
Less Fee Waivers[1]	(0.11)%
Net Expenses[1]	0.20%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$ 20
3 years	$ 89
5 years	$163
10 years	$382

15	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Principal Investment Strategies

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

16	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institutional providing the fund with the credit and liquidity support for the put or tender option.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

17	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Retail Tax Free Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	0.88%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Retail Tax Free Obligations Fund[2]	12/1/03	3.24%	1.56%	1.12%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 1.94%.
[2]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.

18	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Retail Tax Free Obligations Fund continued

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

19	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class Z
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.19%
Less Fee Waivers[1]	(0.01)%
Net Expenses[1]	0.18%

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$ 18
3 years	$ 60
5 years	$106
10 years	$242

20	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Treasury Obligations Fund continued

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

21	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Treasury Obligations Fund continued

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.32%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

22	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

Treasury Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
Treasury Obligations Fund	12/1/03	5.13%	2.39%	1.66%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.18%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

23	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

U.S. Treasury Money Market Fund

Investment Objective

U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class Z
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%
Less Fee Waivers[1]	—
Net Expenses[1]	0.20%

[1]

The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$ 20
3 years	$ 64
5 years	$113
10 years	$255

24	Prospectus – First American Money Market Funds Class Z Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

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Fund Summaries

U.S. Treasury Money Market Fund continued

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]

Best Quarter:	Quarter ended December 31, 2023	1.32%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

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Fund Summaries

U.S. Treasury Money Market Fund continued

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	Inception Date	One Year	Five Years	Ten Years
U.S. Treasury Money Market Fund	10/25/04	5.12%	2.33%	1.61%

[1]	Total return for the period 1/1/2025 through 9/30/2025 was 3.13%.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 28 of the prospectus.

27	Prospectus – First American Money Market Funds Class Z Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem Class Z shares of the funds through your financial intermediary. If you have an account directly with the funds, you can purchase or redeem shares by contacting Investor Services at 800-677-3863.

Class Z shares are available for purchase or redemption by the following:

●	corporations, private banks and trust companies, endowments and foundations, defined contribution, defined benefit and other employer-sponsored plans, wrap or advisory accounts of broker-dealers, wealth managers and registered investment advisers that charge an assetbased fee, institutional retirement plan platforms, insurance companies, bank trusts, 529 college savings plans, family offices, and registered investment companies and pooled investment vehicles where each such investor makes a minimum initial investment of $10 million or greater in the fund ($1 million or greater for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund);
●	direct beneficial owners that make an initial investment of $10 million or greater in the fund ($1 million or greater for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund);
●	beneficial owners (disclosed at the transfer agent level) that make an initial investment of $10 million or greater in the fund ($1 million or greater for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund) through financial intermediaries authorized to offer Class Z shares on their investment platforms or portals;
●	securities lending clients of U.S. Bank National Association; and
●	certain beneficial owners and related accounts as detailed in the fund's SAI.

Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

The funds reserve the right to waive or lower purchase minimums under certain circumstances. Additionally, the funds reserve the right to reject any purchase order and to close a shareholder’s account at any time. Investments in Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are limited to accounts beneficially owned by natural persons.

Tax Information

For Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Retail Tax Free Obligations Fund intends to pay interest that is exempt from federal income tax, including the federal alternative minimum tax, although a portion of the fund’s distributions may not be tax-exempt.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28	Prospectus – First American Money Market Funds Class Z Shares

More about the Funds

Investment Objectives

The investment objective of each fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. Each fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that any fund will achieve its objective.

Principal Investment Strategies

The funds’ principal investment strategies are discussed below. These are the strategies that the funds’ investment adviser believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800-677-3863.

Principal Investment Strategies Applicable to Each Fund

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Retail Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for each fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the funds may hold all or a significant portion of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the funds from meeting their investment objectives.

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Principal Investment Strategies continued

Government Obligations Fund

Government Obligations Fund pursues its objective by investing exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. The fund will provide shareholders with at least 60 days advance notice before changing this policy. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Institutional Prime Obligations Fund

Institutional Prime Obligations Fund pursues its objective by investing in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in securities issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

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Principal Investment Strategies continued

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of trustees to continue to hold the security.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Retail Prime Obligations Fund

Retail Prime Obligations Fund pursues its objective by investing in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation

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Principal Investment Strategies continued

that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Retail Tax Free Obligations Fund

Under normal market conditions, Retail Tax Free Obligations Fund pursues its objective by investing at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Treasury Obligations Fund

Under normal market conditions, Treasury Obligations Fund pursues its objective by investing exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

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Principal Investment Strategies continued

U.S. Treasury Money Market Fund

U.S. Treasury Money Market Fund pursues its objective by investing exclusively in direct obligations of the U.S. Treasury. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Other Investment Strategies

Other Money Market Funds

Each fund may invest in other money market funds that invest in the same types of securities as the respective fund, as a non-principal investment strategy, including the other money market funds advised by the funds’ investment adviser. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment adviser, the investment adviser reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment adviser. If the fund invests in money market funds advised by another investment adviser, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Potential Negative Interest Rates

In the event that Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, or U.S. Treasury Money Market Fund has a negative gross yield as a result of negative interest rates (a “negative interest rate event”), it may be challenging or impossible to maintain a stable net asset value (NAV) of $1.00 per share. However, regulations that govern the operation of money market funds permit a fund, if experiencing a negative interest rate event, to seek to continue to provide a stable NAV of $1.00 per share by using a reverse distribution mechanism (RDM) which reduces the number of shares in proportion to that fund’s negative income. Shares may continue to have a NAV of $1.00 per share, but each shareholder would have fewer shares. A fund will use an RDM to cancel shares held by shareholders only if the fund’s board of trustees determines that using an RDM is in the best interests of the fund and its shareholders.

If a fund chooses to use an RDM to cancel fund shares, the fund’s per-share NAV may remain stable, but shareholders will lose money as a result of the fund’s negative gross yield. In the event that shares are canceled, tax treatment of distributions and shareholder basis is uncertain. You should consult with your tax advisor to determine whether you will experience any negative tax consequences as a result of a fund’s use of an RDM. Account statements will include disclosure regarding share cancellations if an RDM is used.

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More about the Funds

Principal Investment Risks

The principal risks of investing in each fund are identified and further discussed below.

Government Obligations Fund

●	Credit Risk	●	Market Risk

●	Cybersecurity Risk	●	Redemption Risk

●	Income Risk	●	Regulatory Risk

●	Interest Rate Risk	●	Repurchase Agreement Risk

●	Liquidity Risk

Institutional Prime Obligations Fund

●	Banking Industry Risk	●	Market Risk

●	Credit Risk	●	Municipal Security Risk

●	Cybersecurity Risk	●	Redemption Risk

●	Foreign Security Risk	●	Regulatory Risk

●	Income Risk	●	Repurchase Agreement Risk

●	Interest Rate Risk	●	Variable Rate Demand Note (VRDN) Risk

●	Liquidity Risk

Retail Prime Obligations Fund

●	Banking Industry Risk	●	Market Risk

●	Credit Risk	●	Municipal Security Risk

●	Cybersecurity Risk	●	Redemption Risk

●	Foreign Security Risk	●	Regulatory Risk

●	Income Risk	●	Repurchase Agreement Risk

●	Interest Rate Risk	●	Variable Rate Demand Note (VRDN) Risk

●	Liquidity Risk

Retail Tax Free Obligations Fund

●	Credit Risk	●	Municipal Security Risk

●	Cybersecurity Risk	●	Redemption Risk

●	Income Risk	●	Regulatory Risk

●	Interest Rate Risk	●	Tax Risk

●	Liquidity Risk	●	Variable Rate Demand Note (VRDN) and

●	Market Risk	Tender Option Bond (TOB) Risk

Treasury Obligations Fund
●	Credit Risk	●	Market Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Repurchase Agreement Risk
●	Liquidity Risk

U.S. Treasury Money Market Fund
●	Credit Risk	●	Liquidity Risk
●	Cybersecurity Risk	●	Market Risk
●	Income Risk	●	Redemption Risk
●	Interest Rate Risk	●	Regulatory Risk

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Description of Principal Investment Risks

Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of Institutional Prime Obligations Fund’s and Retail Prime Obligations Fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

Cybersecurity failures or breaches by the funds’ affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the adviser has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Foreign Security Risk. The foreign securities in which Institutional Prime Obligations Fund and Retail Prime Obligations Fund may invest, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt

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Description of Principal Investment Risks continued

markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates. Because Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund invest solely in U.S. government securities, U.S. Treasury obligations, or repurchase agreements secured by those securities, these funds may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns or a stable net asset value of $1.00 per share, as applicable.

Many financial instruments use or may use a floating rate which historically had been based on the London Interbank Offered Rate (“LIBOR”), which was the offered rate for short-term Eurodollar deposits between major international banks. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies and the transition to new reference rates continues. Markets in these new rates are developing, but questions around liquidity and how to appropriately mitigate any economic value transfer at the time of transition remain a concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security or, additionally, for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, because a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The fund’s ability to achieve its investment objective may be impacted by one or more such events, and the securities in which the fund invests may underperform in comparison to other securities or asset classes due to a number of factors. These factors may include, but are not limited to, inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market and/or financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events or actions taken by governmental or quasi-governmental authorities in response to any of the foregoing or other factors or events. In addition, the value of the Fund’s investments

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Description of Principal Investment Risks continued

may be negatively affected by the occurrence of geopolitical events such as war, terrorism, environmental disasters, natural disasters or events, cybersecurity events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such events. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

In addition, controversy or uncertainty regarding the U.S. federal debt ceiling and the threat or occurrence of government shutdowns in the United States may adversely affect investor confidence, market liquidity and volatility, interest rates and the prices of U.S. Treasury and other securities. Failure to adjust the statutory debt limit could result in a default on payments on certain U.S. government securities. Legislative or regulatory actions (or inaction) affecting the U.S. government, its agencies or government-sponsored entities, or a decline in their creditworthiness, may adversely affect a fund's investments and operations.

Municipal Security Risk. The value of municipal securities owned by Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, a discretionary liquidity fee may be assessed and, additionally for Institutional Prime Obligations Fund, a mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

Regulatory Risk. Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the funds’ operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults on its obligation to repurchase securities from Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund or Treasury Obligations Fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

For Institutional Prime Obligations Fund and Retail Prime Obligations Fund, securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and noninvestment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller's default.

37	Prospectus – First American Money Market Funds Class Z Shares

More about the Funds

Description of Principal Investment Risks continued

Tax Risk. In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by Institutional Prime Obligations Fund, Retail Prime Obligations Fund or Retail Tax Free Obligations Fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk. Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option. While the funds invest only in VRDNs and TOBs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Disclosure of Portfolio Holdings

Information concerning the funds’ portfolio holdings as of the last business day of each month, as well as their weighted average maturity and weighted average life, is available on the funds’ website (www.firstamericanfunds.com) under “Portfolio Holdings.” This information is typically available five business days after the end of each month and remains posted on the website for at least six months thereafter. Each fund’s portfolio holdings are also posted on this same page on a weekly basis, typically on the first business day of the week. This weekly information generally reflects holdings as of the previous Thursday and remains posted on the website until the next publication date.

On each business day, each fund will post its levels of daily and weekly liquid assets and information on net inflows/outflows on the fund’s web page under “Our Money Market Funds.” This information is typically as of the end of the preceding business day and remains posted on the website until the next publication date. This information is also included for typically a six-month rolling period in the enhanced disclosure report found on this same page.

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

38	Prospectus – First American Money Market Funds Class Z Shares

Fund Management

Investment Adviser

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, which may include corporations, foundations, pensions, and retirement plans. As of September 30, 2025, U.S. Bancorp Asset Management had more than $402 billion in assets under management. As investment adviser, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of trustees.

Each fund pays the investment adviser a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment adviser, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee as a % of average daily net assets
Government Obligations Fund	0.10%
Institutional Prime Obligations Fund	0.10%
Retail Prime Obligations Fund	0.10%
Retail Tax Free Obligations Fund	0.08%
Treasury Obligations Fund	0.10%
U.S. Treasury Money Market Fund	0.10%

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses of a fund to the extent necessary to avoid a negative yield, or a yield below a specified level, which may vary from time to time in U.S. Bancorp Asset Management’s sole discretion. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement will be included in the shareholder report that covers the period in which the funds commence operations.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American money market funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds’ investment adviser. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class Z shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

39	Prospectus – First American Money Market Funds Class Z Shares

Fund Management

Investment Adviser continued

Custody Services. U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the funds up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation and Services. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or adviser as described below under “Shareholder Information — Additional Payments to Institutions.”

In addition to the above services, upon request, U.S. Bancorp Asset Management or its affiliates may provide certain other services to shareholders at no extra charge, including servicing multiple accounts, providing detailed account information, or assisting with the specialized accounting and recordkeeping required under the Internal Revenue Code arbitrage rebate provisions that apply to the earnings on proceeds of tax-exempt bonds. Additional services or reporting may be available for a fee.

Portfolio Managers

The funds are managed by a team of persons who are employed by U.S. Bancorp Asset Management.

40	Prospectus – First American Money Market Funds Class Z Shares

Shareholder Information

Shareholder Eligibility

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are “retail” money market funds as defined under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As retail money market funds, shareholders must be “natural persons.” Natural persons are permitted to invest in the Retail Prime Obligations Fund and Retail Tax Free Obligations Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example: (1) participant-directed defined contribution plans; (2) individual retirement accounts; (3) simplified employee pension arrangements; (4) SIMPLE retirement accounts; (5) custodial accounts; (6) deferred compensation plans for government or tax-exempt organization employees; (7) Archer medical savings accounts; (8) college savings plans; (9) health savings account plans; (10) ordinary trusts and estates of natural persons; or (11) certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in the Retail Prime Obligations Fund or Retail Tax Free Obligations Fund, you must furnish to the fund, or your financial intermediary, if any, an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the fund. The fund will refuse to open an account or require a financial intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).

Pricing of Fund Shares

Each Fund other than Institutional Prime Obligations Fund

Each fund other than Institutional Prime Obligations Fund utilizes the amortized cost method of valuation to transact at a $1.00 share price. A fund’s net asset value (NAV) is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s NAV is normally expected to be $1 per share.

The NAV per share of each share class of a fund is calculated at the times listed below under “Calculating Net Asset Value.” If a purchase order is received on a business day by the deadline listed below under “Calculating Net Asset Value” and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after the deadline specified above, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by a fund by the close of the Federal Reserve wire transfer system that same day, your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, the transfer agent, or the fund’s custodian.

41	Prospectus – First American Money Market Funds Class Z Shares

Shareholder Information

Pricing of Fund Shares continued

Redemption proceeds to be paid by wire will normally be paid to the domestic bank account designated in the current records of the fund’s transfer agent on the same day of the redemption order, if the redemption order is accepted in proper form by the transfer agent or a financial intermediary that has been authorized to accept orders on behalf of the fund, as described herein, by the deadline listed below under “Calculating Net Asset Value.” Redemption proceeds will normally be paid by the close of the Federal Reserve wire system (normally, 5:00 p.m. Central time). You will not earn a dividend on the day a redemption order is accepted.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See “Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Institutional Prime Obligations Fund

Institutional Prime Obligations Fund prices and transacts in its shares at a floating NAV, rounded to the fourth decimal place (i.e., $1.0000). The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the adviser believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the adviser believes that it approximates market value.

The NAV per share of each share class of the fund is calculated at 2:00 p.m. Central time (“NAV calculation time”) on each business day that the fund is open. If a purchase order is received on a business day by 2:00 p.m. Central time and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after 2:00 p.m. Central time, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by 2:00 p.m. Central time but an anticipated wire payment is not received by the fund by the close of the Federal Reserve wire transfer system that same day (normally, 5:00 p.m. Central time), your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, or by the fund's transfer agent or custodian.

Redemption proceeds to be paid by wire will normally be paid to the domestic bank account designated in the current records of the fund’s transfer agent on the same day of the redemption order, if the redemption order is accepted in proper form by the transfer agent by one of the NAV calculation times listed above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire system (normally, 5:00 p.m. Central time). You will not earn a dividend on the day a redemption order is accepted.

42	Prospectus – First American Money Market Funds Class Z Shares

Shareholder Information

Pricing of Fund Shares continued

Your purchase or redemption price will be based on the NAV per share next calculated after your order is received by the fund or a financial intermediary that has been authorized to accept orders on behalf of a fund, as described herein, in proper form. Purchase and redemption orders received after an NAV calculation time specified above, including an Early Close (as such term is defined under “Other Pricing Information” below), will be processed at the next NAV calculation time.

Other Pricing Information

You may purchase or redeem shares of the funds on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. A fund may close when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early (an “Early Close”), a fund may also close trading early.

Share Classes

The funds issue their shares in multiple classes. This prospectus offers Class Z shares.

Class Z shares are offered at NAV, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Class Z shares are available for purchase or redemption by the following:

●	corporations, private banks and trust companies, endowments and foundations, defined contribution, defined benefit and other employer-sponsored plans, wrap or advisory accounts of broker-dealers, wealth managers and registered investment advisers that charge an assetbased fee, institutional retirement plan platforms, insurance companies, bank trusts, 529 college savings plans, family offices, and registered investment companies and pooled investment vehicles where each such investor makes a minimum initial investment of $10 million or greater in the fund ($1 million or greater for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund);
●	direct beneficial owners that make an initial investment of $10 million or greater in the fund ($1 million or greater for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund);
●	beneficial owners (disclosed at the transfer agent level) that make an initial investment of $10 million or greater in the fund ($1 million or greater for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund) through financial intermediaries authorized to offer Class Z shares on their investment platforms or portals;
●	securities lending clients of U.S. Bank National Association; and
●	certain beneficial owners and related accounts as detailed in the fund’s SAI.

Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

43	Prospectus – First American Money Market Funds Class Z Shares

Shareholder Information

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website. Your purchase or redemption price for Class Z shares is the fund’s next determined net asset value after the fund, or its designated agent, receives your order in proper form. To understand how the funds calculate their net asset value, see “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information. You may purchase or redeem shares by calling your financial institution. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of fund shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

You may purchase or redeem Class Z shares of the funds through your financial intermediary or by contacting the funds. Additional information on redeeming shares through your financial intermediary can be found below under “Transactions through Financial Intermediaries.”

Shares of the funds are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

The funds reserve the right to waive or lower purchase minimums under certain circumstances. Additionally, the funds reserve the right to reject any purchase order and to close a shareholder’s account at any time.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Funding of Redemptions. Under normal circumstances, each fund expects to meet redemption requests either by using cash it holds in its portfolio or by selling portfolio securities to generate cash. Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., “redemptions in-kind”), if the amount redeemed is large enough to affect fund operations or the redemption request is made during stressed market conditions. See “Redemptions In-Kind” below for further information.

Suspension or Postponement of Redemptions. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;

44	Prospectus – First American Money Market Funds Class Z Shares

Shareholder Information

Purchasing and Redeeming Fund Shares Continued

•	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

•	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, for each fund other than Institutional Prime Obligations Fund, in the unlikely event that the funds’ board of trustees were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

Purchases In-Kind. Generally, all purchases will be in cash. However, the funds reserve the right to permit you to purchase shares through the exchange of other securities that you own if consistent with a fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your financial intermediary or Investor Services at 800-677-3863.

Redemptions In-Kind. Generally, all redemptions will be for cash. However, the funds reserve the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by a fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

45	Prospectus – First American Money Market Funds Class Z Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAV per share as of the times specified in the table below on each business day that the funds are open, except that the NAV for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Treasury Obligations Funds is generally calculated at 1:00 p.m. Central time on days on which the bond markets have an “Early Close” (typically on the business day preceding a Federal holiday). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Deadline for orders to be
received in order to receive
the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Institutional Prime Obligations Fund	2:00 p.m. Central time
Retail Prime Obligations Fund	3:45 p.m. Central time
Retail Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	1:30 p.m. Central time

Frequent Trading of Fund Shares

The funds are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the funds and increase fund expenses. However, given the short-term nature of the funds’ investments and their use of the amortized cost method for calculating the NAV of fund shares, the funds do not anticipate that in the normal case frequent or short-term trading into and out of the funds will have significant adverse consequences for the funds and their shareholders. Accordingly, the funds’ board of trustees has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the funds’ shares.

Escheatment

If your account is held directly with the funds and is later deemed “abandoned” or “unclaimed” under state law, the funds may be required to “escheat” or transfer the assets in your account to the applicable state’s unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund’s transfer agent or distributor by mail or telephone, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund’s transfer agent and U.S. Bancorp Asset Management and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

46	Prospectus – First American Money Market Funds Class Z Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares continued

Transactions through Financial Intermediaries and Timing of Orders

Each fund other than Institutional Prime Obligations Fund has authorized one or more financial intermediaries to accept purchase and redemption orders on the fund’s behalf. Financial intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of the funds’ adviser, that have entered into agreements with the funds’ distributor, adviser, and/or transfer agent. Such financial intermediaries may be authorized to designate other intermediaries to accept purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when such financial intermediary or, if applicable, such financial intermediary’s authorized designee, accepts the order. Such orders will be priced at the fund’s NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by a fund, a financial intermediary will be responsible for providing information with regard to the time that such order for purchase or redemption was received. Orders submitted through a financial intermediary that has not received such authorization to accept orders on the fund’s behalf will be priced at the fund’s NAV next calculated after the fund receives and accepts the order from the financial intermediary, which may not occur on the day you submitted the order to the financial intermediary. Since not all financial intermediaries have received such authorization, you may wish to contact your financial intermediary to determine if it has received such authorization.

Financial intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of Retail Prime Obligations Fund and Retail Tax Free Obligations Fund to natural persons and, upon request, provide satisfactory evidence that they have such policies, procedures and internal controls in place. In addition, a financial intermediary is required to involuntarily redeem its customers that do not satisfy the eligibility requirements as set forth above. The funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction is beneficially owned by natural persons, after providing advance notice.

For Institutional Prime Obligations Fund, financial intermediaries may transmit purchase and redemption orders to the fund’s transfer agent on your behalf. Financial intermediaries are not permitted to serve as the fund’s agent for the receipt of purchase and redemption orders. The fund will be deemed to have received a purchase or redemption order once the order is accepted in proper form by the fund’s transfer agent, which may not occur on the day you submitted the order to your financial intermediary. Your purchase or redemption order will be priced at the fund’s current NAV next determined after it is accepted by the fund’s transfer agent. Financial intermediaries are not able to buy and sell shares of the fund through the National Securities Clearing Corporation. The fund, the adviser and their affiliates will not be responsible for any loss for orders that are not transmitted to the transfer agent by financial intermediaries on a timely basis.

Liquidity Fees

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, under authority delegated to the adviser by the funds’ board of trustees, the adviser is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if it determines it is in the best interests of the fund to impose a liquidity fee. A discretionary liquidity fee may be imposed as early as the same day on which the adviser determines to impose such fee and may occur before the end of the business day. Such fees

47	Prospectus – First American Money Market Funds Class Z Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares continued

may be terminated at any time in the discretion of the adviser. The adviser generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress.

Pursuant to Rule 2a-7, Institutional Prime Obligations Fund is required to impose a mandatory liquidity fee if the fund experiences daily net redemptions that exceed 5% of net assets based on net redemption information available within a reasonable period after the last computation of the fund’s net asset value on a particular day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data available, of the costs the fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the board or its delegate, the fund must impose a default liquidity fee of 1% of the value of shares redeemed. The fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed. Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means. The imposition of a liquidity fee will also be reported by the fund to the SEC on Form N-MFP.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

Dividends and Distributions

Each fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from a fund’s net investment income are declared daily and paid monthly. A fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. A fund may also make additional distributions for tax purposes if necessary.

48	Prospectus – First American Money Market Funds Class Z Shares

Shareholder Information

Dividends and Distributions continued

If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800-677- 3863. You may change your election by writing or calling the transfer agent at least five days prior to the record date of the next distribution. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the funds will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

Retail Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of investing in municipal securities subject to the alternative minimum tax, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

Because Institutional Prime Obligations Fund is subject to a floating NAV, a sale of shares of that fund may result in a capital gain or loss for you. When you sell your shares of that fund, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of fund shares, you will determine your gain or loss based on the change in the aggregate value of your fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss will be treated as short-term capital gain or loss. If you choose not to adopt a simplified “NAV method” of accounting, any such capital gain or loss is long-term or short-term depending on whether your holding period in the shares sold exceeds one year. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on fund shares.

Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

49	Prospectus – First American Money Market Funds Class Z Shares

Shareholder Information

Additional Payments to Institutions

The adviser and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the adviser and/or distributor.

The adviser and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds through their employee benefit or retirement plan.

You can ask your institution for information about any payments it receives from the adviser and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the adviser and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

The funds' annual and semi-annual shareholder reports and Form N-CSR include additional information about each fund’s investments and performance. The Form N-CSR is on file with the SEC and includes each fund’s consolidated financial statements and, on an annual basis, the report of the independent registered public accounting firm. The reports are made available on firstamericanfunds.com.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit any mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800-677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.

50	Prospectus – First American Money Market Funds Class Z Shares

Financial Highlights

This information is intended to help you understand the fund’s and the Predecessor Fund’s financial performance for the periods shown. Some of this information reflects the financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that a shareholder would have earned or lost on an investment in the fund or the Predecessor Fund (assuming reinvestment of all dividends and/or distributions). As a result of the Reorganization that occurred on December 22, 2023, the Financial Highlights information presented for the fund includes the financial history of the Predecessor Fund. The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the fund’s Form N-CSR, which is available upon request.

51	Prospectus – First American Money Market Funds Class Z Shares

Financial Highlights

Government Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.044	0.052	0.042	0.004	0.000 [1]
Distributions (from net investment income)	(0.044)	(0.052)	(0.042)	(0.004)	(0.000)[1]
Distributions (from net realized gains on investments)	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.46%	5.34%	4.25%	0.44%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$42,157,631	$34,686,884	$31,132,635	$30,621,188	$20,000,259
Ratio of Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	4.36%	5.21%	4.17%	0.42%	0.03%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.20%	0.20%	0.20%	0.22%	0.38%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

52	Prospectus – First American Money Market Funds Class Z Shares

Financial Highlights

Institutional Prime Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$0.9999	$1.0000	$0.9999	$1.0000	$1.0002
Net Investment Income	0.0443	0.0529	0.0435	0.0052	0.0006
Distributions (from net investment income)	(0.0443)	(0.0529)	(0.0435)	(0.0052)	(0.0006)
Realized and Unrealized Gain (Losses) on Investments	0.0001	(0.0002)	0.0001	(0.0001)	(0.0002)
Distributions (from net realized gains on investments)	—	(0.0000)[1]	—	—	—
Net Asset Value, End of Period	$0.9999	$0.9998	$1.0000	$0.9999	$1.0000
Total Return[2]	4.53%	5.40%	4.46%	0.51%	0.04%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$781,522	$864,081	$1,589,191	$927,191	$1,092,496
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.13%	0.11%
Ratio of Net Investment Income to Average Net Assets	4.43%	5.29%	4.40%	0.46%	0.05%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.24%	0.23%	0.24%	0.24%	0.25%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

53	Prospectus – First American Money Market Funds Class Z Shares

Financial Highlights

Retail Prime Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.044	0.053	0.044	0.005	0.000 [1]
Distributions (from net investment income)	(0.044)	(0.053)	(0.044)	(0.005)	(0.000)[1]
Distributions (from net realized gains on investments)	—	—	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.53%	5.46%	4.45%	0.50%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$89,656	$118,015	$119,250	$469,483	$421,266
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.47%	5.33%	4.18%	0.52%	0.02%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.21%	0.22%	0.22%	0.23%	0.24%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

54	Prospectus – First American Money Market Funds Class Z Shares

Financial Highlights

Retail Tax Free Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.027	0.033	0.027	0.003	0.000 [1]
Distributions (from net investment income)	(0.027)	(0.033)	(0.027)	(0.003)	(0.000)[1]
Distributions (from net realized gains on investments)	—	(0.000)[1]	—	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.78%	3.38%	2.68%	0.29%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$309,854	$306,107	$292,928	$$61,637	$34,986
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.16%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.74%	3.31%	2.96%	0.36%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.31%	0.33%	0.32%	0.28%	0.29%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

55	Prospectus – First American Money Market Funds Class Z Shares

Financial Highlights

Treasury Obligations Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.044	0.052	0.042	0.005	0.000 [1]
Distributions (from net investment income)	(0.044)	(0.052)	(0.042)	(0.005)	(0.000)[1]
Distributions (from net realized gains on investments)	$—	$(0.000)[1]	—	(0.000)[1]	—
Net Asset Value, End of Period	1.00	1.00	$1.00	$1.00	$1.00
Total Return[2]	4.44%	5.33%	4.32%	0.46%	0.02%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$21,152,300	$19,055,273	$18,362,650	$12,580,830	$12,540,215
Ratio of Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.12%	0.08%
Ratio of Net Investment Income to Average Net Assets	4.35%	5.20%	4.30%	0.43%	0.02%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.19%	0.20%	0.20%	0.20%	0.23%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

56	Prospectus – First American Money Market Funds Class Z Shares

Financial Highlights

U.S. Treasury Money Market Fund

	Fiscal year ended August 31,
	2025	2024	2023	2022	2021
Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.043	0.052	0.041	0.004	0.000 [1]
Distributions (from net investment income)	(0.043)	(0.052)	(0.041)	(0.004)	(0.000)[1]
Distributions (from net realized gains on investments)	—	—	—	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.40%	5.31%	4.16%	0.37%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,625,368	$4,205,495	$3,319,889	$3,058,531	$2,967,174
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.13%	0.08%
Ratio of Net Investment Income to Average Net Assets	4.31%	5.19%	4.12%	0.36%	0.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.20%	0.21%	0.21%	0.21%	0.23%

1 Rounds to zero.

2 Total return would have been lower had certain expenses not been waived.

57	Prospectus – First American Money Market Funds Class Z Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

●	Information about your identity, such as your name, address, and social security number.

●	Information about your transactions with us.

●	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

●	Know who you are and prevent unauthorized access to your information.

●	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their adviser, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the

First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

800 Nicollet Mall, BC-MN-17TR

Minneapolis, MN 55402

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds' investments is available in the funds’ annual and semi-annual reports to shareholders and in Form N-CSR. The funds’ Form N-CSR filings contain the funds’ annual and semi-annual financial statements.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800-677-3863 or by contacting the funds at the address above. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-23751	PROMMZ 11/25

FIRST AMERICAN FUNDS TRUST

Statement of Additional Information

November 14, 2025

Money Market Funds

Share Classes/Ticker Symbols
Fund	Class A	Class D	Class P	Class T	Class U	Class V	Class X	Class Y	Class Z
Government Obligations Fund	FAAXX	FGDXX	FPPXX	FTGXX	FGUXX	FVIXX	FGXXX	FGVXX	FGZXX
Institutional Prime Obligations Fund	--	--	--	FIUXX	--	FPIXX	--	FAIXX	FPZXX
Retail Prime Obligations Fund	FAPXX	--	--	FEIXX	--	FPUXX	FXRXX	FYRXX	FZRXX
Retail Tax Free Obligations Fund	FTAXX	--	--	FTJXX	--	FHIXX	--	FFCXX	FTZXX
Treasury Obligations Fund	FATXX	FTDXX	FUPXX	FTTXX	--	FLIXX	FXFXX	FOCXX	FUZXX
U.S. Treasury Money Market Fund	FOEXX	FODXX	--	FTKXX	--	FUIXX	FORXX	FOYXX	FOZXX

This Statement of Additional Information (“SAI”) relates to Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “Fund” and collectively, the “Funds”), each of which is a series of First American Funds Trust (the “Trust” or “FAF”). This SAI is not a prospectus, but should be read in conjunction with the Funds’ current prospectuses dated November 14, 2025 (“Prospectuses”). The financial statements of each Fund and each Fund’s predecessor fund (as described elsewhere herein) included as part of the annual report to shareholders on Form N-CSR for the fiscal year ended August 31, 2025, are incorporated by reference into this SAI. This SAI is incorporated into the Funds’ Prospectuses by reference. To obtain copies of Prospectuses or the annual report at no charge, write the Funds’ distributor, Quasar Distributors, LLC (the “Distributor”), 190 Middle Street, 2nd Floor, Portland, ME 04101, call Investor Services at 800 677-3863, or visit the Funds’ website at www.firstamericanfunds.com. Please retain this SAI for future reference.

 i

 ii

General Information

The Funds are separate series of First American Funds Trust, which was established as a Massachusetts business trust on October 14, 2021. Effective December 22, 2023, First American Funds, Inc. (“FAF Inc.”), a Minnesota corporation, reorganized into the Trust and shareholders of FAF Inc. approved a reorganization into corresponding series of the Trust (the “Reorganization”). As a result of the Reorganization, each Fund adopted the performance and financial history of its respective predecessor fund. Each Fund has the same investment objective, strategy, risks and investment adviser as its respective predecessor fund.

As set forth in the Prospectuses, the Trust is organized as a series fund and issues its shares in six series. Each series of shares represents a separate investment portfolio with its own investment objectives and policies (in essence, a separate mutual fund). The series of the Trust to which this SAI relates are named on the cover.

Shareholders may purchase shares of each Fund through separate classes. Government Obligations Fund offers its shares in nine classes: Class A, Class D, Class P, Class T, Class U, Class V, Class X, Class Y, and Class Z shares. Institutional Prime Obligations offers its shares in four classes: Class T, Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund offers its shares in six classes: Class A, Class T, Class V, Class X, Class Y, and Class Z shares. Retail Tax Free Obligations Fund offers its shares in five classes: Class A, Class T, Class V, Class Y, and Class Z shares. Treasury Obligations Fund offers its shares in eight classes: Class A, Class D, Class P, Class T, Class V, Class X, Class Y, and Class Z shares. U.S. Treasury Money Market Fund offers its shares in seven classes: Class A, Class D, Class T, Class V, Class X, Class Y, and Class Z shares. Prior to October 14, 2016, Institutional Prime Obligations Fund’s predecessor fund was named “Prime Obligations Fund”, Retail Tax Free Obligations Fund’s predecessor fund was named “Tax Free Obligations Fund”, the Class T shares were named “Class I” shares, and the Class V shares were named “Institutional Investor” shares. The different classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds may also provide for variations in other costs among the classes. Except for differences among the classes pertaining to such costs, each share of each Fund represents an equal proportionate interest in that Fund.

The Trust has prepared and will provide a separate Prospectus relating to the Class A shares, the Class D shares, the Class P shares, the Class T shares, the Class U shares, the Class V shares, the Class X shares, the Class Y shares, and the Class Z shares of the Funds. These Prospectuses can be obtained at no charge by writing Quasar Distributors, LLC at 190 Middle Street, 2nd Floor, Portland, ME 04101, by calling First American Funds Investor Services at 800 677-3863, or by visiting the Funds’ website at www.firstamericanfunds.com.

Investment Restrictions

Each Fund is classified under the 1940 Act as a diversified series of an open-end management investment company. This classification cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

In addition to the investment objective and policies set forth in the Prospectuses and under the caption “Additional Information Concerning Fund Investments” below, the Funds are subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 8 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act.

Fundamental Investment Restrictions

1(a).	None of Government Obligations Fund, Treasury Obligations Fund, U.S. Treasury Money Market Fund, and Retail Tax Free Obligations Fund will purchase the securities of any issuer, if, as a result of such purchase, the Fund’s investments would be concentrated in any particular industry, except that the fund may invest without limitation in U.S. government securities and domestic bank deposit instruments. For purposes of this limitation, the U.S. Government and its political subdivisions are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

1(b).	Each of Institutional Prime Obligations Fund and Retail Prime Obligations Fund will concentrate its investments in the banking industry. For purposes of this limitation, the U.S. Government and its political subdivisions are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

Except as otherwise noted below, none of the Funds will:

2.	Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

3.	With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

4.	Invest for the primary purpose of control or management.

5.	Purchase physical commodities or contracts relating to physical commodities.

6.	Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

7.	Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

8.	Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

With regard to the policy in 1(a) above, municipal securities backed principally from the assets and revenues of non-governmental issuers are considered to be an industry. For purposes of applying the limitation set forth in number 1(b) above, according to the current interpretation by the U.S. Securities and Exchange Commission (“SEC”), a Fund would be concentrated in an industry if 25% or more of its total assets, based on market value at the time of purchase, were invested in that industry. Each of Institutional Prime Obligations Fund and Retail Prime Obligations Fund has a fundamental policy pursuant to which it will concentrate more than 25% of its total assets in securities issued by companies in the banking industry; therefore, under normal market conditions, each such Fund will invest more than 25% of its total assets in securities issued by companies in the banking industry. Each of Institutional Prime Obligations Fund and Retail Prime Obligations Fund may, however, invest 25% or less of its total assets in the banking industry as a temporary defensive measure. Each Fund may invest without limitation in domestic bank deposit instruments. For the purposes of the foregoing, domestic bank deposit instruments include fixed and variable rate certificates of deposit, time deposits, bankers’ acceptances and other short-term deposit obligations issued or backed by such domestic commercial banks (not including commercial paper issued by such banks), as described under “Additional Information Concerning Fund Investments – Obligations of Banks and Other Financial Services Companies.” To the extent that such investments are consistent with a Fund’s investment objective and policies and compliant with the limitations set forth by Rule 2a-7 under the 1940 Act (“Rule 2a-7”), the Fund may invest more than 25% of its total assets in such instruments. With respect to Institutional Prime Obligations Fund and Retail Obligations Fund, the fundamental investment policy to concentrate its investments in the banking industry may not be changed with respect to either Fund without approval of a majority of the outstanding shares of such Fund as defined in the 1940 Act. Each of Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund is a “government money market fund” as defined in Rule 2a-7. Accordingly, each such fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Thus, these funds will not invest in any industry. Because Retail Tax Free Obligations Fund invests its assets in municipal securities, such that at least 80% of its distributable income will be exempt from federal regular income tax (including alternative minimum tax), the Fund will not have its investments concentrated in any industry. For purposes of a Fund’s concentration limitation discussed above, as applicable, with respect to any investment in another money market fund, the Fund looks through to the holdings of such underlying money market fund.

For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Funds are not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of such Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. Each Fund is further limited in the amount of its borrowings by the non-fundamental investment restriction set forth in number 2 below under “Non-Fundamental Investment Restrictions.”

For purposes of applying the limitation set forth in number 8 above, there are no limitations with respect to unsecured loans made by a Fund to an unaffiliated party. However, when a Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid a violation of Section 18(f), a Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan. The Funds currently do not intend to make loans, unsecured or otherwise, except to the extent that investments in debt securities in accordance with Rule 2a-7 (as discussed below under “Additional Restrictions”) would be deemed to be loans.

Retail Tax Free Obligations Fund’s policy to invest its assets in municipal securities, such that at least 80% of its distributable income will be exempt from federal regular income tax (including alternative minimum tax), is a fundamental investment policy and may not be changed without approval of a majority of the outstanding shares of the Fund as defined in the 1940 Act.

Non-Fundamental Investment Restrictions

The following restrictions are non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without a shareholder vote. The Funds will not:

1.	Sell securities short.

2.	Borrow money in an amount exceeding 10% of a Fund’s total assets. The Funds will not borrow money for leverage purposes. For the purpose of this investment restriction, the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. A Fund will not make additional investments while its borrowings exceed 5% of total assets.

3.	Invest more than 5% of their total assets in illiquid securities.

Additional Restrictions

The Funds may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank National Association (“U.S. Bank”).

FAF has received an exemptive order (Investment Company Act Release No. 22589 dated March 28, 1997) from the SEC under which short- term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by U.S. Bancorp Asset Management, Inc. (“USBAM” or the “Adviser”) or successors or assigns thereto. Neither Retail Tax Free Obligations Fund nor U.S. Treasury Money Market Fund will invest in repurchase agreements.

FAF has also received an exemptive order (Investment Company Act Release No. 25526 dated April 15, 2002) from the SEC which permits the Funds to participate in an interfund lending program pursuant to which the Funds and other funds advised by the Adviser or successors or assigns thereto may lend money directly to each other for emergency or temporary purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no Fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no Fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objectives and policies (for instance, money market funds would normally participate only as lenders because they rarely need to borrow cash to meet redemptions). The duration of any loans made under the interfund lending program will be limited to the time required to receive payment for the securities sold, but in no event more than 7 days. All loans will be callable by the lending Fund on one business day’s notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Funds.

The Funds are subject to the investment restrictions of Rule 2a-7 in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 calendar days from the date of purchase and to maintain a weighted average maturity of not more than 60 calendar days and a weighted average life of not more than 120 calendar days. Under Rule 2a-7, securities that are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to U.S. dollar-denominated investments that (a) present “minimal credit risk” and (b) are at the time of acquisition “Eligible Securities.” Eligible Securities are securities (i) with remaining maturities of 397 calendar days or less that the Board or its delegee determines presents minimal credit risks to the Fund, which determination must include an analysis of the capacity of a security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. Such analysis must include, to the extent appropriate, consideration of the following factors with respect to the security’s issuer or guarantor: (a) financial condition, (b) sources of liquidity, (c) ability to react to future market-wide and issuer- or guarantor- specific events, including the ability to repay debt in highly adverse situations; and (d) strength of the issuer or guarantor’s industry within the economy and relative to economic trends, and the issuer or guarantor’s competitive position within its industry; (ii) that are issued by a registered investment company that is a money market fund; or (iii) that is a government security. The Adviser, pursuant to delegation by the Board, is responsible for determining that the Funds’ investments present only “minimal credit risk” and are Eligible Securities. Such determinations are subject to the oversight of, and are made pursuant to written guidelines and procedures established by, the Board.

Rule 2a-7 requires, among other things, that each Fund may not invest, other than in U.S. “Government Securities” (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security. Each Fund must comply with weekly liquidity standards that require a Fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each Fund, other than Retail Tax Free Obligations Fund, must also comply with daily liquidity standards that require a Fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each Fund is limited to investing no more than 5% of its total assets in illiquid securities.

Additional Information Concerning Fund Investments

The principal investment strategies of the Funds are set forth in the Funds’ current Prospectuses under “Fund Summaries.” This section describes in additional detail certain of the Funds’ principal investment strategies and other non-principal investment strategies. The Funds have attempted to identify investment strategies that will be employed in pursuing their investment objectives. Additional information concerning the Funds’ investment restrictions is set forth above under “Investment Restrictions.”

If a percentage limitation referred to in this SAI or in the Prospectuses is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitation on borrowing from banks.

The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund’s portfolio are purchased with and payable in U.S. dollars.

Asset-Backed Securities

Institutional Prime Obligations Fund and Retail Prime Obligations Fund may invest in asset-backed securities, including asset-backed commercial paper, as a non-principal investment strategy. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset- backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity’s bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

Commercial Paper and Rule 144A Securities

Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund may invest in commercial paper as a principal investment strategy. Commercial paper refers to short-term, unsecured promissory notes issued by corporations or other entities to finance short-term credit needs. Institutional Prime Obligations Fund and Retail Prime Obligations Fund may also purchase asset-backed commercial paper (“ABCP”), which is a form of commercial paper that is backed by assets such as real estate, trade receivables, credit card loans, auto loans and other commercial assets. ABCP is typically sponsored by a commercial bank or other financial institution. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Such securities, if they meet the criteria for liquidity established by the Board, will be considered liquid. Consequently, Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund do not intend to subject such securities to the 5% limitation applicable to investments in illiquid securities.

The commercial paper in which Institutional Prime Obligations Fund and Retail Prime Obligations Fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain “qualified institutional buyers” pursuant to Rule 144A under the Securities Act of 1933. Because the secondary market for Rule 144A securities is generally limited to qualified institutional buyers, there may be times when the trading market for a particular Rule 144A security held by a Fund may be limited and will be considered illiquid. In such event, the Adviser will consider appropriate remedies to minimize the effect on the Fund’s liquidity.

Credit Enhancement Agreements

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, and Retail Tax Free Obligations Fund, as a non-principal investment strategy, may separately arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, “Guarantees”) for the purpose of further securing the payment of principal and/or interest on such Funds’ investment securities. Although each investment security, at the time it is purchased, must meet such Funds’ creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, “Guarantors”) when the Adviser, through yield and credit analysis, deems that credit enhancement of certain securities is advisable. As a non-fundamental policy, under normal market conditions, Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of such Fund’s total assets.

Foreign Securities

Institutional Prime Obligations Fund and Retail Prime Obligations Fund may invest as a principal investment strategy in dollar-denominated obligations of U.S. branches of foreign banks, foreign branches of domestic banks, foreign banks, and foreign corporations. In addition, the obligations in which Retail Tax Free Obligations Fund invests may be guaranteed by, or backed by letters of credit issued by, foreign banks or corporations.

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by U.S. corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

In addition, there may be less publicly available information about a foreign bank or company than about a U.S. domiciled bank or company. Foreign banks and companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic banks and companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. Various provisions of federal law governing the establishment and operation of domestic branches of foreign banks do not apply to foreign branches of domestic banks. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

Funding Agreements

Institutional Prime Obligations Fund and Retail Prime Obligations Fund may invest in funding agreements as a non-principal investment strategy. Funding agreements are contracts issued by insurance companies that guarantee a return of principal plus some amount of interest. Funding agreements purchased by Institutional Prime Obligations Fund and Retail Prime Obligations Fund will typically be short-term and provide an adjustable rate of interest. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days’ notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund. Generally, there is no active secondary market in short-term funding agreements. Consequently, short-term funding agreements may be considered by the Fund to be illiquid investments and therefore subject to the Fund’s non-fundamental policy limiting investments in illiquid securities to not more than 5% of total assets.

Letters of Credit

Certain of the debt obligations (including certificates of participation, variable rate demand notes, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit, or other form of credit or liquidity support, of a bank, savings and loan association or insurance company which assumes the obligation for payment and interest in the event of default by the issuer. Only banks, savings and loan associations, and insurance companies which, in the opinion of the Adviser, are of comparable quality to issuers of other permitted investments of the Funds, may be used for letter of credit-backed investments.

Loan Participations

Institutional Prime Obligations Fund and Retail Prime Obligations Fund may invest in loan participation interests as a principal investment strategy. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, the Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. If Institutional Prime Obligations Fund or Retail Prime Obligations Fund invests in loan participation interests that can be sold within a seven-day period, the interests are deemed by the Adviser to be liquid investments. If Institutional Prime Obligations Fund or Retail Prime Obligations Fund invests in loan participation interests that are restricted from being sold within a seven-day period, the interests are deemed by the Adviser to be illiquid investments and therefore subject to the Fund’s 5% limitation on investments in illiquid securities.

Money Market Funds

Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. Each Fund may do so as a non- principal investment strategy. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by their shareholders. The money market funds in which the Funds may invest include other money market funds advised by the Adviser.

Municipal Securities

Retail Tax Free Obligations Fund invests primarily in municipal securities. Institutional Prime Obligations Fund and Retail Prime Obligations Fund may also invest in municipal securities as a principal investment strategy. Municipal securities include municipal bonds and other debt securities issued by the states and by their local and special-purpose political subdivisions. The term “municipal bond” as used in this Section includes short-term municipal notes and other commercial paper issued by the states and their political subdivisions.

Two general classifications of municipal bonds are “general obligation” bonds and “revenue” bonds. General obligation bonds are secured by the governmental issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligation. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid solely out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Funds may invest.

The Funds’ investments in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.

In addition, the Funds may invest in other federal income tax-free securities such as (i) tax anticipation notes (“TANs”) and revenue anticipation notes (“RANs”) issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes (“BANs”) that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations including variable rate demand notes, described below under “—Variable and Floating Rate Instruments,” (iv) tender option bonds, described below under “—Tender Option Bonds,” and (v) participation, trust and partnership interests in any of the foregoing obligations. The obligations of TANs, RANs, and BANs are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable.

Retail Tax Free Obligations Fund may also invest up to 20% of its total assets in municipal securities, the interest on which is treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the alternative minimum tax.

Obligations of Banks and Other Financial Services Companies

As noted in the Prospectuses, Institutional Prime Obligations Fund and Retail Prime Obligations Fund invest as a principal investment strategy in U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million, including fixed and variable rate certificates of deposit, time deposits, bankers’ acceptances, and other short-term obligations. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Deposit Insurance Fund administered by the Federal Deposit Insurance Corporation (“FDIC”). Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Bank obligations in which each Fund invests may include uninsured, direct obligations, bearing fixed, floating or variable interest rates. Each Fund may also invest in securities issued by other financial services companies in various industries as a principal investment strategy. To the extent each Fund invests in securities issued by domestic and foreign banks and other financial services companies, the Fund’s performance will be susceptible to the risks associated with the banking and financial services sectors. These sectors are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sectors can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Put Options

Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, as a non-principal investment strategy, may purchase securities that provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a “put,” may be sold, transferred or assigned only with the underlying security or securities. A Fund may pay a higher price for a security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Funds to be as fully invested as practicable in securities while at the same time providing the Funds with appropriate liquidity.

Repurchase Agreements

Each Fund other than Retail Tax Free Obligations Fund and U.S. Treasury Money Market Fund may engage in repurchase agreement transactions as a principal investment strategy. A repurchase agreement transaction involves the purchase by a Fund of securities with the agreement that, after a stated period of time, the original seller (the “counterparty”) will buy back the same securities at a predetermined price or yield. Under normal market conditions, repurchase agreements permit the Funds to maintain liquidity and earn income over periods of time as short as overnight. Each Fund may enter into repurchase agreement transactions involving U.S. government securities, which are deemed to be “collateralized fully,” as defined in Rule 5b-3(c)(1) of the 1940 Act. Transactions that are collateralized fully enable a Fund to look to the purchased securities, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. In addition, for Institutional Prime Obligations Fund and Retail Prime Obligations Fund, eligible securities may include certain security types that the Funds are not otherwise permitted to purchase directly, such as investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. Irrespective of the type of securities purchased through a repurchase agreement, a Fund must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Fund and otherwise satisfies the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7.

Securities purchased in direct repurchase agreement transactions are held by the custodian bank until the respective agreements mature. The Funds may also invest in tri-party repurchase agreements. Securities purchased in tri-party repurchase agreement transactions are maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the repurchase agreement transaction. The market value of the purchased securities will be determined on each business day. If at any time the market value of the purchased securities falls below the repurchase price under the repurchase agreement transaction (including any accrued interest), the appropriate Fund will promptly receive additional securities (so the total value of purchased securities is an amount at least equal to the repurchase price plus accrued interest).

A Fund may engage in repurchase agreement transactions that are novated to the Fixed Income Clearing Corporation (“FICC”). FICC acts as the common counterparty to all repurchase agreement transactions that enter its netting system and guarantees that participants will receive their cash or securities (as applicable) back at the close of the repurchase agreement transaction. While this guarantee is intended to mitigate the counterparty risk and credit risk that exist in the case of a direct repurchase agreement transaction, a Fund is exposed to the risk of delays or losses in the event of a bankruptcy, other default, or non-performance by FICC or the FICC sponsoring member through which the Fund transacts.

Repurchase agreements involve certain risks not associated with direct investments in securities. If the counterparty defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the purchased securities, which could involve costs or delays. Although purchased securities will at all times be maintained in an amount at least equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the purchased securities were less than the agreed-upon repurchase price. As noted above, Institutional Prime Obligations Fund and Retail Prime Obligations Fund may engage in repurchase agreement transactions involving securities that the Fund is not otherwise directly permitted to purchase, such as investment grade corporate bonds and equity securities. These securities may be less liquid or more volatile than others or less liquid and more volatile than the securities that the Fund is permitted to purchase directly, thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty’s default and potentially resulting in the Fund owning securities that it is not otherwise permitted to purchase. The Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreement transactions.

Tender Option Bonds

Retail Tax Free Obligations Fund may invest in trust certificates issued in tender option bond (TOB) programs as a principal investment strategy. Institutional Prime Obligations Fund and Retail Prime Obligations Fund may invest in TOBs as a non-principal investment strategy. In a TOB transaction, a trust issues short-term floating rate certificates (“Short-Term Floaters”) and residual interest certificates (“Residual Interests”) and utilizes the proceeds of such issuance to purchase fixed-rate municipal bonds or instruments such as depository receipts representing such bonds (“Fixed Rate Bonds”). Short-Term Floaters are generally issued to money market funds such as the Funds, and Residual Interests are generally issued to other third- party investors. The interest rates payable on the Residual Interests typically bear an inverse relationship to the interest rates on the Short-Term Floaters. The interest rates on the Short-Term Floaters are reset by a remarketing process typically every 7 to 35 days. After income is applied to scheduled payments on the Short-Term Floaters at prevailing short-term, tax-exempt rates, the residual income from the Fixed Rate Bonds are generally applied to the Residual Interests. Typically, a third party, such as a bank, broker-dealer or other financial institution, grants the holders of the Short-Term Floaters the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees. The holders of Short-Term Floaters effectively hold demand obligations that bear interest at prevailing short-term, tax-exempt rates. However, the institution granting the tender option will not be obligated to accept tendered Short- Term Floaters in the event of certain defaults or a significant downgrade in the credit rating assigned to an issuer of Fixed Rate Bonds. In selecting TOB programs, the Adviser may consider the creditworthiness of the issuer of the Fixed Rate Bond deposited in the TOB trust, the experience of the custodian, and the quality of the sponsor providing the tender option, among other factors.

U.S. Government Securities

Each Fund may invest in securities issued or guaranteed as to principal or interest by the U.S. Government, or agencies or instrumentalities of the U.S. Government. Making such investments is a principal investment strategy for each Fund other than Retail Tax Free Obligations Fund. These investments include direct obligations of the U.S. Treasury, such as U.S. Treasury bonds, notes, and bills. These Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund may invest in securities, such as notes, bonds, and discount notes, which are issued or guaranteed by agencies of the U.S. Government and various instrumentalities which have been established or sponsored by the U.S. Government. Except for U.S. Treasury securities, these U.S. Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Adviser considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system, which are known as Separately Traded Registered Interest and Principal Securities (“STRIPS”). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations. A Fund’s investments in STRIPS will be limited to components with maturities less than or equal to 397 days and the Funds will not actively trade such components.

Variable and Floating Rate Instruments

Certain of the obligations in which the Funds may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Interest rates on these securities are ordinarily tied to, and represent a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally affords less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. Variable or floating rate obligations may be combined with a put or demand feature (e.g., variable rate demand obligations or notes) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. Variable or floating rate obligations with a demand feature enable the Funds to purchase instruments with a stated maturity in excess of 397 calendar days in accordance with Rule 2a-7, which allows the Funds to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments that are not payable upon seven days’ notice and do not have an active trading market) that are acquired by a Fund are subject to the Fund’s percentage limitations regarding securities that are illiquid or not readily marketable. USBAM will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Funds invest and the ability of issuers to repay principal and interest.

When-Issued and Delayed Delivery Securities

Each Fund may purchase securities on a when-issued or delayed delivery basis, although none of the Funds do so as a principal investment strategy. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Funds do not receive income from these securities until such securities are delivered. Each Fund will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund’s net assets would be so invested.

Zero-Coupon and Step-Up Coupon Securities

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, and Retail Tax Free Obligations Fund may invest in zero-coupon securities and step-up coupon securities as a non-principal investment strategy. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. If these securities do not pay current cash income, the market prices of these securities would generally be more volatile and likely to respond to a greater degree to changes in interest rates than the market prices of securities having similar maturities and credit qualities that pay cash interest periodically.

Temporary Defensive Positions

For liquidity and to respond to unusual market conditions, each Fund may hold all or a significant portion of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the Funds from meeting their investment objectives.

Money Market Fund Material Events

On October 14, 2016, USBAM made a capital contribution to Institutional Prime Obligations Fund’s predecessor fund in the amount of $17,408.52. The contribution was made by USBAM in order to offset the predecessor fund’s historical capital losses. The predecessor fund was required to disclose additional information about this event on Form N-CR and to file this form with the SEC. Any Form N-CR filing submitted by the Trust will be available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

Recent Market Events. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (including wars, terror attacks, public health emergencies and natural disasters), measures to address budget deficits, downgrading of sovereign debt, declines in oil and commodity prices, dramatic changes in currency exchange rates, trade policy changes or disputes (including the threat or actual imposition of tariffs) and public sentiment. In addition, many governments and quasi-governmental entities throughout the world have responded to the turmoil with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russian individuals and entities. The extent and duration of the military action, sanctions imposed and other punitive actions taken and resulting future market disruptions in Europe and globally cannot be easily predicted, but could be significant and have a severe adverse effect on the global economy and securities markets globally.

On January 31, 2020, the United Kingdom (“UK”) left the European Union (“EU”) (commonly known as “Brexit”). An agreement between the UK and the EU governing their future trade relationship became effective January 1, 2021, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. Any further exits from the EU, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.

COVID-19, first detected in China in December 2019, spread globally and was declared a pandemic by the World Health Organization resulting in disrupted global economies and financial markets, including in connection with the closure of borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Like the COVID-19 pandemic, other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. Public Health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally, and their effects cannot be determined with certainty.

Federal Reserve policy, including with respect to certain interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower a Fund’s performance or impair a Fund’s ability to achieve its investment objective.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Turnover

The Funds generally intend to hold their portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because each Fund invests in short-term securities and manages its portfolio as described above in “Investment Restrictions” and “Additional Information Concerning Fund Investments” and, as set forth in the “Fund Summaries” sections of the Funds’ Prospectuses, each Fund’s portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations.

Disclosure of Portfolio Holdings

Public Disclosure

Information concerning the Funds’ portfolio holdings as of the last business day of each month, as well as their weighted average maturity and weighted average life, is available on the Funds’ website (www.firstamericanfunds.com). This information is typically available five business days after the end of each month and remains posted on the website for at least six months thereafter. In addition, each Fund files more detailed portfolio information with the SEC on Form N-MFP no later than five business days after the end of each month, which becomes publicly available on the SEC’s website (www.sec.gov) 60 days after the end of the month to which the information pertains. Each Fund’s annual and semi-annual shareholder report on Form N-CSR contains complete listings of a Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. A Fund may publish complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so.

Each Fund’s portfolio holdings are also posted on the Funds’ website on a weekly basis, typically on the first business day of the week. This weekly information generally reflects holdings as of the previous Thursday and remains posted on the website until the next publication date. Until such time as it is posted, it will be Undisclosed Holdings Information, as defined below, and subject to the Funds’ procedures regarding the disclosure of Undisclosed Holdings Information.

Nonpublic Disclosure

The Board has adopted policies and procedures (the “Disclosure Policies”), which generally prohibit the release of information concerning portfolio holdings, or information derived therefrom (“Undisclosed Holdings Information”), that has not been made public through SEC filings or the Funds’ website. Different exceptions to this prohibition may apply depending on the type of third party that receives the Undisclosed Holdings Information. The Disclosure Policies are designed to prevent the use of portfolio holdings information to trade against the Funds, or otherwise use the information in a way that would harm the Funds, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

Disclosure within the Adviser and Its Affiliates and to Fund Trustees

Undisclosed Holdings Information is provided, or otherwise made available, on a daily basis (a) without prior approval, to individuals who are employed by the Adviser and who have a need to know the information, such as investment, compliance and treasury personnel, and (b) to individuals employed by affiliates of the Adviser who are not otherwise entitled to receive such information under “Disclosure to Fund Service Providers and Prospective Service Providers,” below, if (1) such individuals are subject to the Adviser’s Code of Ethics, or that of an affiliate, which imposes a duty not to trade on such information; and (2) the Funds’ Chief Compliance Officer (“CCO”) has determined that improper use of such information by such individuals is not likely to affect the Funds in any material respect.

Undisclosed Holdings Information also may be provided without prior approval to the Board and its service providers, such as counsel, as part of the materials for regular or special Board meetings.

Disclosure to Fund Service Providers and Prospective Service Providers

The Funds’ officers may authorize disclosure of Undisclosed Holdings Information to eligible service providers and prospective service providers where such service providers require the information in the normal course of business in order to provide services to the Funds, or in anticipation of providing such services in the future. Undisclosed Holdings Information may be provided, or otherwise made available, to the Adviser (as described above), custodians, auditors, accounting service providers, administrators, transfer agents, securities lending agents, outside accountants, outside counsel, financial printers, pricing services, companies that provide analytical or statistical information, ratings and ranking agencies, entities that provide trading, research and other investment-related services, information aggregators, and financial intermediaries that include the Funds in their investment programs. The Undisclosed Holdings Information may be provided to eligible service providers as it is required, with any frequency and without any delay, provided that such organization has entered into a written agreement with the Funds, or the Funds’ authorized service providers, to maintain the information in confidence and to not use the information for any purpose other than the performance of its contractual responsibilities and duties.

Disclosure to Investors, Prospective Investors, and Investor Consultants

The Disclosure Policies provide that Undisclosed Holdings Information may be provided to individual and institutional investors, prospective investors, or investor consultants with the prior approval of the CCO in the specific instance. The CCO will only approve such disclosure after concluding that it is in the best interests of the Fund in question and its shareholders and if the recipient has agreed in writing to maintain the information in confidence and not to trade on the basis of any such information that is material nonpublic information. In considering a request for such approval, the CCO also shall identify and consider any conflict of interest between the Fund and its shareholders, on the one hand, and the Adviser and its affiliates, on the other, which is presented by the request. If the CCO determines that there is a conflict of interest, he or she will approve such disclosure only if he or she determines that such conflict is materially mitigated by the execution of a confidentiality agreement and that, despite such conflict of interest, disclosure is in the best interests of the relevant Fund and its shareholders. The CCO is responsible for the creation of a written record that states the basis for the conclusion that the disclosure is in the best interests of the relevant Fund and its shareholders.

Disclosure as Required by Applicable Law

Undisclosed Holdings Information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

Disclosure of Limited Holdings

Designated spokespersons of the Funds may discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their representatives. In no case will a material number of portfolio holdings be provided that have not yet been posted on the Funds’ website or filed with the SEC unless the recipient has entered into a written agreement with the Funds to maintain the confidentiality of such information and not to trade on the basis of any such information that is material nonpublic information. In addition, brokers and dealers may be provided with individual portfolio holdings in order to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the Fund’s regular pricing services) or in connection with portfolio transactions.

No Compensation or Consideration

Neither the Funds, nor the Adviser or any affiliate, including the CCO or his or her designee, will solicit or accept any compensation or other consideration in connection with the disclosure of Undisclosed Holdings Information or information derived therefrom.

Chief Compliance Officer Reports to Fund Board

The CCO must provide a quarterly report to the Board addressing exceptions to these policies and procedures during the preceding quarter, if any.

Detective and Corrective Action

Employees report unauthorized release of Undisclosed Holdings Information to the CCO. The CCO will recommend an appropriate course of action in the event of an unauthorized release of Undisclosed Holdings Information.

Designee of Chief Compliance Officer

In the event of the absence or unavailability of the CCO, all of the obligations of the CCO may be performed by the Funds’ Deputy CCO or the Adviser’s Chief Counsel.

*****

The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive Undisclosed Holdings Information concerning the Funds:

Bloomberg Finance L.P.

FactSet Research Systems Inc.

SS&C Technologies Inc.

Trustees and Executive Officers

Set forth below is information about the Trustees and the officers of FAF. The Board consists entirely of Trustees who are not “interested persons” of FAF, as that term is defined in the 1940 Act (“Independent Trustees”).

Independent Trustees

Name, Address* and Year of Birth	Position Held with the Funds	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Trustee	Other Directorships Held by Trustee[2]
David K. Baumgardner (1956)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of FAF since November 2021

Retired. Formerly, CFO, Smyth Companies, LLC (commercial package printing) (1990 to 2022). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986). Former Trustee and Chairman, GCUI Local 1B Health and Welfare Fund. Former Trustee, Graphic Arts Industry Joint Pension Trust. Former Chairman, Printing Industry of Minnesota Financial executives committee. Independent Trustee, First American Fund Complex since 2021 and since January 2016 with regard to the predecessor funds.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None

James D. McDonald (1959)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of FAF since December 2023

Retired. Formerly, Executive Vice President and Chief Investment Strategist at Northern Trust Investments,

Inc. (2014-2023). Prior thereto, he was a Senior Vice President and Chief Investment Strategist at Northern Trust Investments, Inc. (2009-2014) and Director of Equity Research at Northern Trust Investments, Inc. (2001-2009). Prior thereto, Mr. McDonald was Director of Research at ABN AMRO in New York and Chicago (1994-2000) and an Equity Research Analyst at ABN AMRO following the Environmental Services Industry (1990-1994). He is a designated Certified Public Accountant in the state of Michigan. Independent Trustee, First American Fund Complex since 2023

				First American Funds Complex: 1 registered investment company, including 6 portfolios	Trustee, Alpha Core Strategies Fund (since 2011); Trustee, Guardian Variable Products Trust (since October 2023)

Jennifer J. McPeek (1970)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of FAF since November 2021

Independent advisor/consultant. Formerly, Chief Financial Officer, Russell Investments (2018-2019). Prior thereto, Chief Operating and Strategy Officer (2016-2017), Chief Financial Officer (2013-2016) and several other executive positions (2009-2013) at Janus Henderson Group plc and its predecessor company. Prior thereto, Senior Vice president of Strategic Planning, ING Investment Management - Americas Region (2005-2009). Ms. McPeek has also held directorships on four investment adviser and/or trust entities and holds the Chartered Financial Analyst designation. Independent Trustee, First American Fund Complex since 2021 and since September 2019 with regard to the predecessor funds.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Cboe Global Markets, Inc. (stock and commodity exchange holding company); Director, Cushman & Wakefield plc (United Kingdom-based global commercial real estate services firm)

Name, Address* and Year of Birth	Position Held with the Funds	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Trustee	Other Directorships Held by Trustee[2]
Harpreet Saluja (1969)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of FAF since December 2023	Executive Vice President, Corporate Strategy & Business Development for Ecolab Inc. (2024-present). Formerly, Senior Vice President of Corporate Development and Planning, Eaton (2013-2024). Prior thereto, Ms. Saluja served in several other executive positions at Eaton, including Vice President, Corporate Development and Planning, Eaton (2008-2013). Independent Trustee, First American Fund Complex since 2023.	First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Primoris Services Corporation

P. Kelly Tompkins (1956)	Chair; Trustee	Chair term three years. Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF since January 2024; Trustee of FAF since November 2021

Senior Advisor to President Lee Fisher, Baldwin Wallace University (2025-present). Senior Advisor, Dix & Eaton (investor relations) (2018-present). Leader-in-Residence, Cleveland State University College of Law (2018-present). Formerly, Executive Vice President (2010-2017), Chief Operating Officer (2017), Chief Financial Officer (2015-2016), Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources, Inc.). Prior thereto, Executive Vice President and Chief Financial Officer, RPM International, Inc. (2008-2010) (multinational manufacturing company). Independent Trustee, First American Fund Complex since 2021 and since September 2019 with regard to the predecessor funds.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None

*	The address of each of the Trustees is First American Funds, 800 Nicollet Mall, BC-MN-17UL, Minneapolis, Minnesota, 55402, unless otherwise noted.
[1]	Includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee’s qualifications to serve as a Trustee, which contributed to the conclusion that each Trustee should serve as a Trustee for FAF.
[2]	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act, or any company registered as an investment company under the 1940 Act.

Executive Officers

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years

James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964) [1]	President	Re-elected by the Board annually; President of FAF since September 2024	Chief Investment Officer, U.S. Bancorp Asset Management, Inc.

Lisa A. Isaacson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1970) [1]	Vice President	Re-elected by the Board annually; Vice President of FAF since September 2024	Chief Administrative Officer, U.S. Bancorp Asset Management, Inc. since August 2024; prior thereto, Managing Director of Strategic Initiatives, U.S. Bancorp Asset Management, Inc.

Jeffrey M. Plotnik U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1969) [1]	Vice President	Re-elected by the Board annually; Vice President of FAF since September 2024	Senior Managing Director of Money Market Funds Management, U.S. Bancorp Asset Management, Inc.

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965) [1]	Treasurer	Re-elected by the Board annually; Treasurer of FAF since October 2021	Head of Operations and Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc.

Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981) [1]	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since October 2021	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc.

Leo J. Karwejna U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1976) [1]	Chief Compliance Officer and Anti-Money Laundering Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since March 2024; Anti-Money Laundering Officer of FAF since April 2024	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since March 2024; prior thereto, Chief Compliance Officer of PFM Asset Management LLC.

Greg R. Kirchhoff U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1979) [1]	Deputy Chief Compliance Officer	Re-elected by the Board annually; Deputy Chief Compliance Officer of FAF since September 2024	Managing Director of Liquidity Fund Compliance, U.S. Bancorp Asset Management, Inc. since May 2024; Managing Director of Portfolio Compliance, U.S. Bancorp Asset Management, Inc. since September 2021; prior thereto, Managing Director of Operations, U.S. Bancorp Asset Management, Inc.

Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967) [1]	Secretary	Re-elected by the Board annually; Secretary of FAF since October 2021	Chief Counsel, U.S. Bancorp Asset Management, Inc.

Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973) [1]	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since October 2021	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.

[1]	Each are officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment adviser and administrator for FAF.

Board Leadership Structure

The Board is responsible for overseeing generally the operation of the Funds. The Board has approved an investment advisory agreement with USBAM, as well as other contracts with USBAM, its affiliates, and other service providers.

As noted above, the Board consists entirely of Independent Trustees. Taking into account the number, the diversity and the complexity of the funds overseen by the Trustees and the aggregate amount of assets under management in FAF, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board as they deem appropriate. Each committee may use the resources of the Funds’ counsel and auditors, counsel to the Independent Trustees, if any, as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise.

The Funds are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. The Board’s role in risk oversight of the Funds reflects its responsibility to oversee generally, rather than to manage, the operations of the Funds. The actual day-to-day risk management with respect to the Funds resides with USBAM and the other service providers to the Funds. In line with the Board’s oversight responsibility, the Board receives reports and makes inquiries at its regular meetings or otherwise regarding various risks. However, the Board relies upon the Funds’ Chief Compliance Officer, who reports directly to the Board, and USBAM (including its Senior Business Line Risk Manager and other members of its management team) to assist the Board in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Although the risk management policies of USBAM and the other service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Funds can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Funds or USBAM, its affiliates or other service providers.

Standing Committees of the Board of Trustees

There are currently two standing committees of the Board: Audit Committee and Governance Committee. References to the “Funds” in the committee descriptions below are to FAF. All committee members are Independent Trustees. The Audit Committee and Governance Committee met two (2) and four (4) times, respectively, during the Funds’ fiscal year ended August 31, 2025.

	Committee Function	Committee Members

Audit Committee	The purposes of the Committee are (1) to oversee the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) to oversee the quality of the Funds’ financial statements and the independent audit thereof; (3) to assist Board oversight of the Funds’ compliance with legal and regulatory requirements; and (4) to act as a liaison between the Funds’ independent auditors and the full Board. The Audit Committee, together with the Board, has the ultimate authority and responsibility to select, evaluate and, where appropriate, replace the outside auditor (or to nominate the outside auditor to be proposed for shareholder approval in any proxy statement).	David K. Baumgardner (Chair) James D. McDonald Jennifer J. McPeek Harpreet Saluja P. Kelly Tompkins

Governance Committee

The Committee has responsibilities relating to (1) Board and Committee composition (including interviewing and recommending to the Board nominees for election as trustees; reviewing the independence of all independent trustees; reviewing Board composition to determine the appropriateness of adding individuals with different backgrounds or skills; reporting to the Board on which current and potential members of the Audit Committee qualify as Audit Committee Financial Experts; recommending a successor to the Board Chair when a vacancy occurs; consulting with the Board Chair on Committee assignments; and in anticipation of the Board’s request for shareholder approval of a slate of trustees, recommending to the Board the slate of trustees to be presented for Board and shareholder approval); (2) Committee structure (including, at least annually, reviewing each Committee’s structure and membership and reviewing each Committee’s charter and suggesting changes thereto); (3) trustee education (including developing an annual education calendar; monitoring independent trustee attendance at educational seminars and conferences; developing and conducting orientation sessions for new independent trustees; and managing the Board’s education program in a cost-effective manner); and (4) governance practices (including reviewing and making recommendations regarding trustee compensation and trustee expenses; monitoring trustee investments in the Funds; monitoring compliance with trustee retirement policies; reviewing compliance with the prohibition from serving on the board of trustees of mutual funds that are not part of FAF; if requested, assisting the Board Chair in overseeing self-evaluation process; in collaboration with outside counsel, developing policies and procedures addressing matters which should come before the Committee in the proper exercise of its duties; reviewing applicable new industry reports and “best practices” as they are published; reviewing and recommending changes in Board governance policies, procedures and practices; reporting the Committee’s activities to the Board and making such recommendations; reviewing and, as appropriate, recommending that the Board make changes to the Committee’s charter).

Jennifer McPeek (Chair) David K. Baumgardner James D. McDonald Harpreet Saluja P. Kelly Tompkins

The Governance Committee will consider shareholder recommendations for trustee nominees in the event there is a vacancy on the Board or in connection with any special shareholders meeting which is called for the purpose of electing Trustees. FAF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a trustee nominee should submit his or her recommendation in writing to the Chair of the Board (Mr. Tompkins) or the Chair of the Governance Committee (Ms. McPeek), in either case at First American Funds, 800 Nicollet Mall, BC-MN-17UL, Minneapolis, MN 55402. At a minimum, the recommendation should include:

●	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

●	a statement concerning whether the person is “independent” within the meaning of New York Stock Exchange and NYSE MKT listing standards and is not an “interested person” as defined in the 1940 Act;

●	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

●	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information that the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing trustees.

Trustee Ownership of Securities of the Funds or Adviser

The information in the table below discloses the dollar ranges of (i) each Trustee’s beneficial ownership in the Trust and (ii) each Trustee’s aggregate beneficial ownership in the Funds, including in each case the value of fund shares elected by Trustees in the Trustees’ deferred compensation plan (as applicable). The dollar range disclosed is based on the value of the securities as of December 31, 2024.

	Baumgardner	McDonald	McPeek	Saluja	Tompkins
Aggregate Holdings – FAF	—	—	—	—	—
Government Obligations Fund	—	—	—	—	—
Institutional Prime Obligations Fund	—	—	—	—	—
Retail Prime Obligations Fund	—	—	—	—	—
Retail Tax Free Obligations Fund	—	—	—	—	—
Treasury Obligations Fund	—	—	—	—	—
U.S. Treasury Money Market Fund	—	—	—	—	—

As of November 1, 2025, none of the Independent Trustees or their immediate family members owned, beneficially, or of record, any securities in (i) an investment adviser or principal underwriter of the Funds or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

Trustee Qualifications

The Board has determined that each Trustee should serve as such based on several factors (none of which alone is decisive).

Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills, diversity and experience on the Board. The Board believes that, collectively, the Trustees have balanced and diverse qualifications, skills, experiences, and attributes, which allow the Board to operate effectively in governing the Funds and protecting the interests of shareholders. Information about the specific qualifications, skills, experiences, and attributes of each Trustee, which in each case contributed to the Board’s conclusion that the Trustee should serve as a trustee of the Funds, is provided in the “Independent Trustees” table above.

Experience, Qualifications, Attributes, Skills for Board Membership

David K. Baumgardner has served for four years as a trustee of the Funds, served for over seven years as a director of the predecessor funds, has more than 25 years of experience as a chief financial officer of other entities, and was formerly a Certified Public Accountant at a large regional accounting firm.

James D. McDonald has served for two years as trustee of the Funds, and has more than 25 years of management and/or leadership experience in the financial services industry and holds a Certified Public Accountant designation in the state of Michigan.

Jennifer J. McPeek has served for four years as a trustee of the Funds, served for over four years as a director of the predecessor funds, has more than 25 years of experience in the financial services industry, and currently serves on the board of a large, publicly traded company.

Harpreet Saluja has served for two years as trustee of the Funds, and has more than 25 years of management and/or leadership experience in the areas of corporate strategy, global M&A transactions and finance and currently serves on other boards.

P. Kelly Tompkins has served for four years as a trustee of the Funds, served for over four years as a director of the predecessor funds, and has more than 25 years of management and/or leadership experience at both private, public and non-profit institutions.

Trustee Compensation

Effective January 1, 2024, FAF pays Trustees who are not paid employees or affiliates of the Funds an annual retainer of $195,000 ($270,000 in the case of the Chair). The Audit Committee Chair receives an additional annual retainer of $20,000 and the Governance Committee Chair receives an additional annual retainer of $17,000.

Trustees also receive $3,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, Trustees are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified above are allocated evenly among the funds in FAF.

The Funds do not provide any other pension or retirement benefits to Trustees.

The following table sets forth information concerning aggregate compensation paid to each Trustee of FAF (i) by FAF (column 2), and (ii) by FAF Inc. (column 5) during the fiscal year ended August 31, 2025. No executive officer or affiliated person of FAF received any compensation from FAF in excess of $60,000 during such fiscal period.

Compensation during Fiscal Year Ended August 31, 2025

Name of Person, Position	Aggregate Compensation from Registrant	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Registrant and FAF Paid to Trustees

David K. Baumgardner, Trustee	$ 215,000	-0-	-0-	$ 215,000
James D. McDonald, Trustee	195,000	-0-	-0-	195,000
Jennifer J. McPeek, Trustee	212,000	-0-	-0-	212,000
Harpreet Saluja, Trustee	195,000	-0-	-0-	195,000
P. Kelly Tompkins, Chair	270,000	-0-	-0-	270,000

Code of Ethics

FAF, USBAM, and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. The FAF Code of Ethics is on public file with, and is available from, the SEC.

Investment Advisory and Other Services for the Funds

Investment Adviser

Pursuant to an Investment Advisory Agreement, dated November 15, 2021 (the “Advisory Agreement”), USBAM, 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment adviser and manager of the Funds. The Adviser is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, the nation’s fifth-largest commercial bank. U.S. Bank is, in turn, a wholly-owned subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota. U.S. Bancorp provides a wide range of financial services for consumers, businesses, government entities and other financial institutions. At June 30, 2025, U.S. Bancorp and its subsidiaries had consolidated assets of $686.3 billion, consolidated deposits of $518.7 billion and shareholders’ equity of $61.4 billion.

Under the terms of the Advisory Agreement, each Fund has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.10% of the Fund’s average daily net assets (before any waivers).

The Advisory Agreement requires the Adviser to arrange, if requested by FAF, for officers or employees of the Adviser to serve without compensation from the Funds as Trustees, officers, or employees of FAF if duly elected to such positions by the shareholders or Trustees of FAF. The Adviser has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies, subject to review by the Board. The Adviser is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to the Board on the performance of such organizations. The Adviser will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds’ investments and to discharge its duties as investment adviser of the Funds.

In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Adviser or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its Trustees and officers with respect to such litigation. The Adviser will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Adviser other than liability for investments made by the Adviser in accordance with the explicit direction of the Board or the investment objectives and policies of the Funds. The Adviser has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Adviser.

The Adviser has contractually agreed to limit fund expenses for each share class, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed certain amounts through December 31, 2026. The Adviser may voluntarily waive or reimburse certain fees and expenses of a fund to the extent necessary to avoid a negative yield, or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. These voluntary waivers and reimbursements may be terminated at any time by the Adviser. In addition, with respect to such voluntary waivers or reimbursements, the Adviser may retain the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund’s overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

The following table sets forth total advisory fees before and after contractual and/or voluntary waivers for each fund’s predecessor fund for the fiscal year ended August 31, 2023, for each Fund and respective predecessor fund for the fiscal years ended August 31, 2024 and for each Fund for the fiscal year ended August 31, 2025.

	Fiscal Year Ended August 31, 2023		Fiscal Year Ended August 31, 2024		Fiscal Year Ended August 31, 2025
Fund	Advisory Fee Before Waivers	Advisory Fee After Waivers	Advisory Fee Before Waivers	Advisory Fee After Waivers	Advisory Fee Before Waivers	Advisory Fee After Waivers

Government Obligations Fund	$71,445,844	$$71,445,884	$82,040,087	$82,040,087	$102,311,687	$102,311,687
Institutional Prime Obligations Fund	1,362,036	1,362,036	1,581,714	1,581,714	1,107,873	1,107,873
Retail Prime Obligations Fund	2,668,856	2,668,856	2,965,653	2,965,653	3,381,932	3,381,932
Retail Tax Free Obligations Fund	387,416	335,765	379,260	241,107	376,672	284,838
Treasury Obligations Fund	39,777,584	39,777,584	48,007,355	48,007,355	49,514,818	49,514,818
U.S. Treasury Money Market Fund	3,792,250	3,792,250	5,156,617	5,156,617	6,763,335	6,763,335

Additional Payments to Financial Intermediaries

In addition to the sales charge payments and the distribution, service and transfer agency fees described in the Prospectuses and elsewhere in this SAI, the Adviser and/or the Distributor may make additional payments out of its own assets to selected intermediaries that attract assets to the Funds (such as brokers, dealers, banks, registered investment advisers, retirement plan administrators and other intermediaries; hereinafter, individually, “Intermediary,” and collectively, “Intermediaries”) pursuant to arrangements involving sales, distribution, shelf space, sub-accounting, administrative or shareholder processing services.

The amounts of these payments could be significant and may create an incentive for an Intermediary or its representatives to recommend or offer shares of the Funds to its customers. The Intermediary may elevate the prominence or profile of the Funds within the Intermediary’s organization by, for example, placing a Fund on a list of preferred or recommended funds, and/or granting the Adviser and/or the Distributor preferential or enhanced opportunities to promote the Funds in various ways within the Intermediary’s organization.

These payments are made pursuant to negotiated agreements with Intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectuses and described above because they are not paid by the Funds.

The categories of payments described below are not mutually exclusive, and a single Intermediary may receive payments under all categories.

Marketing Support Payments and Program Servicing Payments

The Adviser and/or the Distributor may make payments for marketing support and/or program servicing to selected Intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the First American Funds or that make First American Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.

Marketing Support Payments. Services for which an Intermediary receives marketing support payments may include business planning assistance, advertising, educating the Intermediary’s personnel about the First American Funds in connection with shareholder financial planning needs, placement on the Intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the Intermediary. In addition, Intermediaries may be compensated for enabling Fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary.

The Adviser and/or the Distributor compensates Intermediaries differently depending upon, among other factors, the number or value of Fund shares that the Intermediary sells or may sell, the value of the assets invested in the Funds by the Intermediary’s customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the Intermediary. Such payments are generally asset based but also may include the payment of a lump sum.

Program Servicing Payments. Services for which an Intermediary receives program servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with Fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An Intermediary may perform program services itself or may arrange with a third party to perform program services.

Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs, but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the Intermediary and are generally asset based.

Marketing Support and Program Servicing Payment Guidelines. In the case of any one Intermediary, marketing support and program servicing payments are not expected, with certain limited exceptions, to exceed, in the aggregate, 0.47% of the average net assets of Fund shares attributable to that Intermediary on an annual basis. U.S. Bank, N.A. and its affiliates are eligible to receive payments that exceed 0.47% of the average net assets of Fund shares attributable to U.S. Bank, N.A. or its affiliates on an annual basis.

Other Payments

From time to time, the Adviser and/or the Distributor, at its expense, may provide other compensation to Intermediaries that sell or arrange for the sale of shares of the Fund(s), which may be in addition to marketing support and program servicing payments described above. For example, the Adviser and/or the Distributor may: (i) compensate Intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset based or per account basis; (ii) compensate Intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected Intermediaries for items such as ticket charges (i.e., fees that an Intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an Intermediary charges for establishing a Fund on its trading system), and literature printing and/or distribution costs; and (iv) at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan.

When not provided for in a marketing support or program servicing agreement, the Adviser and/or the Distributor may pay Intermediaries for enabling the Adviser and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other Intermediary employees, client and investor events and other Intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. The Adviser and/or the Distributor makes payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

The Adviser and/or the Distributor occasionally sponsors due diligence meetings for registered representatives during which they receive updates on the Funds and are afforded the opportunity to speak with portfolio managers. Invitations to these meetings are not conditioned on selling a specific number of shares. Those who have shown an interest in the Funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, all or a portion of registered representatives’ expenses in attending these meetings may be covered by the Adviser and/or the Distributor.

Certain affiliates of the Adviser and employees of the Adviser may receive cash compensation from the Adviser and/or the Distributor in connection with establishing new client relationships with the Funds. Total compensation of employees of the Adviser and/or the Distributor with marketing and/or sales responsibilities is based in part on their generation of new client relationships, including new client relationships with the Funds.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their Intermediary for information about any payments it receives from the Adviser and/or the Distributor and the services it provides for those payments.

Investors may wish to take Intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Intermediaries Receiving Additional Payments

The following is a list of Intermediaries eligible to receive one or more of the types of payments discussed above as of October 31, 2025:

American Enterprise Investment Services, Inc.

Ameriprise Financial Services, Inc.

Bank of New York Mellon (The)

Bankers Trust Company

Blackrock Investments LLC

BofA Securities Inc.

BrokerTec Europe Limited

Brown Advisory Incorporated

Charles Schwab & Co., Inc.

Chicago Mercantile Exchange, Inc./ CME Shareholder Servicing LLC

Citibank N.A.

Comerica Bank

Copper River Advisors LLC

Fidelity Brokerage Services LLC / National Financial Services LLC / Fidelity Investments Institutional Operations Company, Inc.

Fifth Third Securities, Inc.

FIS Brokerage & Securities Services LLC

Goldman Sachs & Co. LLC

GWFS Equities, Inc.

HazelTree Fund Services Inc.

Institutional Bond Network

Institutional Cash Distributors LLC

J.M. Lummis Securities, Inc.

J.P. Morgan Chase Bank N.A.

J.P. Morgan Securities, LLC

Janney Montgomery Scott LLC

Lincoln Retirement Services Company LLC / AMG Service Corp.

LPL Financial LLC

Massachusetts Mutual Life Insurance Company

Mid Atlantic Capital Corporation

Mischler Financial Group Inc.

Moreton Capital Markets LLC

MSCS Financial Services, LLC

PNC Capital Markets LLC

Principal Life Insurance Company

RBC Capital Markets LLC

RBC Dain Rauscher, Inc.

Reliance Trust Company

Robert W. Baird & Co., Inc.

State Street Global Markets LLC

SVB Asset Management

TIAA-CREF Individual & Institutional Services, LLC

Treasury Brokerage, LLC

U.S. Bancorp Fund Services, LLC

U.S. Bancorp Investments, Inc.

U.S. Bank, N.A.

VALIC Retirement Services Company

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

Any additions, modification or deletions to the list of Intermediaries identified above that have occurred since October 31, 2025, are not reflected.

Administrator

U.S. Bancorp Asset Management, Inc. (the “Administrator”) serves as administrator pursuant to an Administration Agreement between the Administrator and the Funds, dated as of November 15, 2021. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Funds. These services include various oversight and legal services, accounting services and shareholder services. The Funds pay the Administrator fees which are calculated daily and paid monthly. Such fees are equal to each Fund’s pro rata share of an amount equal, on an annual basis, to 0.18% of the aggregate average daily Class A share net assets and 0.13% of the aggregate average daily net assets for all other share classes of the Funds up to $8 billion, 0.165% for Class A shares and 0.115% for all other share classes on the next $17 billion of aggregate average daily net assets, 0.15% for Class A shares and 0.10% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.13% for Class A shares and 0.08% for all other classes of the aggregate average daily net assets in excess of $50 billion. The Administrator pays a portion of such fees to U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 777 East Wisconsin Avenue, Milwaukee, WI 53202, pursuant to a Sub-Administration Agreement dated November 15, 2021 whereby Fund Services provides various sub- administration services. Fund Services is a wholly-owned subsidiary of U.S. Bancorp.

The following table sets forth total administrative fees, after waivers, paid to the Administrator by each fund’s predecessor fund for the fiscal year ended August 31, 2023, by each Fund and respective predecessor fund for the fiscal years ended August 31, 2024, and by each Fund for the fiscal year ended August 31, 2025:

Fund	Fiscal Year Ended August 31, 2023	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2025
Government Obligations Fund	$ 45,413,588	$51,123,993	$61,272,054
Institutional Prime Obligations Fund	726,747	899,076	559,171
Retail Prime Obligations Fund	1,880,572	1,191,079	1,405,570
Retail Tax Free Obligations Fund	15,825	17,204	22,281
Treasury Obligations Fund	22,927	28,652,742	31,258,196
U.S. Treasury Money Market Fund	3,063,212	4,373,188	5,627,656

Effective November 15, 2021, FAF entered into a Shareholder Service Plan and Agreement with USBAM, under which USBAM agreed to provide FAF, or enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V and Class Y shares.

In the Shareholder Services Plan and Agreement, USBAM agreed that the services provided thereunder will in no event be primarily intended to result in the sale of Fund shares. Pursuant to the Shareholder Service Plan and Agreement, the Funds have agreed to pay USBAM a fee at an annual rate of 0.25% of the average net asset value of the Class A, Class D, and Class Y shares, a fee at an annual rate of 0.20% of the average net asset value of the Class T shares, and a fee at an annual rate of 0.10% of the average net asset value of the Class V shares computed daily and paid monthly.

The following table sets forth total shareholder servicing fees, after waivers, paid to USBAM by each fund’s predecessor fund for the fiscal year ended August 31, 2023, by each Fund and respective predecessor fund for the fiscal years ended August 31, 2024 and by each Fund for the fiscal year ended August 31, 2025:

Fiscal Year Ended August 31, 2023	Class A	Class D	Class T	Class Y	Class V
Government Obligations Fund	$716,971	$10,183,239	$2,179,441	$24,277,061	$2,569,415
Institutional Prime Obligations Fund	N/A	N/A	136,492	519,815	63,221
Retail Prime Obligations Fund	1,049,380	N/A	2,637,665	32,122	17,706
Retail Tax Free Obligations Fund	72,455	N/A	485,432	40,610	3,156
Treasury Obligations Fund	977,353	4,090,410	796,946	9,224,942	965,652
U.S. Treasury Money Market Fund	126,709	149,989	153,901	1,269,283	216,061

Fiscal Year Ended August 31, 2024	Class A	Class D	Class T	Class Y	Class V
Government Obligations Fund	$641,456	$10,437,893	$70,158	$25,954,288	$3,166,513
Institutional Prime Obligations Fund	N/A	N/A	166,683	446,944	72,389
Retail Prime Obligations Fund	1,503,992	N/A	8,934	35,682	367
Retail Tax Free Obligations Fund	77,308	N/A	31,427	45,633	6,793
Treasury Obligations Fund	1,402,928	4,161,701	5,825	13,255,566	1,159,394
U.S. Treasury Money Market Fund	196,813	299,731	35,289	2,546,125	339,612

Fiscal Year Ended August 31, 2025	Class A	Class D	Class T	Class Y	Class V
Government Obligations Fund	$868,916	$11,706,856	$47,322	$29,687,135	$4,203,094
Institutional Prime Obligations Fund	N/A	N/A	144,619	487,174	69,580
Retail Prime Obligations Fund	1,633,481	N/A	9,598	37,887	976
Retail Tax Free Obligations Fund	74,498	N/A	28,988	42,803	45
Treasury Obligations Fund	1,371,446	4,351,858	45,727	13,638,588	1,384,367
U.S. Treasury Money Market Fund	231,976	310,479	35,576	4,291,138	444,685

Transfer Agent

Fund Services, 777 East Wisconsin Avenue, Milwaukee, WI 53202, serves as the Funds’ transfer agent pursuant to a Transfer Agency and Shareholder Servicing Agreement between Fund Services and the Funds dated November 15, 2021. Pursuant to the Transfer Agency and Shareholder Servicing Agreement, the Funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum per share class fee. These fees are charged to each Fund based on the number of accounts within the Fund. The Fund reimburses Fund Services for out-of-pocket expenses incurred in providing transfer agent services.

The following table sets forth transfer agent fees paid to Fund Services by each fund’s predecessor fund for the fiscal year ended August 31, 2023, by each Fund and respective predecessor fund for the fiscal years ended August 31, 2024 and by each Fund for the fiscal year ended August 31, 2025:

Fund	Fiscal Year Ended August 31, 2023	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2025
Government Obligations Fund	$432,123	$483,762	$589,270
Institutional Prime Obligations Fund	8,231	9,334	6,384
Retail Prime Obligations Fund	16,157	17,504	19,471
Retail Tax Free Obligations Fund	2,345	2,237	2,170
Treasury Obligations Fund	240,406	283,162	285,217
U.S. Treasury Money Market Fund	22,927	30,402	38,951

Distributor

Quasar Distributors, LLC, 190 Middle Street, 2nd Floor, Portland, ME 04101, serves as the distributor for the Funds’ shares pursuant to a distribution agreement dated November 15, 2021 applicable to the various share classes (the “Distribution Agreement”). The Distributor is a wholly owned subsidiary of Foreside Distributors, LLC and an indirect subsidiary of Foreside Financial Group, LLC.

Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Deposit Insurance Fund, which is administered by the FDIC.

Under the Distribution Agreement, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are continuously offered and distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the “Participating Institutions”) which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

Under the Distribution Agreement, the Funds pay the Distributor distribution and/or shareholder servicing fees in connection with Class A and Class D shares. The Distributor receives no compensation from the Funds for distribution or shareholder servicing of the Class P, Class T, Class U, Class V, Class X, Class Y, and Class Z shares.

The Distribution Agreement provides that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board and by the vote of the majority of those Board members who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF’s Rule 12b-1 Plan or in any agreement related to such plans.

The Distributor received the following compensation from each Fund during their most recent fiscal year ended August 31, 2025:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation[1]
Government Obligations Fund	None	None	None	None
Institutional Prime Obligations Fund	None	None	None	None
Retail Prime Obligations Fund	None	None	None	None
Retail Tax Free Obligations Fund	None	None	None	None
Treasury Obligations Fund	None	None	None	None
U.S. Treasury Money Market Fund	None	None	None	None

[1]	Primarily represents Rule 12b-1 fees paid to the Distributor as dealer of record on certain shareholder accounts under FAF Inc.’s Rule 12b-1 Distribution and Service Plan. Total fees paid by the predecessor funds of under FAF Inc.’s Rule 12b-1 Distribution and Service Plan are provided below.

The Distributor has not received or retained any commissions from any of the Funds or predecessor funds during each of the fiscal years ending August 31, 2023, August 31, 2024 and August 31, 2025.

FAF has also adopted Plans of Distribution dated November 15, 2021 with respect to the Class A and Class D shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under Rule 12b-1. Each of the Plans is a “reimbursement-type” plan under which the Distributor is entitled to receive the fees payable only to the extent of its actual distribution expenses. The distribution fees under the Plans are used for the primary purpose of compensating broker-dealers for their sale of fund shares. The shareholder servicing fees payable under the Plans, if any, are used for the primary purpose of compensating third parties for their provision of services to Fund shareholders.

The Class A shares pay to the Distributor a distribution fee at an annual rate of up to 0.25% of the average daily net assets of the Class A shares. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class A shares. This fee is calculated and paid each month based on the Distributor’s actual distribution expenses for that month.

The Class D shares of each Fund pay a distribution fee to the Distributor monthly at the annual rate of up to 0.15% of each Fund’s Class D share average daily net assets. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class D shares. This fee is calculated and paid each month based on the Distributor’s actual distribution expenses for that month.

The Plan recognizes that the Distributor, any Participating Institution, the Administrator, and the Adviser, in their discretion, may from time to time use their own assets to pay for certain additional costs in connection with the distribution or shareholder servicing of Class A and Class D shares of the Funds, in addition to payments made by such entities for costs associated with the distribution of the other share classes of the Funds that are not subject to the Plan. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Adviser at any time.

As reflected in the following table, the Funds paid the following 12b-1 fees to the Distributor with respect to the Class A shares and Class D shares during the fiscal year ended August 31, 2025. The table also describes the activities for which such payments, when made, are used. As noted above, no 12b-1 fees are paid (or were paid by the Funds) with respect to Class P shares, Class T shares, Class U shares, Class V shares, Class X shares, Class Y shares, and Class Z shares.

Fund	Total 12b-1 Fees Paid to Distributor	Amount Retained by Distributor[1]	Compensation Paid to Participating Intermediaries	Other
Government Obligations Fund
Class A	$ 863,603	$—	$ 862,395	$1,208
Class D	7,015,954	—	7,017,928	(1,974)
Retail Prime Obligations Fund
Class A	1,610,932	—	1,610,936	(4)
Retail Tax Free Obligations Fund
Class A	74,208	—	74,202	6
Treasury Obligations Fund
Class A	1,363,372	—	1,363,441	(69)
Class D	2,608,045	—	2,608,665	(620)
U.S. Treasury Money Market Fund
Class A	231,920	—	231,881	39
Class D	186,114	—	186,147	(33)

[1]	Amounts retained by the Distributor are used to pay for various distribution and shareholder servicing expenses, including advertising, marketing, wholesaler support, and printing prospectuses.

Custodian and Independent Registered Public Accounting Firm

Custodian

U.S. Bank (the “Custodian”), 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212, acts as custodian of the Funds’ assets and portfolio securities pursuant to a Custodian Agreement dated November 15, 2021. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the Funds’ order.

Each Fund pays the Custodian its pro rata share of an amount equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the Funds up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the Funds for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the Funds in excess of $50 billion. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board including a majority of the Trustees who are not “interested persons” of FAF, as that term is defined in the 1940 Act.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 700 Nicollet Mall, Suite 500, Minneapolis, Minnesota, 55402, serves as the Funds’ independent registered public accounting firm, providing audit services, including audits of the annual financial statements.

Proxy Voting

Because the Funds invest primarily in short-term debt obligations, the probability of the Funds or USBAM receiving a proxy request on behalf of the Funds is remote. Nonetheless, the Funds have adopted Proxy Voting Policies and Procedures that delegate the responsibility of voting proxies to USBAM. The Proxy Voting Policies and Procedures of the Funds are attached as Appendix A.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2025 is available on the Funds’ website, without charge and upon request by calling 800 677-3863, and on the SEC’s website at www.sec.gov.

Portfolio Transactions

The Funds’ portfolios are almost exclusively composed of fixed income securities and most of the portfolio transactions are made directly with the issuer of the securities or with broker-dealers acting for their own account or as agents. A Fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or mark-up or mark-down, which is not disclosed separately.

The Adviser determines the broker-dealers with or through which the Funds’ securities transactions are executed. The primary consideration in placing a portfolio transaction with a particular broker-dealer is efficiency in executing orders and obtaining the most favorable net prices for the Fund under the circumstances of each particular transaction. More specifically, the Adviser considers the full range and quality of the services offered by a broker-dealer. The determination may include the competitiveness of price; access to desirable securities; willingness and ability to execute difficult or large transactions; value, nature, and quality of any brokerage and research products and services provided; financial responsibility (including willingness to commit capital) of the broker-dealer; ability to minimize market impact; maintenance of the confidentiality of orders; responsiveness of the broker-dealer to the Adviser; and ability to settle trades. For transactions where competitiveness of price is the determining factor, all other factors being equal, the Adviser will seek to obtain more than one offer or bid on purchases and sales of securities to the extent they are available. The Adviser may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the Adviser’s desire to accept a particular price for a security because the price offered by the dealer meets the Adviser’s guidelines for profit, yield, or both. While it is the Adviser’s policy to seek the most advantageous price on each transaction, there is no assurance it will be successful in doing so on every transaction.

When consistent with the best execution objectives described above, business may be placed with broker-dealers who furnish brokerage and research products and services to the Adviser. Such brokerage and research products and services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy. The research products and services may allow the Adviser to supplement its own investment research activities and enable it to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Adviser would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions. As a general matter, the brokerage and research products and services that the Adviser receives from broker-dealers are used to service all of the Adviser’s accounts. However, any particular brokerage and research product or service may not be used to service each and every account, and may not benefit the particular accounts that generated the transactions that may have resulted in the receipt of the product or service.

The Adviser has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any “formula” that must be followed in connection with the placement of the Funds’ portfolio transactions in exchange for brokerage and research products and services provided to the Adviser. The Adviser may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Adviser with brokerage and research products and services, which the Adviser anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Adviser would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the Funds.

Generally, the Adviser does not aggregate or “bunch” fixed income securities orders. The Adviser may, at its discretion, aggregate or bunch orders in the same fixed income securities for all accounts, provided that no account is favored over any other participating account, in an effort to obtain best execution at the best price available. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each account is concerned. In other cases, however, the ability of the accounts to participate in volume transactions will produce better executions for each account. It is the Adviser’s policy to allocate investment opportunities among all accounts in a fair and equitable manner that does not systematically favor one account over any other, by providing buy and sell opportunities to all accounts.

No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Adviser or the Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliated broker-dealer normally gives to others.

During their three most recent fiscal years ended August 31, the Funds and their predecessor funds paid no brokerage commissions to any brokers, including affiliated brokers. At August 31, 2025, the following Funds held securities of broker-dealers which are deemed to be “regular brokers or dealers” of the Funds under the 1940 Act (or of such broker-dealers’ parent companies) in the following amounts (in thousands) (Government Obligations Fund, Treasury Obligations Fund, Retail Tax Free Obligations Fund and U.S. Treasury Money Market Fund held no such securities):

Issuer (Security Type)	Institutional Prime Obligations Fund	Retail Prime Obligations Fund
Canadian Imperial Bank (certificates of deposit)	—	5,000
Canadian Imperial Bank (non-negotiable time deposit)	45,000	155,000
Credit Agricole (non-negotiable time deposit)	45,000	190,000

Description of the Trust’s Shares

The Trust may issue an unlimited number of full Shares of beneficial interest of each Fund, with a par value of $0.00000001, and divide or combine the Shares of any series into a greater or lesser number of Shares of that Fund without thereby changing the proportionate beneficial interests in that Fund. Each Share represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Restrictions on Holding or Disposing of Shares

Shares are redeemable only as described in the Prospectus. The Funds may be terminated by reorganization into another open-end fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Shareholder Liability

The Trust is organized as a business trust under Massachusetts law. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust’s Declaration of Trust disclaims any shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative. The risk of a Fund incurring financial loss on account of another series of the Trust also is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series of the Trust was unable to meet its obligations.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund according to the number of shares of each Fund held by shareholders on the record date.

Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Massachusetts business trust law. Each whole share (or fractional share) outstanding on the record date shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date (for example, a share having a net asset value of $1.00 would be entitled to 1 vote).

Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant. With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class is voted on by holders of that class of shares. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved.

Additionally, approval of an investment advisory agreement is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders. Special meetings may be called for certain purposes.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or a Fund, all shares have equal rights and shareholders of a Fund are entitled to a proportionate share of the assets of the Fund that are available for distribution and to a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conduct of the Trust’s Business

Forum Selection.

The Trust’s Bylaws provide that the sole and exclusive forums for any shareholder (including a beneficial owner of shares) to bring (i) any action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim for breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim against the Trust or any of its Trustees, officers or employees arising pursuant to any provision of the statutory or common law of the state in which the Trust is organized or any federal securities law, in each case as amended from time to time, or the Trust’s Trust Instrument or Bylaws, or (iv) any action asserting a claim governed by the internal affairs doctrine shall be within the federal or state courts in the state in which the Trust is organized.

This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that the shareholder finds favorable for disputes with a Trust and/or any of its Trustees, officers, employees or service providers. If a court were to find the forum selection provision contained in the Bylaws to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

Derivative and Direct Claims of Shareholders.

The Trust’s Bylaws contain provisions regarding derivative and direct claims of shareholders. As used in the Bylaws, a “direct” shareholder claim refers to (i) a claim based upon alleged violations of a shareholder’s individual rights independent of any harm to the Trust, including a shareholder’s voting rights under the Bylaws; rights to receive a dividend payment as may be declared from time to time; rights to inspect books and records; or other similar rights personal to the shareholder and independent of any harm to the Trust; and (ii) a claim for which a direct shareholder action is expressly provided under the U.S. federal securities laws. Any other claim asserted by a shareholder, including without limitation any claims purporting to be brought on behalf of the Trust or involving any alleged harm to the Trust, is considered a “derivative” claim as used in the Trust’s Declaration of Trust and Bylaws. A “derivative” claim does not include any derivative or other claim arising under the U.S. federal securities laws.

A shareholder may not bring or maintain any court action or other proceeding asserting a derivative claim or any claim asserted on behalf of the Trust or involving any alleged harm to the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim, and such demand shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the shareholder makes a specific showing that irreparable nonmonetary injury to the Trust would otherwise result.

The Trustees shall consider any demand or request within 90 days of its receipt by the Trust or inform claimants within such time that further review and consideration is required, in which case the Trustees shall have an additional 120 days to respond. In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Trust or of any series or class of shares, as appropriate. Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholder seeking authorization.

Any person purchasing or otherwise holding any interest in shares of beneficial interest of the Trust will be deemed to have notice of and consented to the foregoing provisions. These provisions may limit a shareholder’s ability to bring a claim against the Trustees, officers or other employees of the Trust and/or its service providers.

Shares of Beneficial Interest

Each share of beneficial interest of the Funds is fully paid, non-assessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

Each share of the Funds has one vote. On some issues, such as the election of Trustees, all shares of the Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of Trustees are able to elect all of the Trustees if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

The Bylaws of FAF provide that annual shareholders’ meetings are not required and that meetings of shareholders need be held only with such frequency as required under Massachusetts law and the 1940 Act.

As of October 24, 2025, the Trustees and officers of FAF as a group owned less than one percent of each Fund’s outstanding shares and set forth below are the name and address of any person (a “principal shareholder”) who owned of record or beneficially 5% or more of any class of outstanding shares of each Fund and their percentage of ownership. Also set forth below are the name and address of any person (a “control person”) who owned of record or beneficially either directly or through controlled companies more than 25% of the voting securities of each Fund or who acknowledges or asserts the existence of control. Control persons may be able to determine or significantly influence the outcome of matters submitted to a shareholder vote.

	Class A	Class D	Class P	Class T	Class U	Class V	Class X	Class Y	Class Z

GOVERNMENT OBLIGATIONS FUND
BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787	88.80%

U.S. BANCORP INVESTMENTS INC 60 LIVINGSTON AVE ST.PAUL, MN 55107-2292	10.61%
BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787		100.00%

HARE & CO #2 ATTN V MICHAEL PATTON 111 SANDERS CREEK PKWY RM 130-0280 EAST SYRACUSE NY 13057-1382			45.12%
JPMS LLC - CHASE PROCESSING 28521 4 CHASE METROTECH CENTER 7TH FLOOR BROOKLYN NY 11245-0003			29.98%

CHICAGO MERCANTILE EXCHANGE INC 20 S WACKER DR CHICAGO IL 60606-7431			16.13%
BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787				100.00%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787					76.88%

Class A	Class D	Class P	Class T	Class U	Class V	Class X	Class Y	Class Z

US BANK NA MONEY CENTER CUST FBO CACHE MATRIX 1555 N RIVERCENTER DR STE 302 MILWAUKEE WI 53212-3958	23.12%
BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787		78.67%

US BANK NA FBO INVESTMENT SWEEP CUSTOMERS ATTN: SHEILA GALLANT 800 NICOLLET AVE MINNEAPOLIS MN 55402-7000		16.09%

US BANK NA MONEY CENTER CUST OMNIBUS REINVEST FBO CUSTOMERS ATTN SHANE D KITZAN 777 E WISCONSIN AVE FL 4 MILWAUKEE WI 53202-5300		5.24%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787			61.00%

JPMS LLC - CHASE PROCESSING 28521 4 CHASE METROTECH CENTER 7TH FLOOR BROOKLYN NY 11245-0003			8.88%

US BANK NA MONEY CENTER CUST OMNIBUS REINVEST FBO CUSTOMERS ATTN SHANE D KITZAN 777 E WISCONSIN AVE FL 4 MILWAUKEE WI 53202-5300			5.70%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787				83.03%

Class A	Class D	Class P	Class T	Class U	Class V	Class X	Class Y	Class Z

US BANK NA FBO INVESTMENT SWEEP CUSTOMERS ATTN: SHEILA GALLANT 800 NICOLLET AVE MINNEAPOLIS MN 55402-7000			16.96%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787				76.10%

US BANK NA FBO INVESTMENT SWEEP CUSTOMERS ATTN: SHEILA GALLANT 800 NICOLLET AVE MINNEAPOLIS MN 55402-7000				15.72%

INSTITUTIONAL PRIME OBLIGATIONS FUND
BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787	100.00%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787		92.21%

US BANK NA MONEY CENTER CUST OMNIBUS REINVEST FBO CUSTOMERS ATTN SHANE D KITZAN 777 E WISCONSIN AVE FL 4 MILWAUKEE WI 53202-5300		7.79%
BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787			99.45%

Class A	Class D	Class P	Class T	Class U	Class V	Class X	Class Y	Class Z

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787					98.30%

RETAIL PRIME OBLIGATIONS FUND
US BANCORP INVESTMENTS INC 60 LIVINGSTON AVENUE SAINT PAUL MN 55107-2292	92.61%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787	6.54%

US BANCORP INVESTMENTS INC 60 LIVINGSTON AVENUE SAINT PAUL MN 55107-2292		65.62%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787		34.36%
US BANCORP INVESTMENTS INC 60 LIVINGSTON AVENUE SAINT PAUL MN 55107-2292			93.01%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787			6.62%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787				99.98%

Class A	Class D	Class P	Class T	Class U	Class V	Class X	Class Y	Class Z

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787				99.99%

US BANCORP INVESTMENTS INC 60 LIVINGSTON AVENUE SAINT PAUL MN 55107-2292					97.02%

RETAIL TAX FREE OBLIGATIONS FUND
BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787	67.96%

U.S. BANCORP INVESTMENTS INC 60 LIVINGSTON AVE ST.PAUL, MN 55107-2292	31.70%
BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787		99.99%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787			96.69%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787				100.00%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787					99.36%

Class A	Class D	Class P	Class T	Class U	Class V	Class X	Class Y	Class Z

TREASURY OBLIGATIONS FUND
U.S. BANCORP INVESTMENTS INC 60 LIVINGSTON AVE ST.PAUL, MN 55107-2292	54.86%
BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787	44.72%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787		100.00%

HARE & CO #2 ATTN STIF OPERATIONS PO BOX 223910 PITTSBURGH PA 15251-2910			90.91%

JPMS LLC - CHASE PROCESSING 28521 4 CHASE METROTECH CENTER 7TH FLOOR BROOKLYN NY 11245-0003			7.04%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787				99.99%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787					91.12%

US BANK NA MONEY CENTER CUST OMNIBUS REINVEST FBO CUSTOMERS ATTN SHANE D KITZAN 777 E WISCONSIN AVE FL 4 MILWAUKEE WI 53202-5300					8.88%

Class A	Class D	Class P	Class T	Class U	Class V	Class X	Class Y	Class Z

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787		79.44%

US BANK NA MONEY CENTER CUST OMNIBUS REINVEST FBO CUSTOMERS ATTN SHANE D KITZAN 777 E WISCONSIN AVE FL 4 MILWAUKEE WI 53202-5300		14.69%
BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787			58.68%

US BANK NA FBO INVESTMENT SWEEP CUSTOMERS ATTN: SHEILA GALLANT 800 NICOLLET AVE MINNEAPOLIS MN 55402-7000			41.31%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787				70.66%

US BANK NA FBO INVESTMENT SWEEP CUSTOMERS ATTN: SHEILA GALLANT 800 NICOLLET AVE MINNEAPOLIS MN 55402-7000				23.37%

U.S. TREASURY MONEY MARKET FUND
BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787	82.99%

Class A	Class D	Class P	Class T	Class U	Class V	Class X	Class Y	Class Z

U.S. BANCORP INVESTMENTS INC 60 LIVINGSTON AVE ST.PAUL, MN 55107-2292	17.01%
BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787		99.60%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787			100.00%

US BANK NA MONEY CENTER CUST OMNIBUS REINVEST FBO CUSTOMERS ATTN SHANE D KITZAN 777 E WISCONSIN AVE FL 4 MILWAUKEE WI 53202-5300				72.29%
BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787				27.71%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787					56.64%

US BANK NA FBO INVESTMENT SWEEP CUSTOMERS ATTN: SHEILA GALLANT 800 NICOLLET AVE MINNEAPOLIS MN 55402-7000					43.35%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787						97.82%

Net Asset Value and Public Offering Price

The public offering price of the shares of a Fund generally equals the Fund’s net asset value. The net asset value per share of a Fund is calculated on each day the Fund is open for business at the time or times indicated in the Fund’s Prospectus. The net asset value may be calculated early on any business day when the bond markets close early (typically on the business day preceding a Federal holiday). The Funds are generally open for business each day that the Federal Reserve Bank of New York (the “Federal Reserve”) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. A Fund may close when the Federal Reserve is open and the NYSE is closed, such as Good Friday. On August 31, 2025, the net asset value per share for each Fund was calculated as set forth below.

Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share

Government Obligations Fund
Class A	$ 401,725,607	401,724,857	$ 1.00
Class D	4,915,572,811	4,915,558,707	1.00
Class P	5,607,265,071	5,607,282,280	1.00
Class T	48,371,058	48,373,661	1.00
Class U	5,075,092,449	5,075,078,645	1.00
Class V	5,007,993,332	5,007,986,283	1.00
Class X	40,358,786,091	40,358,789,324	1.00
Class Y	12,136,834,918	12,136,775,702	1.00
Class Z	42,157,630,956	42,157,563,652	1.00

Institutional Prime Obligations Fund
Class T	$ 44,191,715	44,198,284	0.9999
Class V	63,209,068	63,211,790	1.0000
Class Y	202,220,481	202,227,166	1.0000
Class Z	781,522,280	781,630,953	0.9999

Retail Prime Obligations Fund
Class A	$ 631,881,461	631,880,773	1.00
Class T	4,509,666	4,510,981	1.00
Class V	863,361	863,318	1.00
Class X	3,270,625,001	3,270,624,956	1.00
Class Y	8,708,910	8,707,653	1.00
Class Z	89,656,393	89,655,838	1.00

Retail Tax Free Obligations Fund
Class A	$ 29,460,940	29,458,793	1.00
Class T	7,313,523	7,292,009	1.00
Class V	28,419	28,437	1.00
Class Y	15,956,766	15,949,036	1.00
Class Z	309,854,348	309,861,102	1.00

Treasury Obligations Fund
Class A	$ 529,338,288	529,343,465	1.00
Class D	1,874,529,064	1,874,554,184	1.00
Class P	4,486,511,016	4,486,505,741	1.00
Class T	49,835,232	49,834,736	1.00
Class V	1,352,877,742	1,352,888,128	1.00
Class X	16,750,098,804	16,750,157,578	1.00
Class Y	5,377,460,056	5,377,508,615	1.00
Class Z	21,152,299,793	21,152,427,887	1.00

U.S. Treasury Money Market Fund
Class A	$ 106,342,218	106,331,239	1.00
Class D	223,424,992	223,421,477	1.00
Class T	24,598,186	24,605,946	1.00
Class V	328,496,290	328,476,467	1.00
Class X	1,036,846,211	1,036,846,699	1.00
Class Y	1,727,168,781	1,727,064,459	1.00
Class Z	3,625,367,930	3,625,302,785	1.00

Valuation of Portfolio Securities

With the exception of Institutional Prime Obligations Fund, the Funds’ portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

With the exception of Institutional Prime Obligations Fund, the valuation of the Funds’ portfolio instruments based upon their amortized cost and the concomitant maintenance of each Fund’s per share net asset value of $1.00 is permitted in accordance with Rule 2a-7, under which each Fund must adhere to certain conditions, including the conditions described above under “Investment Restrictions – Additional Restrictions.” With the exception of Institutional Prime Obligations Fund, it is the normal practice of the Funds to hold portfolio securities to maturity and realize par unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The Board must establish procedures designed to stabilize, to the extent reasonably possible, each Fund’s price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of each Fund other than Institutional Prime Obligations Fund to maintain a per share net asset value of $1.00. Such procedures will include review of each Fund’s portfolio holdings at such intervals as the Board may deem appropriate, to determine whether the Fund’s net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board determines that a deviation which may have such a result exists, they will take such corrective action as they regard as necessary and appropriate.

Taxes

Each Fund intends to qualify and to elect to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

Each Fund expects to distribute net realized capital gains (if any) once each year, although it may distribute them more frequently if, for each Fund other than Institutional Prime Obligations Fund, it is necessary in order to maintain a Fund’s net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

In the case of the Institutional Prime Obligations Fund, because the Fund has a floating NAV, a sale of Fund shares may result in a capital gain or loss for you. In addition, if one of the other funds were not able to maintain a stable NAV, or were to impose a liquidity fee, redeeming shares of that fund would likely cause you to recognize a capital loss or gain. When you sell your shares of Institutional Prime Obligations Fund, or another fund if it were unable to maintain a stable NAV or impose a liquidity fee, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on Fund shares.

The IRS has issued final regulations that permit a simplified method of accounting for gains and losses realized upon the disposition of shares of a regulated investment company that is a money market fund, including as a result of the imposition of a liquidity fee. Very generally, rather than realizing gain or loss upon each redemption of a share, a shareholder of a money market fund using such method of accounting will recognize gain or loss with respect to such a Fund’s shares for a given computation period (the shareholder’s taxable year or shorter period selected by the shareholder) equal to the value of all the Fund shares held by the shareholder on the last day of the computation period, less the value of all Fund shares held by the shareholder on the last day of the preceding computation period, less the shareholder’s net investment in the Fund (generally, purchases minus redemptions) made during the computation period. Additionally, the IRS has issued guidance providing that any loss realized on a sale of shares of a regulated investment company that is a money market fund will not be disallowed under the “wash sale” rules to the extent each Fund qualifies as a “money market fund” under the 1940 Act.

Under the Code, each Fund is required to withhold a percentage of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that (i) the social security number or taxpayer identification number supplied by them is correct and (ii) they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

Shareholders of a Fund are urged to consult their own tax advisors regarding their investment in the Fund.

Special Considerations for Retail Tax Free Obligations Fund

Under the Code, interest on indebtedness incurred by shareholders to purchase or carry shares of an investment company paying exempt- interest dividends, such as Retail Tax Free Obligations Fund, will not be deductible for federal income tax purposes. Indebtedness may be allocated to shares of Retail Tax Free Obligations Fund even though not directly traceable to the purchase of such shares. Federal tax law also restricts the deductibility of other expenses allocable to shares of Retail Tax Free Obligations Fund.

For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing “modified adjusted gross income” for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax-exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for certain tax-exempt securities. Retail Tax Free Obligations Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Fund will avoid investment in such tax-exempt securities which, in the opinion of the Adviser, pose a material risk of the loss of tax exemption. Further, if such tax-exempt security in the Fund’s portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.

Additional Information about Purchasing and Redeeming Shares

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in the funds may be transferred to that state.

Additional Charges

Investment professionals or financial institutions may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual investment professional or financial institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Your investment professional or financial institution will provide you with specific information about any processing or service fee you will be charged.

Receipt of Orders by Financial Intermediaries

The Funds, other than Institutional Prime Obligations Fund, have authorized one or more Intermediaries to receive purchase and redemption orders on the Funds’ behalf. Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. Except for Institutional Prime Obligations Fund, a Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, an Intermediary’s authorized designee, receives the order.

For Institutional Prime Obligations Fund, the Fund will be deemed to have received a purchase or redemption order once the order is accepted in proper form by the Fund’s transfer agent and the order will be priced at the Fund’s current NAV next determined after it is accepted by the transfer agent.

Redeeming Shares by Telephone

A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Pursuant to instructions received from the financial institution, redemptions will be made by check, by wire transfer or, if available, by ACH transaction.

Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning 800 677-3863. At the shareholder’s request, redemption proceeds will be paid by check and mailed to the shareholder’s address of record, or ACH (if available) or wire transferred to the shareholder’s account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. ACH and wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time a Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrator nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that they reasonably believe to be genuine. The Administrator and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include recording of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrator examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrator subsequently sends confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrator and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

Redeeming Shares by Mail

Shareholders may redeem Fund shares by sending a written request to their investment professional, their financial institution, or the Funds. The written request should include the shareholder’s name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Funds, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

●	a trust company or commercial bank, the deposits of which are insured by the Deposit Insurance Fund, which is administered by the FDIC;

●	a member firm of the New York, NYSE MKT, Boston, Midwest, or Pacific Stock Exchanges or the Financial Industry Regulatory Authority;

●	a savings bank or savings and loan association the deposits of which are insured by the Deposit Insurance Fund, which is administered by the FDIC; or

●	any other “eligible guarantor institution,” as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redeeming Shares by Checking Account – Class A Shares Only

At the shareholder’s request, the Transfer Agent will establish a checking account for redeeming Fund shares for Government Obligations Fund, Treasury Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund and U.S. Treasury Money Market Fund. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more, unless your investment professional or financial institution requires a higher minimum. The redemption will be made at the net asset value next calculated after the Transfer Agent receives the request for payment on the check. A check may not be written to close an account. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Funds.

Redemption before Purchase Instruments Clear

When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to 15 calendar days from the purchase date.

Exchanging Shares among Fund Families

The Funds are offered as money market exchange vehicles for certain other mutual fund families that have entered into agreements with the Funds’ distributor or transfer agent. If you are using one of the Funds as such an exchange vehicle, you may exchange your shares only for shares of the funds in that other mutual fund family; you may not exchange your shares for shares of another Fund. You may be assessed certain transactional or service fees by your original mutual fund family in connection with any such exchange. In addition, you may be subject to the CDSC schedules, if any, of such fund family.

Research Requests

The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Financial Statements

The financial statements of FAF included in its annual report to shareholders on Form N-CSR for the fiscal period ended August 31, 2025, are incorporated herein by reference.

Appendix A - Proxy Voting Policy

Proxy Voting

Effective Date: 10/01/2024

Regulatory Highlights

Under the Advisers Act, investment advisers who exercise voting authority with respect to client securities are required to:

(a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, and which must include how an advisor addresses material conflicts that may arise between an advisor’s interests and those of its clients;

(b) disclose to clients how they may obtain information from the advisor with respect to the voting of proxies for their securities;

(c) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and

(d) maintain certain records relating to the advisor’s proxy voting activities when the advisor does have proxy voting authority.

Regulatory Requirements

Advisers Act: Rule 206(4)-6 and Rule 204-2

Applicability

Institutional Clients

Private Fund

RIC

Policy Objective Statements

The securities on which USBAM currently provides discretionary investment advice are fixed income securities, mutual funds, certain unregistered funds and certain Registered Investment Companies. Many of the funds are authorized to invest in money market funds. Certain Client accounts are authorized to invest in Exchange Traded Funds (“ETF”) or mutual funds. USBAM from time to time receives proxies to vote (or equivalent actions), where specifically authorized, on behalf of such discretionary clients. Refer to the Advisor’s Form ADV Part 2 for additional information concerning disclosure of proxy voting activities.

If a Client participates in the U.S. Bank Securities Lending Program, then USBAM will not have the right to vote the proxies of any securities that are on loan as of the shareholder meeting record date.

Portfolio managers and/or credit analysts, who become aware of upcoming proxy issues relating to any securities in portfolios they manage, or issuers they follow, will consider the desirability of recalling the affected securities that are on loan or restricting lending of the affected securities prior to the record date for the matter.

Non-ERISA Clients - With respect to clients which are not subject to ERISA, USBAM serves either as a discretionary investment manager or as a non-discretionary investment consultant. For non-discretionary accounts, USBAM would not vote any proxies for any securities held by the plan. For discretionary accounts, where USBAM exercises discretionary investment services, USBAM will not vote proxies unless specifically stated in the contract to do so.

ERISA Clients - With respect to clients which are subject to ERISA, USBAM serves either as a discretionary investment manager or as a non-discretionary pension or investment consultant. For non-discretionary accounts, USBAM would not vote any proxies for any securities held by the plan. For discretionary accounts, USBAM will vote proxies, unless the ERISA plan sponsor has retained the ability to vote the proxies, as stated in the contract.

Tender Offers, Corporate Actions, etc. All corporation actions, tender offers, and other material events carried out by a company that materially impacts it stakeholders should be sent to Operations for processing.

PROXY VOTING
Client Type	Discretionary	Non-Discretionary	Send Request to:
ERISA (OCIO) – ETFs and Mutual Funds	Customarily will vote, unless ERISA plan sponsor has voting authority (as documented in the contract)	Will not vote as no control over assets	OCIO Trading Team (Tyler Braun)
Non-ERISA (OCIO) – ETFs and Mutual Funds	Customarily will not vote, unless contracted to do so	Will not vote as no control over assets	OCIO Trading Team (Tyler Braun)
Fixed Income Securities	Customarily will not vote, unless contracted to do so	Will not vote as no control over assets	Investment Services Group (ISG does not vote proxies) Will forward to appropriate PM. ISG transmit notice to custodian bank. (John Mitchell/Lori Cain) and backup by Settlements Team.
Equities / Non-ETFs (does not trade equity securities)	N/A	N/A	N/A
TENDER OFFERS, CORPORATE ACTIONS, ETC.
All Client Accounts			Investment Services Group (John Mitchell/Lori Cain) and backup by the Settlements Team.

Conflicts of Interest

In the event a conflict of interest arises for shares held by a Client, it is escalated for review and resolution by the Chief Investment and Chief Compliance Officers.

Compliance Control Procedures

USBAM has adopted the following Proxy Voting Procedure in light of the limited proxies which it may receive on behalf of its clients.

Preventative Control Procedures:

●	In the event that USBAM receives a proxy notice with respect to a fixed-income security, it should be forwarded to the Investment Services Group (ISG) for disposition. If the proxy or consent relates to a mutual fund or ETF the request should be forwarded to the OCIO Trading Team for disposition. USBAM does not utilize the services of a 3rd party proxy service provider.

●	The appropriate departments (ISG or OCIO Trading Team) will verify that the proxy or consent request is not in connection with securities held by a client which is a plan governed by ERISA.

○	ISG reviews all notices for fixed income separately managed accounts, identifies the accounts the notice relates to, and then forwards to the applicable portfolio manager for review. The portfolio manager will not make an election if contracted to do so or if stated in the IPS. If the portfolio is a discretionary account, the portfolio manager will make the election and return the notice to the Investment Services Group. The Company does not vote for non-discretionary clients. ISG transmits the notice to the applicable custodian bank.

○	OCIO Trading Team - If the proxy is in connection with securities held by an ERISA plan client or non-ERISA client the OCIO Trading Team will review and provide disposition and will only vote if contracted to do so or if stated in the IPS.

USBAM will vote proxies in the best interest of its Clients regardless of real or perceived conflicts of interest. To minimize this risk, the IPC will discuss conflict avoidance at least annually to ensure that appropriate parties understand the actual and perceived conflicts of interest proxy voting may face.

Detective Control Procedures:

●	A log is maintained by ISG of all fixed-income security proxy notices received which includes all pertinent details as well as the election made by the portfolio manager.

●	A log is maintained by the OCIO Trading Team of all mutual fund or ETF proxy notices received which includes all the pertinent details as well as election made by the OCIO Trading Team.

●	In the Form ADV Part 2A delivered to the client,

○	USBAM summarizes its proxy voting policy and provides information as to its availability and how to obtain a copy.

●	In August 2019, the SEC provided guidance to assist Investment Advisers in fulfilling their proxy voting responsibilities and to the extent they rely on voting advice from proxy advisory firms, they must take reasonable steps to ensure the use of that advice is consistent with their fiduciary duties. As Investment Adviser to the PFMAM Multi-Manager Series Trust (the “Trust)”:

○	USBAM conducts a review of all sub-adviser proxy policies and their use of 3rd party providers and prepares a report which is presented to the Board of Trustees at the next scheduled meeting; and

●	Annually, USBAM will request certifications from all sub-advisers to the Trust that their proxy voting practices are consistent with SEC guidance. The Chief Compliance Officer will review and approve any correspondence related to USBAM’s Proxy Voting policy.

●	The Chief Compliance Officer is responsible for ensuring that a summary of the USBAM’s proxy voting policies and procedures is disclosed in the Advisor’s Form ADV.

●	The Proxy Voting policy is reviewed at least on an annual basis.

Policy Owner

●	Compliance Manager

Responsible Parties

●	Operations

●	IPC

●	Compliance

●	Investments

●	Legal

Related Policies

●	None

Related Disclosures

●	Form ADV, Part 2A

For any defined terms used herein, please refer to glossary of Fund and Advisor standard terms document.

New Reporting Regulation for Form N-PX effective 7/1/2024:

Enhanced Reporting of Proxy Votes by Registered Management Investment Companies, Reporting of Executive Compensation votes by Institutional Investment Managers

●	The Securities and Exchange Commission (“Commission”) is adopting amendments to Form N-PX under the Investment Company Act of 1940 to enhance the information mutual funds, exchange-traded funds (“ETF’s) and certain other funds currently report about their proxy votes and to make that information easier to analyze. The Commission also is adopting rule and form amendments under the Securities Exchange Act of 1934 (“Exchange Act”) that would require an institutional manager subject to the Exchange Act to report on Form N-PX how it voted proxies relating to executive compensation matters, as required by the Exchange Act. The reporting requirements for institutional investment managers complete implementation of those requirements added by the Dodd-Frank Wall Street Reform and Consumer Protection Act. The rule is effective July 1, 2024. See implementation timeline below.

●	An investment manager is required to report a say-on-pay vote for a security only if the manager: (1) has the power to vote or direct the voting of a security; and (2) “exercises” this power to influence a voting decision for the security.

●	Additionally, there is a requirement for managers that do not have any proxy votes to report for the reporting period to file a notice report to this effect.

●	Timeline – All funds are required to report their proxy voting records, and managers will be required to report say-on-pay votes, annually on Form N-PX no later than August 31 of each year for the most recent 12-month period ending June 30th. First filing under new regulation requirements effective July 1, 2024, for the time period July 1, 2023 – June 30, 2024.

EXHIBIT A

Proxy Records

Disclose the information required or permitted by Item 1 in the order presented in paragraphs (a) through (o) listed below:

1.	Voting Record

●	If the reporting person is a Fund (e.g. MMST), disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the Fund was entitled to vote, including securities on loan for purposes of this form.

●	If the reporting person is an Institutional Manager, disclose the following information for each shareholder vote pursuant to Section 14A(a) and (b) of the Exchange Act over which the Institutional Manager exercised voting power as defined in Rule 14Ad-1(d) under the Exchange Act. Please note, an Institutional Manager needs only to report proxy how it voted proxies relating to executive compensation matters/say-on-pay votes, at least annually.

a.	The name of the issuer of the security

b.	CUSIP

c.	ISIN

d.	FIGI (optional)

e.	Shareholder Meeting Data

f.	An identification of the matter voted on

g.	All categories applicable to the matter voted on from the following list of categories:

i.	Director elections

ii.	Section 14A say-on-pay votes (examples: Section 14A executive compensation, Section 14A executive compensation vote frequency, Section 14A extraordinary transaction executive compensation

iii.	Audit-related (examples: auditor ratification, auditor rotation)

iv.	Investment company matters (examples: new or changed investment management agreement, assignment of investment management agreement, business development company approval of restricted securities or asset coverage ratio change; closed-end investment company issuance of shares below net asset value)

v.	Shareholder rights and defenses (examples: adoption or modification of a shareholder rights plan, control share acquisition provisions, fair price provisions, board classification, cumulative voting);

vi.	Extraordinary transactions (examples: merger, asset sale, liquidation, buyout, joint venture, going private, spinoff, delisting);

vii.	Capital structure (examples: security issuance, stock split, reverse stock split, dividend buyback, tracking stock, adjustment to par value, authorization of additional stock);

viii.	Compensation (examples: board compensation, executive compensation (other than Section 14A say-on-pay), board or executive anti-hedging, board or executive anti-pledging compensation clawback, 10b5-1 plans);

ix.	Corporate governance (examples: term limits, board committee issues, size of board, articles of incorporation or bylaws, codes of ethics approval to adjourn, acceptance of minutes, proxy access);

x.	Environment or climate (examples: greenhouse gas (GHG) emissions, transition planning or reporting, biodiversity or ecosystem risk, chemical footprint, renewable energy or energy efficiency, water issues, waste or pollution, deforestation or land use, say-on-climate, environmental justice;

xi.	Human rights or human capital/workforce (examples: workforce-related mandatory arbitration, supply chain exposure to human rights risks, outsourcing or outsourcing workplace sexual harassment);

xii.	Diversity, equity, and inclusion (examples: board diversity, pay gap);

xiii.	Other social issues (examples: lobbying, political or charitable activities, data privacy, responsible tax policies, consumer protection): or

xiv.	Oher (along with a brief description)

h.	For reports filed by Funds, disclosure whether the matter was proposed by the issuer or by a security holder;

i.	The number of shares that were voted with the number zero (“0”) entered if no shares were voted;

j.	The number of shares that the reporting person loaned and did not recall;

k.	How the shares in paragraph (i) were voted (e.g., for or against proposal, or abstain; for or withhold regarding election of directors) and if the votes were cast in multiple manners (e.g., for and against), the number of shares voted in each manner;

l.	Whether the votes disclosed in paragraph (k) represented votes for or against management’s recommendation;

m.	If applicable, identify each Institutional Manager on whose behalf this Form N-PX report is being files (other than the reporting peon filing the report) that exercised voting power over the security by entering the number assigned to the Institutional Manager on the Summary Page;

n.	If applicable, identify the Series that was eligible to vote the security b providing the Series identification number listed on the Summary Page and

o.	Any other information the reporting person would like to provide about the matter or how it voted.

FIRST AMERICAN FUNDS TRUST

Part C - Other Information.

Item 28.	Exhibits

The following Exhibits are filed as part of the Registrant’s Registration Statement:

(a)		Second Amended and Restated Declaration of Trust (the “Declaration of Trust”) dated December 17, 2024 (Incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 3 to the Registration Statement of Registrant, filed on December 20, 2024 (File Nos. 333-260527 and 811-23751)).

(b)		Amended and Restated Bylaws (the “Bylaws”) dated January 13, 2022 (Incorporated by reference to Exhibit (b) to Pre-Effective Amendment No. 2 to the Registration Statement of Registrant, filed on January 18, 2022 (File Nos. 333-260527 and 811-23751)).

(c)		Not Applicable.

(d)	(1)	Investment Advisory Contract between the Registrant and U.S. Bancorp Asset Management, Inc. (the “Adviser”) dated November 15, 2021 (Incorporated by reference to Exhibit (d)(1) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

	(2)	Expense Limitation Agreement between the Registrant and Adviser dated September 10, 2025 – Filed herewith.

(e)	(1)	Distribution Agreement between the Registrant, Quasar Distributors, LLC and the Adviser dated December 21, 2021 (Incorporated by reference to Exhibit (e)(1) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

	(2)	Amendment No.1 to the Distribution Agreement between the Registrant and Adviser dated November 1, 2023 (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 2 to the Registration Statement of Registrant, filed on December 22, 2023 (File Nos. 333-260527 and 811-23751)).

	(3)	Amendment No. 2 to the Distribution Agreement between the Registrant and Adviser dated March 4, 2025 (Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 5 to the Registration Statement of Registrant, filed on March 20, 2025 (File Nos. 333-260527 and 811-23751)).

	(4)	Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(2) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

(f)		Not Applicable.

(g)	(1)	Custody Agreement between the Registrant and U.S. Bank National Association dated November 15, 2021 (Incorporated by reference to Exhibit (g)(1) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

	(2)	Custody Agreement Schedule Amendment between the Registrant and U.S. Bank National Association dated June 13, 2023 (Incorporated by reference to Exhibit (g)(2) to Pre-Effective Amendment No. 3 to the Registration Statement of Registrant, filed on June 15, 2023 (File Nos. 333-260527 and 811-23751)).

	(3)	Custody Agreement Amendment between the Registrant and U.S. Bank National Association dated November 1, 2023 (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 2 to the Registration Statement of Registrant, filed on December 22, 2023 (File Nos. 333-260527 and 811-23751)).

(h)	(1)	Administration Agreement between the Registrant and the Adviser dated November 15, 2021 (Incorporated by reference to Exhibit (h)(1) to Pre- Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

	(2)	Sub-Administration Agreement between the Adviser and U.S. Bancorp Fund Services, LLC dated November 15, 2021 (Incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

	(3)	Sub-Administration Agreement Addendum between the Adviser and U.S. Bancorp Fund Services, LLC dated November 27, 2023 (Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 2 to the Registration Statement of Registrant, filed on December 22, 2023 (File Nos. 333-26027 and 811-23751)).

	(4)	Transfer Agent and Shareholder Servicing Agreement between the Registrant, U.S. Bancorp Fund Services, LLC, and the Adviser dated November 15, 2021 (Incorporated by reference to Exhibit (h)(3) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

	(5)	Transfer Agent and Shareholder Servicing Agreement Amendment between the Registrant, U.S. Bancorp Fund Services, LLC and the Adviser dated June 13, 2023 (Incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 2 to the Registration Statement of Registrant, filed on December 22, 2023 (File Nos. 333-26027 and 811-23751)).

	(6)	Shareholder Service Plan and Agreement between the Registrant and the Adviser dated November 15, 2021 (Incorporated by reference to Exhibit (h)(4) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

(i)		Opinion and Consent of Ropes & Gray LLP – Filed herewith.

(j)		Consent of Independent Registered Public Accounting Firm – Filed herewith.

(k)		Not Applicable.

(l)		Initial Capital Agreement (Incorporated by reference to Exhibit (l) to Pre-Effective Amendment No. 2 to the Registration Statement of Registrant, filed on January 18, 2022 (File Nos. 333-260527 and 811-23751).

(m)	(1)	Distribution and Service Plan dated November 15, 2021, for Class A and Class D shares (Incorporated by reference to Exhibit (m)(1) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

	(2)	Form of Rule 12b-1 Fee Agreement (Incorporated by reference to Exhibit (m)(2) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

(n)		Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated June 10, 2025 – Filed herewith.

(o)		Reserved.

(p)	(1)	First American Funds Trust Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley Act (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 3 to the Registration Statement of Registrant, filed on December 20, 2024 (File Nos. 333-260527 and 811-23751)).

(q)		Other Exhibits: Power of Attorney dated September 9, 2025 – Filed herewith.

Item 29.		Persons Controlled by or Under Common Control with Registrant.

No such persons.

Item 30.	Indemnification.

Article Five of the Bylaws of Registrant provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and each of its other trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) (i.e., those who are employees or officers of any investment adviser to Registrant or any affiliated person thereof) (Covered Persons), to the fullest extent authorized by applicable law against all liabilities and expenses in connection with the defense or disposition of any proceeding in which such Covered Person may be or may have been involved or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a trustee or officer or by reason of his or her being or having been such a Covered Person, all as more fully set forth in the Bylaws, which are filed as an exhibit to the registration statement.

Section 17(h) of the Investment Company Act of 1940 (1940 Act) provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant’s Declaration of Trust provides that nothing in the Declaration of Trust shall protect any trustee or officer against any liabilities to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position with or on behalf of the Registrant and the Registrant’s Bylaws provides that no indemnification will be made in violation of the provisions of the 1940 Act.

The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser are insured under an errors and omissions liability insurance policy. Registrant’s investment adviser, U.S. Bancorp Asset Management, Inc., maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by U.S. Bancorp Asset Management, Inc.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser.

Information on the business of the Registrant’s investment adviser, U.S. Bancorp Asset Management, Inc. (the “Manager”), is described in the section of each series’ Statement of Additional Information, filed as part of this Registration Statement, entitled “Investment Advisory and Other Services.” The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

Name and Address	Principal Occupation(s) During the Past Two Years
Eric J. Thole	Chief Executive Officer and President, U.S. Bancorp Asset Management,
U.S. Bancorp Asset Management, Inc.	Inc.; Director, U.S. Bancorp Asset Management, Inc.; prior to September 2024,
800 Nicollet Mall	President, FAF
Minneapolis, MN 55402
James D. Palmer	Chief Investment Officer, U.S. Bancorp Asset Management, Inc.;
U.S. Bancorp Asset Management, Inc.	Director, U.S. Bancorp Asset Management, Inc.; President, FAF,
800 Nicollet Mall	since September 2024 and, prior thereto, Vice President, FAF
Minneapolis, MN 55402
Richard J. Ertel	Director, Chief Counsel and Secretary, U.S. Bancorp Asset Management, Inc.;
U.S. Bancorp Asset Management, Inc.	Secretary, FAF
800 Nicollet Mall
Minneapolis, MN 55402
Jill M. Stevenson	Head of Operations, U.S. Bancorp Asset Management, Inc.;
U.S. Bancorp Asset Management, Inc.	Treasurer, FAF
800 Nicollet Mall
Minneapolis, MN 55402
Scott F. Cloutier	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.;
U.S. Bancorp Asset Management, Inc.	Assistant Secretary, FAF
800 Nicollet Mall
Minneapolis, MN 55402
Leo J. Karwejna	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since
U.S. Bancorp Asset Management, Inc.	March 2024, and PFM Asset Management LLC through October 2024
800 Nicollet Mall
Minneapolis, MN 55402

Item 32.	Principal Underwriters.

(a)

Registrant’s distributor, Quasar Distributors, LLC (the “Distributor”) acts as principal underwriter and distributor for the following investment companies:

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions

AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions

AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions

AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions

AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions

AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions

AAM SLC Low Duration Income ETF, Series of ETF Series Solutions

AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions

AAM Transformers ETF, Series of ETF Series Solutions

Abacus FCF ETF Trust

Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.

Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.

Acquirers Deep Value ETF, Series of ETF Series Solutions

Adara Smaller Companies Fund, Series of The RBB Fund, Inc.

Advisor Managed Portfolios

Allied Asset Advisors Funds

Angel Oak Funds Trust

Angel Oak Strategic Credit Fund

Antares Private Credit Fund

Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions

Aptus Deferred Income ETF, Series of ETF Series Solutions

Aptus Defined Risk ETF, Series of ETF Series Solutions

Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions

Aptus Enhanced Yield ETF, Series of ETF Series Solutions

Aptus International Enhanced Yield ETF, Series of ETF Series Solutions

Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions

Aptus Large Cap Upside ETF, Series of ETF Series Solutions

Aquarius International Fund, Series of The RBB Fund, Inc.

ATAC Rotation Fund, Series of Managed Portfolio Series

Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions

Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions

Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions

Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.

Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.

Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.

Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.

Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.

Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.

Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.

Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers

Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers

Brookfield Infrastructure Income Fund Inc.

Brookfield Investment Funds

BTD Capital Fund, Series of ETF Series Solutions

Buffalo Funds

Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.

Capital Advisors Growth Fund, Series of Advisors Series Trust

Carbon Strategy ETF, Series of ETF Series Solutions

Chase Growth Fund, Series of Advisors Series Trust

ClearShares OCIO ETF, Series of ETF Series Solutions

ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions

ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions

Coho Relative Value Equity Fund, Series of Managed Portfolio Series

Coho Relative Value ESG Fund, Series of Managed Portfolio Series

Core Alternative ETF, Series of Listed Funds Trust

Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series

CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers

CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers

CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers

CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers

Davidson Multi Cap Equity Fund, Series of Advisors Series Trust

Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers

Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions

Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions

Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions

DoubleLine Funds Trust

EA Series Trust (f/k/a Alpha Architect ETF Trust)

Edgar Lomax Value Fund, Series of Advisors Series Trust

ETFB Green SRI REITs ETF, Series of ETF Series Solutions

F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.

F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.

F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.

F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.

F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.

F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.

F/m High Yield 100 ETF, Series of The RBB Fund, Inc.

F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.

F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.

F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.

F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.

F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.

F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.

F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.

F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.

F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.

F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.

F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.

F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.

First American Funds Trust

First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust

First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust

FundX Investment Trust

Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios

Harding, Loevner Funds, Inc.

Hennessy Funds Trust

Hood River International Opportunity Fund, Series of Manager Directed Portfolios

Hood River New Opportunities Fund, Series of Manager Directed Portfolios

Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios

Horizon Funds

Hotchkis & Wiley Funds

Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions

Hoya Capital Housing ETF, Series of ETF Series Solutions

Huber Large Cap Value Fund, Series of Advisors Series Trust

Huber Mid Cap Value Fund, Series of Advisors Series Trust

Huber Select Large Cap Value Fund, Series of Advisors Series Trust

Huber Small Cap Value Fund, Series of Advisors Series Trust

Intrepid Capital Management Funds Trust

Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series

Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series

Jacob Funds Inc.

Jensen Global Quality Growth Fund, Series of Trust for Professional Managers

Jensen Quality MidCap Fund, Series of Trust for Professional Managers

Kensington Active Advantage Fund, Series of Managed Portfolio Series

Kensington Defender Fund, Series of Managed Portfolio Series

Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series

Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series

Kensington Managed Income Fund, Series of Managed Portfolio Series

Kirr, Marbach Partners Funds, Inc.

Leuthold Core ETF, Series of Managed Portfolio Series

Leuthold Core Investment Fund, Series of Managed Portfolio Series

Leuthold Global Fund, Series of Managed Portfolio Series

Leuthold Grizzly Short Fund, Series of Managed Portfolio Series

Leuthold Select Industries ETF, Series of Managed Portfolio Series

LHA Market State Tactical Beta ETF, Series of ETF Series Solutions

LHA Market State Tactical Q ETF, Series of ETF Series Solutions

LHA Risk-Managed Income ETF, Series of ETF Series Solutions

LK Balanced Fund, Series of Managed Portfolio Series

LKCM Funds

LoCorr Investment Trust

Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust

MainGate Trust

Mason Capital Fund Trust

Matrix Advisors Funds Trust

McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions

Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust

Medalist Partners Short Duration Fund, Series of Advisors Series Trust

Monetta Trust

Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.

Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.

Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.

Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.

Motley Fool Next Index ETF, Series of The RBB Fund, Inc.

Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.

Muhlenkamp Fund, Series of Managed Portfolio Series

NETLease Corporate Real Estate ETF, Series of ETF Series Solutions

Nicholas Equity Income Fund, Inc.

Nicholas Fund, Inc.

Nicholas II, Inc.

Nicholas Limited Edition, Inc.

Nuance Concentrated Value Fund, Series of Managed Portfolio Series

Nuance Mid Cap Value Fund, Series of Managed Portfolio Series

Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.

Oaktree Diversified Income Fund Inc.

Olstein All Cap Value Fund, Series of Managed Portfolio Series

Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series

Optima Strategic Credit Fund, Series of The RBB Fund, Inc.

Opus Small Cap Value ETF, Series of ETF Series Solutions

O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust

Permanent Portfolio Family of Funds

Perritt Funds, Inc.

PIA BBB Bond Fund, Series of Advisors Series Trust

PIA High Yield (MACS) Fund, Series of Advisors Series Trust

PIA High Yield Fund, Series of Advisors Series Trust

PIA MBS Bond Fund, Series of Advisors Series Trust

PIA Short-Term Securities Fund, Series of Advisors Series Trust

Poplar Forest Cornerstone Fund, Series of Advisors Series Trust

Poplar Forest Partners Fund, Series of Advisors Series Trust

Port Street Quality Growth Fund, Series of Managed Portfolio Series

Procure ETF Trust II

Professionally Managed Portfolios

Prospector Funds, Inc.

Provident Mutual Funds, Inc.

Pzena Emerging Markets Value Fund, Series of Advisors Series Trust

Pzena International Small Cap Value Fund, Series of Advisors Series Trust

Pzena International Value Fund, Series of Advisors Series Trust

Pzena Mid Cap Value Fund, Series of Advisors Series Trust

Pzena Small Cap Value Fund, Series of Advisors Series Trust

RBC Funds Trust

Reinhart Genesis PMV Fund, Series of Managed Portfolio Series

Reinhart International PMV Fund, Series of Managed Portfolio Series

Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series

Reverb ETF, Series of Advisors Series Trust

RiverPark Strategic Income Fund, Series of Trust for Professional Managers

Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers

Rockefeller Municipal Opportunities Fund

Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers

SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios

SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios

Scharf ETF, Series of Advisors Series Trust

Scharf Global Opportunity ETF, Series of Advisors Series Trust

Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust

SEG Partners Long/Short Equity Fund

Series Portfolios Trust

SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.

SGI Enhanced Core ETF, Series of The RBB Fund, Inc.

SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.

SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.

SGI Global Equity Fund, Series of The RBB Fund, Inc.

SGI Peak Growth Fund, Series of The RBB Fund, Inc.

SGI Prudent Growth Fund, Series of The RBB Fund, Inc.

SGI Small Cap Core Fund, Series of The RBB Fund, Inc.

SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.

SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.

Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust

Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust

SWP Growth & Income ETF, Series of Manager Directed Portfolios

Tax-Exempt Private Credit Fund, Inc.

The Acquirers Fund, Series of ETF Series Solutions

The Aegis Funds

The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions

The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions

The Glenmede Fund, Inc.

The GoodHaven Funds Trust

The Jensen Quality Growth Fund Inc.

The RBB Fund Trust

Thompson IM Funds, Inc.

Tortoise Capital Series Trust

Tremblant Global ETF, Series of Managed Portfolio Series

U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions

U.S. Global JETS ETF, Series of ETF Series Solutions

U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions

U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions

US Vegan Climate ETF, Series of ETF Series Solutions

USQ Core Real Estate Fund

Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios

Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions

Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions

Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust

Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust

Wall Street EWM Funds Trust

WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.

WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.

WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.

(b)	The officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each officer is Quasar Distributors, LLC, 190 Middle Street, 2nd Floor, Portland, ME 04101.

Name	Position and Offices with Underwriter	Position and Offices with Registrant
Teresa M.K. Cowan	President and Manager	None
Chris Lanza	Vice President	None
Kate Macchia	Vice President	None
Kelly Whetstone	Secretary	None
Susan L. LaFond	Vice President and Chief Compliance Officer and Treasurer	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, State of Minnesota, on the 14th day of November, 2025.

FIRST AMERICAN FUNDS TRUST

By:	/s/ James D. Palmer
James D. Palmer
President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

Principal Executive Officer:

By:	/s/ James D. Palmer	President	November 14, 2025
James D. Palmer

Principal Financial and Accounting Officer:

By:	/s/ Jill M. Stevenson	Treasurer	November 14, 2025
Jill M. Stevenson

By: *	Trustee	November 14, 2025
David K. Baumgardner

By: *	Trustee	November 14, 2025
James D. McDonald

By: *	Trustee	November 14, 2025
Jennifer J. McPeek

By: *	Trustee	November 14, 2025
Harpreet Saluja

By: *	Trustee, Chair	November 14, 2025
P. Kelly Tompkins

* Richard J. Ertel, by signing his name hereto, does herby sign this document on behalf of each of the above-named Trustees of First American Funds Trust pursuant to the powers of attorney duly executed by such persons.

By: /s/ Richard J. Ertel	Attorney-in-Fact	November 14, 2025
Richard J. Ertel

INDEX TO EXHIBITS

(d)(2)	Expense Limitation Agreement between Registrant and Adviser dated September 10, 2025.
(i)	Opinion and Consent of Ropes & Gray LLP
(j)	Consent of Independent Registered Public Accounting Firm
(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3
(q)	Power of Attorney